UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:    October 31, 2009
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



First Trust Consumer Discretionary AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares     Description                                Value
--------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AUTO COMPONENTS -- 4.1%
    1,136  Autoliv, Inc.                          $   38,147
    9,870  Federal Mogul Corp. (b)                   110,051
   11,657  Goodyear Tire & Rubber (The) Co. (b)      150,142
    2,983  Johnson Controls, Inc.                     71,353
   11,853  TRW Automotive Holdings Corp. (b)         185,499
                                               --------------
                                                     555,192
                                               --------------

           AUTOMOBILES -- 1.9%
    5,181  Harley-Davidson, Inc.                     129,110
    5,004  Thor Industries, Inc.                     131,205
                                               --------------
                                                     260,315
                                               --------------

           BEVERAGES -- 0.3%
    1,163  Central European Distribution
              Corp. (b)                               36,181
                                               --------------
           DISTRIBUTORS -- 1.6%
    3,129  Genuine Parts Co.                         109,484
    6,426  LKQ Corp. (b)                             110,977
                                               --------------
                                                     220,461
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 3.2%
      518  Apollo Group, Inc., Class A (b)            29,578
    1,563  Career Education Corp. (b)                 32,573
      687  DeVry, Inc.                                37,984
    5,848  Hillenbrand, Inc.                         116,843
      344  ITT Educational Services, Inc. (b)         31,080
   16,994  Service Corp. International               116,749
    2,779  Weight Watchers International,
              Inc.                                    73,671
                                               --------------
                                                     438,478
                                               --------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 0.8%
    2,863  Tech Data Corp. (b)                       110,025
                                               --------------
           FOOD & STAPLES RETAILING -- 2.0%
    4,209  BJ's Wholesale Club, Inc. (b)             147,441
    2,108  Costco Wholesale Corp.                    119,840
                                               --------------
                                                     267,281
                                               --------------


           HOTELS, RESTAURANTS & LEISURE -- 14.1%
    5,966  Carnival Corp.                            173,730
    1,569  Chipotle Mexican Grill, Inc.,
              Class A (b)                            127,858
    1,226  Choice Hotels International, Inc.          36,559
    2,236  Darden Restaurants, Inc.                   67,773
    5,546  International Game Technology              98,941
    5,530  International Speedway Corp., Class A     141,070


Shares     Description                                Value
--------------------------------------------------------------

           HOTELS, RESTAURANTS & LEISURE
              (Continued)
    7,073  Las Vegas Sands Corp. (b)               $ 106,731
    4,319  Marriott International, Inc.,
              Class A                                108,234
    9,893  MGM MIRAGE (b)                             91,708
      695  Panera Bread Co., Class A (b)              41,686
    8,246  Royal Caribbean Cruises Ltd. (b)          166,817
    9,614  Starbucks Corp. (b)                       182,474
    4,618  Starwood Hotels & Resorts
              Worldwide, Inc.                        134,199
   16,118  Wendy's/Arby's Group, Inc., Class A        63,666
    4,457  WMS Industries, Inc. (b)                  178,191
    9,344  Wyndham Worldwide Corp.                   159,315
    1,128  Yum! Brands, Inc.                          37,168
                                               --------------
                                                   1,916,120
                                               --------------

           HOUSEHOLD DURABLES -- 5.8%
    1,646  Black & Decker (The) Corp.                 77,724
      886  Fortune Brands, Inc.                       34,510
    3,158  Garmin Ltd.                                95,561
    4,501  Harman International Industries,Inc.      169,283
    1,964  Leggett & Platt, Inc.                      37,964
    9,717  Newell Rubbermaid, Inc.                   140,994
      120  NVR, Inc. (b)                              79,472
    2,180  Whirlpool Corp.                           156,066
                                               --------------
                                                     791,574
                                               --------------

           INTERNET & CATALOG RETAIL -- 4.1%
      817  Amazon.com, Inc. (b)                       97,068
    8,290  Expedia, Inc. (b)                         187,934
    1,649  NetFlix, Inc. (b)                          88,139
    1,198  priceline.com, Inc. (b)                   189,033
                                               --------------
                                                     562,174
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 2.2%
    5,045  eBay, Inc. (b)                            112,352
    9,833  IAC/InterActiveCorp (b)                   186,237
                                               --------------
                                                     298,589
                                               --------------


           LEISURE EQUIPMENT & PRODUCTS -- 1.4%
    4,291  Hasbro, Inc.                              117,016
    4,129  Mattel, Inc.                               78,162
                                               --------------
                                                     195,178
                                               --------------


           MACHINERY -- 2.1%
    4,386  Snap-on, Inc.                             160,221
    2,789  Stanley Works (The)                       126,146
                                               --------------
                                                     286,367
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares     Description                                Value
--------------------------------------------------------------

           COMMON STOCKS (Continued)
           MEDIA -- 11.9%
   11,754  Comcast Corp., Class A                  $ 170,433
    7,578  CTC Media, Inc. (b)                       121,854
    2,764  DIRECTV Group (The), Inc. (b)              72,693
    6,871  Discovery Communications, Inc.,
              Class A (b)                            188,952
    3,960  DISH Network Corp., Class A (b)            68,904
    2,143  DreamWorks Animation SKG, Inc.,
              Class A (b)                             68,576
   10,137  Interpublic Group of Cos. (The),
              Inc. (b)                                61,025
    1,388  Lamar Advertising Co., Class A (b)         33,728
    3,379  Liberty Global, Inc., Class A (b)          69,371
    4,002  Marvel Entertainment, Inc. (b)            199,980
    9,389  New York Times (The) Co., Class A          74,830
    2,064  Omnicom Group, Inc.                        70,754
    3,096  Regal Entertainment Group, Class A         39,041
    2,063  Scripps Networks Interactive, Class A      77,899
    2,720  Viacom, Inc., Class B (b)                  75,045
    5,551  Walt Disney (The) Co.                     151,931
    6,892  Warner Music Group Corp. (b)               39,698
       81  Washington Post (The) Co., Class B         34,992
                                               --------------
                                                   1,619,706
                                               --------------

           MULTILINE RETAIL -- 7.6%
    6,093  Big Lots, Inc. (b)                        152,630
    2,446  Dollar Tree, Inc. (b)                     110,388
    1,443  Family Dollar Stores, Inc.                 40,837
    3,528  J. C. Penney Co., Inc.                    116,883
    2,673  Kohl's Corp. (b)                          152,949
    6,502  Nordstrom, Inc.                           206,633
    1,824  Sears Holdings Corp. (b)                  123,777
    2,550  Target Corp.                              123,496
                                               --------------
                                                   1,027,593
                                               --------------

           PERSONAL PRODUCTS -- 0.9%
    2,244  Avon Products, Inc.                        71,920
    1,027  Estee Lauder (The) Cos., Inc.,
              Class A                                 43,648
                                               --------------
                                                     115,568
                                               --------------

           ROAD & RAIL -- 0.3%
    3,521  Hertz Global Holdings, Inc. (b)            32,781
                                               --------------
           SPECIALTY RETAIL -- 27.4%
    1,443  Aaron's, Inc.                              36,147
    2,319  Abercrombie & Fitch Co., Class A           76,110
      969  Advance Auto Parts, Inc.                   36,105
    4,567  Aeropostale, Inc. (b)                     171,399
    4,522  American Eagle Outfitters, Inc.            79,090
    2,107  AutoNation, Inc. (b)                       36,325


Shares     Description                                Value
--------------------------------------------------------------

           SPECIALTY RETAIL (Continued)
      261  AutoZone, Inc. (b)                     $   35,316
    6,863  Barnes & Noble, Inc.                      113,994
    4,062  Bed Bath & Beyond, Inc. (b)               143,023
    2,030  Best Buy Co., Inc.                         77,505
    7,294  CarMax, Inc. (b)                          143,473
   15,273  Chico's FAS, Inc. (b)                     182,512
    8,865  Dick's Sporting Goods, Inc. (b)           201,147
    3,189  Foot Locker, Inc.                          33,421
    7,502  GameStop Corp., Class A (b)               182,224
    7,126  Gap (The), Inc.                           152,069
    4,118  Guess?, Inc.                              150,513
    2,862  Home Depot (The), Inc.                     71,808
    8,974  Limited Brands, Inc.                      157,942
    7,283  Lowe's Cos., Inc.                         142,528
   29,991  Office Depot, Inc. (b)                    181,446
    2,108  O'Reilly Automotive, Inc. (b)              78,586
    7,950  Penske Automotive Group, Inc.             124,497
    1,754  PetSmart, Inc.                             41,272
   11,981  RadioShack Corp.                          202,359
    3,190  Ross Stores, Inc.                         140,392
    5,129  Staples, Inc.                             111,299
    3,090  Tiffany & Co.                             121,406
    4,104  TJX (The) Cos., Inc.                      153,284
    5,052  Urban Outfitters, Inc. (b)                158,532
    9,813  Williams-Sonoma, Inc.                     184,288
                                               --------------
                                                   3,720,012
                                               --------------

           TEXTILES, APPAREL & LUXURY GOODS -- 6.8%
    4,630  Coach, Inc.                               152,651
    9,276  Hanesbrands, Inc. (b)                     200,547
    1,179  NIKE, Inc., Class B                        73,310
    4,641  Phillips-Van Heusen Corp.                 186,336
    2,590  Polo Ralph Lauren Corp.                   192,748
    1,644  VF Corp.                                  116,790
                                               --------------
                                                     922,382
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS -- 1.6%
      876  MSC Industrial Direct Co., Inc.,
              Class A                                 37,712
    6,892  WESCO International, Inc. (b)             176,159
                                               --------------
                                                     213,871
                                               --------------

           TOTAL INVESTMENTS -- 100.1%
           (Cost $12,777,090) (c)                 13,589,848
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (10,239)
                                               --------------

           NET ASSETS -- 100.0%                 $ 13,579,609
                                               ==============

       See Notes to Quarterly Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,034,857 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $222,099.


___________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments     Level 1         Level 2         Level 3
                ------------------------------------------
Common Stocks*  $13,589,848     $     -         $     -
                ==========================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Consumer Staples AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            BEVERAGES -- 17.0%
     4,483  Brown-Forman Corp., Class B            $ 218,815
     2,013  Coca-Cola (The) Co.                      107,313
    28,849  Coca-Cola Enterprises, Inc.              550,150
     2,942  Hansen Natural Corp. (b)                 106,353
     8,882  Molson Coors Brewing Co., Class B        434,952
    11,865  Pepsi Bottling Group (The), Inc.         444,226
    11,354  PepsiAmericas, Inc.                      331,991
                                               --------------
                                                   2,193,800
                                               --------------
            FOOD & STAPLES RETAILING -- 22.4%
    12,097  CVS Caremark Corp.                       427,024
    20,948  Kroger (The) Co.                         484,527
    31,321  Safeway, Inc.                            699,398
    16,484  Walgreen Co.                             623,590
    20,258  Whole Foods Market, Inc. (b)             649,471
                                               --------------
                                                   2,884,010
                                               --------------

            FOOD PRODUCTS -- 42.5%
    14,797  Archer-Daniels-Midland Co.               445,686
     3,453  Bunge Ltd.                               197,028
     6,627  Campbell Soup Co.                        210,407
    14,957  ConAgra Foods, Inc.                      314,097
    11,370  Corn Products International, Inc.        320,407
    53,339  Del Monte Foods Co.                      576,061
    12,335  Flowers Foods, Inc.                      288,146
     1,679  General Mills, Inc.                      110,680
     8,365  Green Mountain Coffee Roasters,
               Inc. (b)                              556,691
     2,719  H. J. Heinz Co.                          109,413
    12,172  Hormel Foods Corp.                       443,791
     6,117  J. M. Smucker (The) Co.                  322,549
    12,343  Kraft Foods, Inc., Class A               339,679
     7,395  Ralcorp Holdings, Inc. (b)               397,112
    19,405  Sara Lee Corp.                           219,082
    15,665  Smithfield Foods, Inc. (b)               208,971
    34,233  Tyson Foods, Inc., Class A               428,597
                                               --------------
                                                   5,488,397
                                               --------------
            HOUSEHOLD PRODUCTS -- 7.4%
     1,837  Clorox (The) Co.                         108,805
     4,888  Energizer Holdings, Inc. (b)             297,533
     3,665  Kimberly-Clark Corp.                     224,151
     5,599  Procter & Gamble (The) Co.               324,742
                                               --------------
                                                     955,231
                                               --------------
            PERSONAL PRODUCTS -- 6.1%
     3,905  Alberto-Culver Co.                       104,732
     3,302  Herbalife Ltd.                           111,112
    15,606  NBTY, Inc. (b)                           568,215
                                               --------------
                                                     784,059
                                               --------------

Shares      Description                               Value
--------------------------------------------------------------

            TOBACCO -- 4.4%
     2,910  Lorillard, Inc.                        $ 226,165
     2,218  Philip Morris International, Inc.        105,045
     4,856  Reynolds American, Inc.                  235,419
                                               --------------
                                                     566,629
                                               --------------
            TOTAL COMMON STOCKS -- 99.8%
             (Cost $11,636,331)                   12,872,126

            MONEY MARKET FUND -- 0.3%
    33,761  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $33,761)                          33,761
                                               --------------

            TOTAL INVESTMENTS -- 100.1%
            (Cost $11,670,092) (d)                12,905,887
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (12,798)
                                               --------------

            NET ASSETS -- 100.0%                $ 12,893,089
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,301,903 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,108.

      See Notes to Quarterly Portfolio of Investments

First Trust Consumer Staples AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments         Level 1         Level 2         Level 3
                    ------------------------------------------
Common Stocks*      $12,872,126     $     -         $     -
Money Market Fund        33,761           -               -
                    ------------------------------------------
Total Investments   $12,905,887     $     -         $     -
                    ==========================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Energy AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares     Description                                Value
--------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           ENERGY EQUIPMENT & SERVICES -- 42.2%
   14,837  Atwood Oceanics, Inc. (b)               $ 526,565
   12,272  Baker Hughes, Inc.                        516,283
   22,039  BJ Services Co.                           423,149
   11,322  Cameron International Corp. (b)           418,574
    1,373  Diamond Offshore Drilling, Inc.           130,778
    8,425  Dresser-Rand Group, Inc. (b)              248,285
   16,780  ENSCO International, Inc.                 768,356
   11,022  Exterran Holdings, Inc. (b)               225,179
    8,197  FMC Technologies, Inc. (b)                431,162
    4,828  Halliburton Co.                           141,026
   18,052  Helmerich & Payne, Inc.                   686,337
   12,521  Nabors Industries Ltd. (b)                260,812
   12,134  National Oilwell Varco, Inc. (b)          497,373
    4,615  Oceaneering International, Inc.(b)        235,827
   12,190  Oil States International, Inc. (b)        419,824
   47,264  Patterson-UTI Energy, Inc.                736,373
   23,448  Pride International, Inc. (b)             693,123
   30,934  Rowan Cos., Inc.                          719,216
    2,194  Schlumberger Ltd.                         136,467
    8,742  SEACOR Holdings, Inc. (b)                 710,462
   18,233  Smith International, Inc.                 505,601
   23,241  Superior Energy Services, Inc. (b)        502,238
                                               --------------
                                                   9,933,010
                                               --------------

           METALS & MINING -- 2.2%
    8,712  Walter Energy, Inc.                       509,652
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 55.7%
    7,453  Alpha Natural Resources, Inc. (b)         253,178
    8,345  Anadarko Petroleum Corp.                  508,461
   19,346  Arch Coal, Inc.                           419,034
    7,322  Cabot Oil & Gas Corp.                     281,677
   10,132  Chevron Corp.                             775,503
    4,263  CNX Gas Corp. (b)                         118,767
   11,793  Concho Resources, Inc. (b)                449,431
    9,491  CONSOL Energy, Inc.                       406,310
    3,338  Continental Resources, Inc. (b)           124,207
    8,648  Denbury Resources, Inc. (b)               126,261
   12,677  El Paso Corp.                             124,361
   19,085  Encore Acquisition Co. (b)                707,481
    6,270  EOG Resources, Inc.                       512,008
    6,999  EXCO Resources, Inc.                      109,324
    6,243  Exxon Mobil Corp.                         447,436
   30,765  Frontier Oil Corp.                        426,403
    8,012  Hess Corp.                                438,577
    5,106  Holly Corp.                               148,125
   22,372  Marathon Oil Corp.                        715,233
   18,766  Massey Energy Co.                         545,903
    9,093  Murphy Oil Corp.                          555,946
    7,933  Noble Energy, Inc.                        520,643
    3,336  Occidental Petroleum Corp.                253,136


Shares     Description                                Value
--------------------------------------------------------------

           OIL, GAS & CONSUMABLE FUELS
              (Continued)
    7,030  Peabody Energy Corp.                    $ 278,318
    7,210  Pioneer Natural Resources Co.             296,403
   18,440  Quicksilver Resources, Inc. (b)           224,968
    2,648  Range Resources Corp.                     132,532
    3,065  Southwestern Energy Co. (b)               133,573
   13,815  Spectra Energy Corp.                      264,143
    4,029  St. Mary Land & Exploration Co.           137,389
   25,085  Sunoco, Inc.                              772,618
   47,646  Tesoro Corp.                              673,714
    4,542  Whiting Petroleum Corp. (b)               256,169
   23,963  Williams (The) Cos., Inc.                 451,703
   12,668  XTO Energy, Inc.                          526,482
                                               --------------
                                                  13,115,417
                                               --------------


           TOTAL COMMON STOCKS -- 100.1%
            (Cost $21,786,396)                    23,558,079

           MONEY MARKET FUND -- 0.0%
    4,974  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (c)
             (Cost $4,974)                             4,974
                                               --------------

           TOTAL INVESTMENTS -- 100.1%
           (Cost $21,791,370) (d)                 23,563,053
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (26,992)
                                               --------------

           NET ASSETS -- 100.0%                 $ 23,536,061
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,915,653 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $143,970.

      See Notes to Quarterly Portfolio of Investments

First Trust Energy AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


_________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        ------------------------------------------
Common Stocks*          $23,558,079   $       -      $        -
Money Market Fund             4,974           -               -
                        ------------------------------------------
Total Investments       $23,563,053   $       -      $        -
                        ==========================================

* See Portfolio of Investments for industry breakout.



      See Notes to Quarterly Portfolio of Investments

First Trust Financials AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            CAPITAL MARKETS -- 9.7%
     3,891  Ameriprise Financial, Inc.             $ 134,901
     2,438  Bank of New York Mellon (The) Corp.       64,997
       815  BlackRock, Inc.                          176,439
     4,022  Federated Investors, Inc., Class B       105,577
     1,055  Franklin Resources, Inc.                 110,385
       576  Goldman Sachs Group (The), Inc.           98,018
     3,105  Invesco Ltd.                              65,671
     6,331  Investment Technology Group, Inc. (b)    136,560
     5,193  Jefferies Group, Inc. (b)                135,537
     2,567  Lazard Ltd., Class A                      96,904
     2,289  Morgan Stanley                            73,523
     4,556  Raymond James Financial, Inc.            107,567
       671  State Street Corp.                        28,169
     1,802  TD Ameritrade Holding Corp. (b)           34,779
     1,242  Waddell & Reed Financial, Inc.,
               Class A                                34,850
                                               --------------
                                                   1,403,877
                                               --------------
            COMMERCIAL BANKS -- 13.3%
    15,476  Associated Banc-Corp.                    198,247
     4,344  BancorpSouth, Inc.                        98,087
     1,702  Bank of Hawaii Corp.                      75,569
     5,191  BB&T Corp.                               124,117
     2,289  BOK Financial Corp.                       98,358
     8,144  CapitalSource, Inc.                       28,993
     1,817  City National Corp.                       68,446
     2,383  Comerica, Inc.                            66,128
     1,899  Commerce Bancshares, Inc.                 72,846
     2,054  Cullen/Frost Bankers, Inc.                96,107
     3,490  Fifth Third Bancorp                       31,201
       666  First Citizens BancShares, Inc.,
               Class A                                99,234
     9,606  Fulton Financial Corp.                    79,346
     5,437  KeyCorp                                   29,305
     1,701  M&T Bank Corp.                           106,908
     1,454  PNC Financial Services Group, Inc.        71,159
     3,136  SunTrust Banks, Inc.                      59,929
    10,842  TCF Financial Corp.                      128,261
     1,617  U.S. Bancorp                              37,547
     5,753  Valley National Bancorp                   76,400
     5,018  Wells Fargo & Co.                        138,095
    11,115  Whitney Holding Corp.                     89,253
     2,489  Wilmington Trust Corp.                    29,992
     1,968  Zions Bancorporation                      27,867
                                               --------------
                                                   1,931,395
                                               --------------
            CONSUMER FINANCE -- 5.5%
     5,212  American Express Co.                     181,586
    11,192  AmeriCredit Corp. (b)                    197,539
     3,957  Capital One Financial Corp.              144,826


Shares      Description                               Value
--------------------------------------------------------------

            CONSUMER FINANCE (Continued)
    10,889  Discover Financial Services            $ 153,971
     3,047  Student Loan (The) Corp.                 128,126
                                               --------------
                                                     806,048
                                               --------------

            DIVERSIFIED FINANCIAL SERVICES -- 6.0%
     8,355  Bank of America Corp.                    121,816
     7,303  Citigroup, Inc.                           29,869
       345  CME Group, Inc.                          104,401
     7,115  Interactive Brokers Group, Inc.,
               Class A (b)                           113,911
       728  IntercontinentalExchange, Inc. (b)        72,938
     1,614  JPMorgan Chase & Co.                      67,417
     4,773  MSCI, Inc., Class A (b)                  145,099
     8,396  NASDAQ OMX Group (The), Inc. (b)         151,632
     2,446  NYSE Euronext                             63,229
                                               --------------
                                                     870,312
                                               --------------

            INSURANCE -- 35.0%
     4,135  Aflac, Inc.                              171,561
       273  Alleghany Corp. (b)                       68,250
     3,687  Allied World Assurance Holdings Ltd.     165,030
     6,930  American Financial Group, Inc.           170,478
     3,205  American International Group,
               Inc. (b)                              107,752
       414  American National Insurance Co.           34,565
     2,607  Aon Corp.                                100,396
     1,570  Arch Capital Group Ltd. (b)              105,771
     4,352  Arthur J. Gallagher & Co.                 97,093
     4,006  Aspen Insurance Holdings Ltd.            103,355
     5,512  Assurant, Inc.                           164,974
     3,513  Axis Capital Holdings Ltd.               101,491
     7,379  Brown & Brown, Inc.                      135,552
     3,506  Chubb (The) Corp.                        170,111
     6,800  Cincinnati Financial Corp.               172,448
     7,322  CNA Financial Corp. (b)                  159,400
     4,846  Endurance Specialty Holdings Ltd.        174,408
       807  Everest Re Group Ltd.                     70,604
     4,688  Fidelity National Financial,
               Inc., Class A                          63,616
     4,367  First American Corp.                     132,713
    14,789  Genworth Financial, Inc., Class A (b)    157,059
     2,565  Hanover Insurance Group, Inc.            107,910
     1,335  Hartford Financial Services Group
               (The), Inc.                            32,734
     6,462  HCC Insurance Holdings, Inc.             170,532
     5,457  Lincoln National Corp.                   130,040
     1,033  Loews Corp.                               34,192
     4,556  MBIA, Inc. (b)                            18,497

      See Notes to Quarterly Portfolio of Investments

First Trust Financials AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            INSURANCE (Continued)
       929  MetLife, Inc.                           $ 31,614
     2,901  Old Republic International Corp.          30,983
     2,298  PartnerRe Ltd.                           175,751
     5,161  Principal Financial Group, Inc.          129,231
     2,132  Progressive (The) Corp. (b)               34,112
     1,650  Protective Life Corp.                     31,763
     2,833  Prudential Financial, Inc.               128,137
     3,170  Reinsurance Group of America, Inc.       146,137
     1,291  RenaissanceRe Holdings Ltd.               67,778
     4,379  StanCorp Financial Group, Inc.           160,753
     4,069  Torchmark Corp.                          165,201
     2,113  Transatlantic Holdings, Inc.             106,707
     3,591  Travelers (The) Cos., Inc.               178,796
     3,627  Unitrin, Inc.                             71,089
     6,595  Unum Group                               131,570
     6,850  Validus Holdings Ltd.                    173,305
     2,796  W. R. Berkley Corp.                       69,117
       326  Wesco Financial Corp.                    106,928
       116  White Mountains Insurance Group Ltd.      35,892
                                               --------------
                                                   5,095,396
                                               --------------

            IT SERVICES -- 8.2%
     2,893  Alliance Data Systems Corp. (b)          159,057
     7,034  Broadridge Financial Solutions, Inc.     146,378
     6,928  Fidelity National Information
               Services, Inc.                        150,753
     3,027  Global Payments, Inc.                    149,019
     4,631  Lender Processing Services, Inc.         184,314
       525  MasterCard, Inc., Class A                114,985
    10,970  Total System Services, Inc.              175,191
     1,533  Visa, Inc., Class A                      116,140
                                               --------------
                                                   1,195,837
                                               --------------

            MEDIA -- 1.2%
     5,395  Interactive Data Corp.                   141,888
       729  Morningstar, Inc. (b)                     37,194
                                               --------------
                                                     179,082
                                               --------------

            PROFESSIONAL SERVICES -- 0.9%
     4,851  Equifax, Inc.                            132,820
                                               --------------

            REAL ESTATE INVESTMENT TRUSTS -- 14.7%
     1,951  Alexandria Real Estate Equities,Inc.     105,686
     7,794  Annaly Capital Management, Inc.          131,797
     6,403  Brandywine Realty Trust                   61,213
     2,259  BRE Properties, Inc.                      61,513
       959  Corporate Office Properties Trust         31,829
     3,093  Digital Realty Trust, Inc.               139,587
     5,757  Douglas Emmett, Inc.                      67,933


Shares      Description                               Value
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
               (Continued)
     5,886  Duke Realty Corp.                       $ 66,159
     3,689  HCP, Inc.                                109,157
     1,699  Health Care REIT, Inc.                    75,385
     8,676  Hospitality Properties Trust             167,534
     3,002  Host Hotels & Resorts, Inc.               30,350
    18,801  HRPT Properties Trust                    132,171
     2,711  Kimco Realty Corp.                        34,267
     2,174  Liberty Property Trust                    63,850
     1,093  Mack-Cali Realty Corp.                    33,828
     2,281  Nationwide Health Properties, Inc.        73,562
     3,460  Plum Creek Timber Co., Inc.              108,263
     2,966  ProLogis                                  33,605
     4,319  Rayonier, Inc.                           166,627
     2,757  Realty Income Corp.                       63,907
     7,399  Senior Housing Properties Trust          142,653
     1,527  Simon Property Group, Inc.               103,668
       807  SL Green Realty Corp.                     31,279
       918  Ventas, Inc.                              36,839
     3,549  Weingarten Realty Investors               65,656
                                               --------------
                                                   2,138,318
                                               --------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.1%
    12,044  CB Richard Ellis Group, Inc.,
               Class A (b)                           124,656
       745  Jones Lang LaSalle, Inc.                  34,903
                                               --------------
                                                     159,559
                                               --------------

            SOFTWARE -- 0.9%
     2,134  FactSet Research Systems, Inc.           136,683
                                               --------------

            THRIFTS & MORTGAGE FINANCE -- 3.4%
     8,600  First Niagara Financial Group, Inc.      110,424
     8,064  Hudson City Bancorp, Inc.                105,961
    12,381  New York Community Bancorp, Inc.         133,591
     6,816  People's United Financial, Inc.          109,260
     2,097  Washington Federal, Inc.                  35,964
                                               --------------
                                                     495,200
                                               --------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $13,551,095)                   14,544,527

            MONEY MARKET FUND -- 0.2%
    34,708  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $34,708)                          34,708
                                               --------------

       See Notes to Quarterly Portfolio of Investments

First Trust Financials AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


            Description                               Value
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%
            (Cost $13,585,803) (d)              $ 14,579,235
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (18,123)
                                               --------------
            NET ASSETS -- 100.0%                $ 14,561,112
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,223,884 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $230,452.


______________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2          Level 3
                        ------------------------------------------
Common Stocks*          $14,544,527     $     -      $         -
Money Market Fund            34,708           -                -
                        ------------------------------------------
Total Investments       $14,579,235     $     -      $         -
                        ==========================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Health Care AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            BIOTECHNOLOGY -- 4.2%
     4,369  Alexion Pharmaceuticals, Inc. (b)      $ 194,027
     1,616  Amgen, Inc. (b)                           86,828
     1,926  Biogen Idec, Inc. (b)                     81,142
     5,381  BioMarin Pharmaceutical, Inc. (b)         83,728
     1,740  Celgene Corp. (b)                         88,827
     6,951  Dendreon Corp. (b)                       175,652
     3,972  United Therapeutics Corp. (b)            168,969
                                               --------------
                                                     879,173
                                               --------------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 18.3%
     2,822  Beckman Coulter, Inc.                    181,539
    17,531  Cooper (The) Cos., Inc.                  491,043
     2,817  DENTSPLY International, Inc.              92,848
     1,391  Edwards Lifesciences Corp. (b)           107,024
    13,401  Hill-Rom Holdings, Inc.                  262,526
    11,908  Hologic, Inc. (b)                        176,000
     4,363  Hospira, Inc. (b)                        194,764
     1,946  IDEXX Laboratories, Inc. (b)              99,480
     1,484  Intuitive Surgical, Inc. (b)             365,583
     7,536  Inverness Medical Innovations,
               Inc. (b)                              286,443
    14,094  Kinetic Concepts, Inc. (b)               467,780
     4,305  ResMed, Inc. (b)                         211,849
     6,042  Teleflex, Inc.                           300,590
     4,618  Varian Medical Systems, Inc. (b)         189,246
     7,280  Zimmer Holdings, Inc. (b)                382,710
                                               --------------
                                                   3,809,425
                                               --------------

            HEALTH CARE PROVIDERS & SERVICES -- 47.0%
    13,984  Aetna, Inc.                              364,004
    17,389  AmerisourceBergen Corp.                  385,166
    19,447  Cardinal Health, Inc.                    551,128
    10,391  CIGNA Corp.                              289,285
    16,323  Community Health Systems, Inc. (b)       510,583
    26,112  Coventry Health Care, Inc. (b)           517,801
     3,435  DaVita, Inc. (b)                         182,158
     3,762  Express Scripts, Inc. (b)                300,659
    69,586  Health Management Associates,
               Inc., Class A (b)                     424,475
    25,270  Health Net, Inc. (b)                     376,776
     3,543  Henry Schein, Inc. (b)                   187,177
    13,973  Humana, Inc. (b)                         525,105
     1,480  Laboratory Corp. of America
               Holdings (b)                          101,957
    19,261  LifePoint Hospitals, Inc. (b)            545,664
    12,453  Lincare Holdings, Inc. (b)               391,149
     8,752  McKesson Corp.                           514,005
     9,423  Medco Health Solutions, Inc. (b)         528,819
     7,086  MEDNAX, Inc. (b)                         367,905
    12,961  Omnicare, Inc.                           280,865


Shares      Description                               Value
--------------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (Continued)
    10,711  Patterson Cos., Inc. (b)               $ 273,452
     1,864  Quest Diagnostics, Inc.                  104,253
    88,639  Tenet Healthcare Corp. (b)               453,832
    20,815  UnitedHealth Group, Inc.                 540,149
     8,416  Universal Health Services, Inc.,
               Class B                               468,350
     3,618  VCA Antech, Inc. (b)                      86,181
    11,005  WellPoint, Inc. (b)                      514,594
                                               --------------
                                                   9,785,492
                                               --------------

            HEALTH CARE TECHNOLOGY -- 5.2%
    19,199  Allscripts-Misys Healthcare
               Solutions, Inc. (b)                   374,380
     5,203  Cerner Corp. (b)                         395,636
    19,015  IMS Health, Inc.                         311,656
                                               --------------
                                                   1,081,672
                                               --------------


            INTERNET SOFTWARE & SERVICES -- 1.0%
     5,875  WebMD Health Corp., Class A (b)          200,103
                                               --------------

            LIFE SCIENCES TOOLS & SERVICES -- 6.9%
     2,117  Bio-Rad Laboratories, Inc.,
               Class A (b)                           189,238
     1,797  Covance, Inc. (b)                         92,869
     2,289  Illumina, Inc. (b)                        73,477
     6,270  Life Technologies Corp. (b)              295,756
     1,383  Millipore Corp. (b)                       92,675
    15,170  PerkinElmer, Inc.                        282,314
     8,912  Thermo Fisher Scientific, Inc. (b)       401,040
                                               --------------
                                                   1,427,369
                                               --------------

            PERSONAL PRODUCTS -- 0.4%
     2,157  Mead Johnson Nutrition Co.,
               Class A                                90,680
                                               --------------

            PHARMACEUTICALS -- 17.0%
     1,714  Allergan, Inc.                            96,412
    12,961  Bristol-Myers Squibb Co.                 282,550
    17,197  Endo Pharmaceuticals Holdings,
               Inc. (b)                              385,213
    13,219  Forest Laboratories, Inc. (b)            365,770
     4,793  Johnson & Johnson                        283,027
     9,228  Merck & Co., Inc. (b)                    285,422
    24,308  Mylan, Inc. (b)                          394,762
     5,725  Perrigo Co.                              212,913
    21,581  Pfizer, Inc.                             367,524
     6,888  Schering-Plough Corp.                    194,241
    10,402  Valeant Pharmaceuticals
               International (b)                     305,819

      See Notes to Quarterly Portfolio of Investments

First Trust Health Care AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            PHARMACEUTICALS (Continued)
    10,622  Watson Pharmaceuticals, Inc. (b)       $ 365,609
                                               --------------
                                                   3,539,262
                                               --------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $18,446,483)                   20,813,176

            MONEY MARKET FUND -- 0.2%
    31,859  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $31,859)                          31,859
                                               --------------

            TOTAL INVESTMENTS -- 100.2%
            (Cost $18,478,342) (d)                20,845,035
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (37,729)
                                               --------------

            NET ASSETS -- 100.0%                $ 20,807,306
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,435,983 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $69,290.


________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2          Level 3
                        ------------------------------------------
Common Stocks*          $20,813,176     $     -      $         -
Money Market Fund            31,859           -                -
                        ------------------------------------------
Total Investments       $20,845,035     $     -      $         -
                        ==========================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 14.6%
     9,376  BE Aerospace, Inc. (b)                 $ 166,236
     1,982  Boeing (The) Co.                          94,740
     2,338  General Dynamics Corp.                   146,593
     1,975  Goodrich Corp.                           107,341
       963  Honeywell International, Inc.             34,562
     2,058  ITT Corp.                                104,340
     2,351  L-3 Communications Holdings, Inc.        169,954
       691  Northrop Grumman Corp.                    34,640
     3,149  Raytheon Co.                             142,587
     1,487  Rockwell Collins, Inc.                    74,915
     8,364  Spirit AeroSystems Holdings, Inc.,
               Class A (b)                           133,155
     3,584  TransDigm Group, Inc.                    140,421
     1,240  United Technologies Corp.                 76,198
                                                 ------------
                                                   1,425,682
                                                 ------------
            AIR FREIGHT & LOGISTICS -- 1.0%
       619  C.H. Robinson Worldwide, Inc.             34,113
       476  FedEx Corp.                               34,601
     2,471  UTI Worldwide, Inc.                       30,813
                                                 ------------
                                                      99,527
                                                 ------------

            AIRLINES -- 6.2%
    23,753  AMR Corp. (b)                            128,029
    11,486  Continental Airlines, Inc., Class
               B (b)                                 132,089
     2,412  Copa Holdings, S.A., Class A             101,859
    21,075  Delta Air Lines, Inc. (b)                150,475
    11,180  Southwest Airlines Co.                    93,912
                                                 ------------
                                                     606,364
                                                 ------------
            CHEMICALS -- 1.6%
     7,372  Nalco Holding Co.                        155,918
                                                 ------------

            COMMERCIAL SERVICES & SUPPLIES -- 9.4%
     2,097  Avery Dennison Corp.                      74,758
     2,492  Cintas Corp.                              69,003
     6,669  Corrections Corp. of America (b)         159,656
     4,443  Covanta Holding Corp. (b)                 76,331
     1,440  Pitney Bowes, Inc.                        35,280
     8,882  R.R. Donnelley & Sons Co.                178,351
     4,040  Republic Services, Inc.                  104,676
     3,719  Waste Connections, Inc. (b)              116,888
     3,599  Waste Management, Inc.                   107,538
                                                 ------------
                                                     922,481
                                                 ------------

            COMPUTERS & PERIPHERALS -- 1.8%
     7,013  Lexmark International, Inc., Class
               A (b)                                 178,831
                                                 ------------

            CONSTRUCTION & ENGINEERING -- 6.7%
     2,783  Aecom Technology Corp. (b)                70,243


Shares      Description                               Value
--------------------------------------------------------------

            CONSTRUCTION & ENGINEERING
               (Continued)
     2,111  Fluor Corp.                             $ 93,771
       779  Jacobs Engineering Group, Inc. (b)        32,944
     6,486  KBR, Inc.                                132,768
     3,413  Quanta Services, Inc. (b)                 72,356
     3,345  Shaw Group (The), Inc. (b)                85,833
     4,326  URS Corp. (b)                            168,108
                                                 ------------
                                                     656,023
                                                 ------------

            ELECTRICAL EQUIPMENT -- 6.3%
       892  Emerson Electric Co.                      33,673
     4,496  Hubbell, Inc., Class B                   191,215
     3,546  Rockwell Automation, Inc.                145,209
       702  Roper Industries, Inc.                    35,486
     6,277  Thomas & Betts Corp. (b)                 214,736
                                                 ------------
                                                     620,319
                                                 ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.0%
     2,714  Agilent Technologies, Inc. (b)            67,144
     1,295  National Instruments Corp.                34,577
                                                 ------------
                                                     101,721
                                                 ------------

            ENERGY EQUIPMENT & SERVICES -- 1.7%
     4,010  Tidewater, Inc.                          167,097
                                                 ------------
            INDUSTRIAL CONGLOMERATES -- 4.4%
       484  3M Co.                                    35,608
     4,455  Carlisle Cos., Inc.                      138,283
     6,538  General Electric Co.                      93,232
     7,473  McDermott International, Inc. (b)        166,125
                                                 ------------
                                                     433,248
                                                 ------------

            IT SERVICES -- 1.5%
     6,140  Genpact Ltd. (b)                          73,127
     2,073  Hewitt Associates, Inc., Class A (b)      73,633
                                                 ------------
                                                     146,760
                                                 ------------

            LIFE SCIENCES TOOLS & SERVICES -- 0.4%
       394  Mettler-Toledo International, Inc. (b)    38,415
                                                 ------------
            MACHINERY -- 23.2%
     6,834  AGCO Corp. (b)                           192,104
     4,241  Bucyrus International, Inc.              188,385
     2,943  Caterpillar, Inc.                        162,042
     2,927  Crane Co.                                 81,517
     2,395  Cummins, Inc.                            103,129
     1,123  Danaher Corp.                             76,622
     1,760  Deere & Co.                               80,168
     3,898  Dover Corp.                              146,877

      See Notes to Quarterly Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            MACHINERY (Continued)
     1,896  Eaton Corp.                            $ 114,613
     1,916  Flowserve Corp.                          188,170
     4,266  Harsco Corp.                             134,336
     1,280  IDEX Corp.                                36,390
     3,858  Joy Global, Inc.                         194,482
     1,592  Lincoln Electric Holdings, Inc.           75,524
       948  PACCAR, Inc.                              35,465
     2,340  Pall Corp.                                74,272
     2,071  Parker Hannifin Corp.                    109,680
     1,213  Pentair, Inc.                             35,298
       584  SPX Corp.                                 30,824
     2,699  Toro (The) Co.                            99,917
     4,394  Trinity Industries, Inc.                  74,171
       953  Wabtec Corp.                              35,032
                                                 ------------
                                                   2,269,018
                                                 ------------

            MARINE -- 1.7%
     1,115  Alexander & Baldwin, Inc.                 32,146
     4,103  Kirby Corp. (b)                          138,681
                                                 ------------
                                                     170,827
                                                 ------------

            OFFICE ELECTRONICS -- 1.9%
    24,396  Xerox Corp.                              183,458
                                                 ------------

            OIL, GAS & CONSUMABLE FUELS -- 4.3%
     6,458  Frontline Ltd.                           150,665
     5,053  Overseas Shipholding Group, Inc.         198,330
     3,454  Teekay Corp.                              71,671
                                                 ------------
                                                     420,666
                                                 ------------

            PROFESSIONAL SERVICES -- 0.9%
     6,140  Monster Worldwide, Inc. (b)               89,153
                                                 ------------

            ROAD & RAIL -- 8.9%
     1,345  Burlington Northern Santa Fe Corp.       101,305
     1,971  Con-way, Inc.                             65,023
     2,564  CSX Corp.                                108,150
     4,052  Kansas City Southern (b)                  98,180
     4,380  Norfolk Southern Corp.                   204,196
     3,868  Ryder System, Inc.                       156,847
     2,588  Union Pacific Corp.                      142,702
                                                 ------------
                                                     876,403
                                                 ------------

            TRADING COMPANIES & DISTRIBUTORS -- 2.3%
     6,756  GATX Corp.                               183,628
       401  W.W. Grainger, Inc.                       37,586
                                                 ------------
                                                     221,214
                                                 ------------

            TOTAL COMMON STOCKS -- 99.8%
             (Cost $8,997,948)                     9,783,125


Shares      Description                               Value
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.3%
    25,372  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $25,372)                        $ 25,372
                                                 ------------

            TOTAL INVESTMENTS -- 100.1%
            (Cost $9,023,320) (d)                  9,808,497
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (12,442)
                                                 ------------


            NET ASSETS -- 100.0%                 $ 9,796,055
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,010,192 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $225,015.


______________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        ------------------------------------------
Common Stocks*          $9,783,125      $      -       $      -
Money Market Fund           25,372             -              -
                        ------------------------------------------
Total Investments       $9,808,497      $      -       $      -
                        ==========================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Materials AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.4%
     3,975  Precision Castparts Corp.              $ 379,732
                                               --------------

            BUILDING PRODUCTS -- 9.2%
    16,158  Armstrong World Industries, Inc. (b)     601,886
     2,802  Lennox International, Inc.                94,343
    15,671  Masco Corp.                              184,134
    24,801  Owens Corning, Inc. (b)                  548,350
                                               --------------
                                                   1,428,713
                                               --------------
            CHEMICALS -- 34.4%
     1,306  Air Products and Chemicals, Inc.         100,732
     6,907  Airgas, Inc.                             306,395
     9,655  Albemarle Corp.                          304,905
    12,883  Ashland, Inc.                            444,979
     4,380  Cabot Corp.                               96,053
     4,050  Celanese Corp., Class A                  111,172
     6,457  CF Industries Holdings, Inc.             537,545
     3,151  E.I. du Pont de Nemours & Co.            100,265
     3,782  Eastman Chemical Co.                     198,593
     2,190  Ecolab, Inc.                              96,272
     3,599  FMC Corp.                                183,909
    61,120  Huntsman Corp.                           485,904
     2,669  International Flavors &
               Fragrances, Inc.                      101,662
    14,162  Intrepid Potash, Inc. (b)                364,813
     7,791  Lubrizol (The) Corp.                     518,569
    18,067  RPM International, Inc.                  318,341
     9,428  Scotts Miracle-Gro (The) Co.,
               Class A                               382,965
    16,060  Terra Industries, Inc.                   510,226
     7,361  Valspar (The) Corp.                      186,749
                                               --------------
                                                   5,350,049
                                               --------------

            CONTAINERS & PACKAGING -- 21.9%
     8,942  AptarGroup, Inc.                         315,742
     4,115  Ball Corp.                               202,993
    15,629  Bemis Co., Inc.                          403,697
     7,444  Crown Holdings, Inc. (b)                 198,383
     1,840  Greif, Inc., Class A                      98,477
    15,090  Owens-Illinois, Inc. (b)                 481,069
    27,294  Packaging Corp. of America               498,934
    15,545  Pactiv Corp. (b)                         358,934
    17,018  Sealed Air Corp.                         327,256
    12,130  Sonoco Products Co.                      324,478
    12,331  Temple-Inland, Inc.                      190,514
                                               --------------
                                                   3,400,477
                                               --------------

            ELECTRICAL EQUIPMENT -- 1.7%
     8,533  General Cable Corp. (b)                  265,718
                                               --------------
            MACHINERY -- 3.4%
     8,641  Timken (The) Co.                         190,361


Shares      Description                               Value
--------------------------------------------------------------

            MACHINERY (Continued)
     4,754  Valmont Industries, Inc.               $ 343,572
                                               --------------
                                                     533,933
                                               --------------

            METALS & MINING -- 23.6%
     7,715  Alcoa, Inc.                               95,820
    11,573  Allegheny Technologies, Inc.             357,143
    14,283  Carpenter Technology Corp.               300,372
    12,515  Cliffs Natural Resources, Inc.           445,159
    18,664  Commercial Metals Co.                    276,974
     3,287  Compass Minerals International, Inc.     204,846
     2,951  Freeport-McMoRan Copper & Gold,
               Inc. (b)                              216,485
     2,153  Nucor Corp.                               85,797
    13,082  Reliance Steel & Aluminum Co.            477,231
     7,605  Schnitzer Steel Industries,
               Inc., Class A                         328,840
     6,598  Southern Copper Corp.                    207,837
    42,226  Titanium Metals Corp.                    363,144
     9,127  United States Steel Corp.                314,790
                                               --------------
                                                   3,674,438
                                               --------------

            PAPER & FOREST PRODUCTS -- 2.7%
    18,151  MeadWestvaco Corp.                       414,387
                                               --------------
            SPECIALTY RETAIL -- 0.6%
     1,682  Sherwin-Williams (The) Co.                95,941
                                               --------------
            TOTAL COMMON STOCKS -- 99.9%
             (Cost $13,684,634)                   15,543,388

            MONEY MARKET FUND -- 0.2%
    35,574  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $35,574)                          35,574
                                               --------------

            TOTAL INVESTMENTS -- 100.1%
            (Cost $13,720,208) (d)                15,578,962
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (23,537)
                                               --------------

            NET ASSETS -- 100.0%                $ 15,555,425
                                               ==============


      See Notes to Quarterly Portfolio of Investments

First Trust Materials AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,979,335 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $120,581.


_______________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                       ------------------------------------------
Common Stocks*         $15,543,388     $      -      $        -
Money Market Fund           35,574            -               -
                       ------------------------------------------
Total Investments      $15,578,962     $             $        -
                       ==========================================

* See Portfolio of Investments for industry breakout.


      See Notes to Quarterly Portfolio of Investments

First Trust Technology AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares     Description                                Value
--------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           COMMUNICATIONS EQUIPMENT -- 9.7%
   35,462  Brocade Communications Systems,
              Inc. (b)                             $ 304,264
   17,121  Ciena Corp. (b)                           200,829
    5,920  Cisco Systems, Inc. (b)                   135,272
    5,275  F5 Networks, Inc. (b)                     236,795
    3,706  Harris Corp.                              154,614
   19,601  JDS Uniphase Corp. (b)                    109,570
    7,737  Juniper Networks, Inc. (b)                197,371
   32,448  Motorola, Inc.                            278,079
                                               --------------
                                                   1,616,794
                                               --------------

           COMPUTERS & PERIPHERALS -- 18.9%
    1,997  Apple, Inc. (b)                           376,434
    9,133  Dell, Inc. (b)                            132,337
    8,464  Diebold, Inc.                             255,951
   16,357  EMC Corp. (b)                             269,400
    5,904  Hewlett-Packard Co.                       280,204
      583  International Business Machines
              Corp.                                   70,316
   10,084  NCR Corp. (b)                             102,353
   13,875  NetApp, Inc. (b)                          375,319
   12,154  QLogic Corp. (b)                          213,181
    9,633  SanDisk Corp. (b)                         197,284
   24,338  Seagate Technology                        339,515
    7,596  Teradata Corp. (b)                        211,776
   10,134  Western Digital Corp. (b)                 341,313
                                               --------------
                                                   3,165,383
                                               --------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 13.2%
    1,849  Amphenol Corp., Class A                    74,182
    9,902  Arrow Electronics, Inc. (b)               250,917
   10,733  Avnet, Inc. (b)                           265,964
   17,523  AVX Corp.                                 198,360
   24,179  Corning, Inc.                             353,255
    1,825  Dolby Laboratories, Inc., Class A (b)      76,540
    4,983  FLIR Systems, Inc. (b)                    138,577
    4,135  Ingram Micro, Inc., Class A (b)            72,983
   27,605  Jabil Circuit, Inc.                       369,355
    6,675  Molex, Inc.                               124,622
    2,914  Trimble Navigation Ltd. (b)                61,107
   35,282  Vishay Intertechnology, Inc. (b)          219,807
                                               --------------
                                                   2,205,669
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 5.5%
    3,541  Akamai Technologies, Inc. (b)              77,902
    3,030  Equinix, Inc. (b)                         258,520
      422  Google, Inc., Class A (b)                 226,243


Shares     Description                                Value
--------------------------------------------------------------

           INTERNET SOFTWARE & SERVICES
              (Continued)
    3,039  Sohu.com, Inc. (b)                      $ 168,968
    5,883  VeriSign, Inc. (b)                        134,191
    3,913  Yahoo!, Inc. (b)                           62,217
                                               --------------
                                                     928,041
                                               --------------

           IT SERVICES -- 11.3%
    5,145  Affiliated Computer Services,
              Inc., Class A (b)                      268,003
   10,369  Amdocs Ltd. (b)                           261,299
    9,575  Cognizant Technology Solutions
              Corp., Class A (b)                     370,074
    7,023  Computer Sciences Corp. (b)               356,136
    4,666  DST Systems, Inc. (b)                     194,619
    3,083  NeuStar, Inc., Class A (b)                 71,217
   21,105  SAIC, Inc. (b)                            373,770
                                               --------------
                                                   1,895,118
                                               --------------

           PROFESSIONAL SERVICES -- 0.4%
    1,363  IHS, Inc., Class A (b)                     70,549
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 16.9%
   65,404  Advanced Micro Devices, Inc. (b)          300,858
    6,812  Broadcom Corp., Class A (b)               181,267
    7,584  Cree, Inc. (b)                            319,286
    6,746  Cypress Semiconductor Corp. (b)            56,869
    3,561  Intel Corp.                                68,051
    7,151  International Rectifier Corp. (b)         130,720
    2,040  Lam Research Corp. (b)                     68,789
   12,912  Marvell Technology Group Ltd. (b)         177,153
    3,841  Maxim Integrated Products, Inc.            64,029
    5,259  Microchip Technology, Inc.                126,006
   45,145  Micron Technology, Inc. (b)               306,535
    9,272  NVIDIA Corp. (b)                          110,893
   44,871  ON Semiconductor Corp. (b)                300,187
    4,005  Rambus, Inc. (b)                           64,080
    6,012  Silicon Laboratories, Inc. (b)            251,903
   22,600  Teradyne, Inc. (b)                        189,162
    4,244  Varian Semiconductor Equipment
              Associates, Inc. (b)                   120,487
                                               --------------
                                                   2,836,275
                                               --------------

           SOFTWARE -- 22.0%
    5,624  Activision Blizzard, Inc. (b)              60,908
    5,579  ANSYS, Inc. (b)                           226,396
    3,713  BMC Software, Inc. (b)                    137,975
    6,338  CA, Inc.                                  132,591
   18,987  Cadence Design Systems, Inc. (b)          116,011
    7,105  Citrix Systems, Inc. (b)                  261,180
   50,503  Compuware Corp. (b)                       356,551
    3,183  McAfee, Inc. (b)                          133,304
    6,924  MICROS Systems, Inc. (b)                  186,394
   30,901  Novell, Inc. (b)                          126,385

      See Notes to Quarterly Portfolio of Investments

First Trust Technology AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares     Description                                Value
--------------------------------------------------------------

           COMMON STOCKS (Continued)
           SOFTWARE (Continued)
   13,974  Nuance Communications, Inc. (b)         $ 183,199
   10,084  Red Hat, Inc. (b)                         260,268
   11,017  Rovi Corp. (b)                            303,518
    6,502  Salesforce.com, Inc. (b)                  368,989
    5,374  Sybase, Inc. (b)                          212,595
   12,432  Synopsys, Inc. (b)                        273,504
    9,215  VMware, Inc., Class A (b)                 354,133
                                               --------------
                                                   3,693,901
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 2.1%
    1,914  American Tower Corp., Class A (b)          70,473
    6,666  Crown Castle International Corp. (b)      201,447
    2,578  SBA Communications Corp., Class A (b)      72,725
                                               --------------
                                                     344,645
                                               --------------

           TOTAL COMMON STOCKS -- 100.0%
           (Cost $14,965,480)                     16,756,375

           MONEY MARKET FUND -- 0.0%
    4,102  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (c)
             (Cost $4,102)                             4,102
                                               --------------

           TOTAL INVESTMENTS -- 100.0%
           (Cost $14,969,582) (d)                 16,760,477
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      (5,272)
                                               --------------
           NET ASSETS -- 100.0%                 $ 16,755,205
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,954,407 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $163,512.


________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                     ---------------------------------------------
Common Stocks*        $16,756,375     $       -       $       -
Money Market Fund           4,102             -               -
                     ---------------------------------------------
Total Investments     $16,760,477     $       -       $       -
                     =============================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Utilities AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 7.9%
    15,541  AT&T, Inc.                             $ 398,938
    15,616  CenturyTel, Inc.                         506,895
    23,407  tw telecom, inc. (b)                     294,928
     3,467  Verizon Communications, Inc.             102,589
                                               --------------
                                                   1,303,350
                                               --------------

            ELECTRIC UTILITIES -- 26.9%
     3,958  Allegheny Energy, Inc.                    90,321
    13,546  American Electric Power Co., Inc.        409,360
     4,021  DPL, Inc.                                101,892
    20,002  Duke Energy Corp.                        316,432
    12,501  Edison International                     397,782
     1,314  Entergy Corp.                            100,810
     2,115  Exelon Corp.                              99,320
     9,181  FirstEnergy Corp.                        397,354
     3,800  FPL Group, Inc.                          186,580
    11,584  Hawaiian Electric Industries,Inc.        206,774
    13,262  Northeast Utilities                      305,689
    36,219  NV Energy, Inc.                          415,070
    35,263  Pepco Holdings, Inc.                     526,477
     3,197  Pinnacle West Capital Corp.              100,130
     8,060  Progress Energy, Inc.                    302,492
     3,314  Southern Co.                             103,364
    21,516  Westar Energy, Inc.                      412,031
                                               --------------
                                                   4,471,878
                                               --------------

            GAS UTILITIES -- 12.0%
     8,926  AGL Resources, Inc.                      312,053
    14,897  Atmos Energy Corp.                       414,881
    12,174  Energen Corp.                            534,195
     2,865  ONEOK, Inc.                              103,742
     8,382  Questar Corp.                            333,939
    12,563  UGI Corp.                                300,004
                                               --------------
                                                   1,998,814
                                               --------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 10.3%
    35,406  AES (The) Corp. (b)                      462,757
     6,484  Constellation Energy Group, Inc.         200,485
    82,309  Dynegy, Inc., Class A (b)                164,618
    31,937  Mirant Corp. (b)                         446,479
    18,613  NRG Energy, Inc. (b)                     427,913
                                               --------------
                                                   1,702,252
                                               --------------

            MULTI-UTILITIES -- 33.6%
    18,841  Alliant Energy Corp.                     500,417
    20,757  Ameren Corp.                             505,225
     8,443  CenterPoint Energy, Inc.                 106,382
    31,327  CMS Energy Corp.                         416,649
     5,127  Consolidated Edison, Inc.                208,566
     3,042  Dominion Resources, Inc.                 103,702
    14,932  DTE Energy Co.                           552,185
    37,777  NiSource, Inc.                           488,079


Shares      Description                               Value
--------------------------------------------------------------

            MULTI-UTILITIES (Continued)
     3,298  NSTAR                                  $ 102,073
     6,345  OGE Energy Corp.                         210,781
     7,775  PG&E Corp.                               317,920
     6,676  Public Service Enterprise Group, Inc.    198,945
     9,021  SCANA Corp.                              305,271
     8,427  Sempra Energy                            433,569
    14,907  TECO Energy, Inc.                        213,766
    13,665  Vectren Corp.                            308,009
     4,647  Wisconsin Energy Corp.                   202,935
    21,818  Xcel Energy, Inc.                        411,487
                                               --------------
                                                   5,585,961
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 3.0%
    25,239  Southern Union Co.                       493,927
                                               --------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 6.3%
     7,001  NII Holdings, Inc. (b)                   188,537
    53,136  Sprint Nextel Corp. (b)                  157,283
    13,536  Telephone and Data Systems, Inc.         400,936
     8,058  United States Cellular Corp. (b)         295,003
                                               --------------
                                                   1,041,759
                                               --------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $16,556,659)                   16,597,941

            MONEY MARKET FUND -- 0.2%
    36,148  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
             (Cost $36,148)                           36,148
                                               --------------

            TOTAL INVESTMENTS -- 100.2%
            (Cost $16,592,807) (d)                16,634,089
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (26,568)
                                               --------------

            NET ASSETS -- 100.0%                $ 16,607,521
                                               ==============


      See Notes to Quarterly Portfolio of Investments

First Trust Utilities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)




(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $727,574 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $686,292.


________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                      ----------------------------------------------
Common Stocks*         $16,597,941     $      -      $        -
Money Market Fund           36,148            -               -
                      ----------------------------------------------
Total Investments      $16,634,089     $      -      $        -
                      ==============================================

* See Portfolio of Investments for industry breakout.


      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 3.2%
     1,481  Boeing (The) Co.                        $ 70,792
     1,242  General Dynamics Corp.                    77,873
     1,476  Goodrich Corp.                            80,220
     1,620  Honeywell International, Inc.             58,142
     1,154  ITT Corp.                                 58,508
     1,248  L-3 Communications Holdings, Inc.         90,218
       787  Precision Castparts Corp.                 75,182
     1,674  Raytheon Co.                              75,799
     1,184  Rockwell Collins, Inc.                    59,650
       988  United Technologies Corp.                 60,713
                                               --------------
                                                     707,097
                                               --------------

            AIR FREIGHT & LOGISTICS -- 0.6%
       695  C.H. Robinson Worldwide, Inc.             38,301
     1,333  FedEx Corp.                               96,896
                                               --------------
                                                     135,197
                                               --------------

            AIRLINES -- 0.3%
     8,357  Southwest Airlines Co.                    70,199
                                               --------------

            AUTOMOBILES -- 0.3%
     2,616  Harley-Davidson, Inc.                     65,191
                                               --------------
            BEVERAGES -- 1.5%
       833  Brown-Forman Corp., Class B               40,659
       374  Coca-Cola (The) Co.                       19,938
     1,324  Constellation Brands, Inc., Class
               A (b)                                  20,945
     3,489  Dr. Pepper Snapple Group, Inc. (b)        95,110
     1,237  Molson Coors Brewing Co., Class B         60,576
     2,202  Pepsi Bottling Group (The), Inc.          82,443
                                               --------------
                                                     319,671
                                               --------------

            BIOTECHNOLOGY -- 0.7%
       333  Amgen, Inc. (b)                           17,892
       397  Biogen Idec, Inc. (b)                     16,726
       359  Celgene Corp. (b)                         18,327
     1,033  Cephalon, Inc. (b)                        56,381
       708  Genzyme Corp. (b)                         35,825
       430  Gilead Sciences, Inc. (b)                 18,296
                                               --------------
                                                     163,447
                                               --------------

            CAPITAL MARKETS -- 1.4%
       552  Ameriprise Financial, Inc.                19,138
       692  Bank of New York Mellon (The)
               Corp.                                  18,449
    45,849  E*TRADE Financial Corp. (b)               66,940
     1,521  Federated Investors, Inc., Class
               B                                      39,926
       399  Franklin Resources, Inc.                  41,747
       327  Goldman Sachs Group (The), Inc.           55,646
       882  Invesco Ltd.                              18,654
       650  Morgan Stanley                            20,878


Shares      Description                               Value
--------------------------------------------------------------


            CAPITAL MARKETS (Continued)
       439  T. Rowe Price Group, Inc.               $ 21,392
                                               --------------
                                                     302,770
                                               --------------

            CHEMICALS -- 2.1%
       518  Air Products and Chemicals, Inc.          39,953
     1,244  Airgas, Inc.                              55,184
     1,163  CF Industries Holdings, Inc.              96,820
       750  Eastman Chemical Co.                      39,383
       867  Ecolab, Inc.                              38,113
     1,070  FMC Corp.                                 54,677
     1,057  International Flavors &
               Fragrances, Inc.                       40,261
       519  Monsanto Co.                              34,867
       246  Praxair, Inc.                             19,542
       743  Sigma-Aldrich Corp.                       38,584
                                               --------------
                                                     457,384
                                               --------------

            COMMERCIAL BANKS -- 0.9%
     1,473  BB&T Corp.                                35,219
       676  Comerica, Inc.                            18,759
     3,032  First Horizon National Corp. (b)          35,869
       645  M&T Bank Corp.                            40,538
       414  PNC Financial Services Group,
               Inc.                                   20,261
       889  SunTrust Banks, Inc.                      16,989
       712  Wells Fargo & Co.                         19,594
                                               --------------
                                                     187,229
                                               --------------

            COMMERCIAL SERVICES & SUPPLIES -- 1.0%
     1,985  Cintas Corp.                              54,964
       753  Iron Mountain, Inc. (b)                   18,396
       806  Pitney Bowes, Inc.                        19,747
     2,265  Republic Services, Inc.                   58,686
     2,018  Waste Management, Inc.                    60,298
                                               --------------
                                                     212,091
                                               --------------

            COMMUNICATIONS EQUIPMENT -- 1.4%
     1,704  Cisco Systems, Inc. (b)                   38,936
     1,068  Harris Corp.                              44,557
     2,969  Juniper Networks, Inc. (b)                75,739
    11,675  Motorola, Inc.                           100,055
     8,695  Tellabs, Inc. (b)                         52,344
                                               --------------
                                                     311,631
                                               --------------

            COMPUTERS & PERIPHERALS -- 3.7%
       542  Apple, Inc. (b)                          102,167
     2,629  Dell, Inc. (b)                            38,094
     4,709  EMC Corp. (b)                             77,557
     2,124  Hewlett-Packard Co.                      100,805
       336  International Business Machines Corp.     40,525

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            COMPUTERS & PERIPHERALS
               (Continued)
     1,863  Lexmark International, Inc.,
               Class A (b)                          $ 47,507
     3,760  NetApp, Inc. (b)                         101,708
     3,498  QLogic Corp. (b)                          61,355
     2,773  SanDisk Corp. (b)                         56,791
     2,916  Teradata Corp. (b)                        81,298
     2,746  Western Digital Corp. (b)                 92,485
                                               --------------
                                                     800,292
                                               --------------

            CONSTRUCTION & ENGINEERING -- 0.8%
     1,183  Fluor Corp.                               52,549
     1,746  Jacobs Engineering Group, Inc. (b)        73,838
     1,812  Quanta Services, Inc. (b)                 38,415
                                               --------------
                                                     164,802
                                               --------------

            CONSUMER FINANCE -- 0.9%
     2,368  American Express Co.                      82,501
       562  Capital One Financial Corp.               20,569
     6,180  Discover Financial Services               87,386
                                               --------------
                                                     190,456
                                               --------------

            CONTAINERS & PACKAGING -- 1.6%
       816  Ball Corp.                                40,253
     3,096  Bemis Co., Inc.                           79,970
     2,718  Owens-Illinois, Inc. (b)                  86,650
     3,850  Pactiv Corp. (b)                          88,896
     3,066  Sealed Air Corp.                          58,959
                                               --------------
                                                     354,728
                                               --------------

            DISTRIBUTORS -- 0.3%
     1,581  Genuine Parts Co.                         55,319
                                               --------------

            DIVERSIFIED CONSUMER SERVICES -- 0.4%
       272  Apollo Group, Inc., Class A (b)           15,531
       724  DeVry, Inc.                               40,030
     2,183  H&R Block, Inc.                           40,036
                                               --------------
                                                      95,597
                                               --------------

            DIVERSIFIED FINANCIAL SERVICES -- 0.9%
     2,372  Bank of America Corp.                     34,584
       207  IntercontinentalExchange, Inc. (b)        20,739
       458  JPMorgan Chase & Co.                      19,131
     1,960  Moody's Corp.                             46,413
     2,859  NASDAQ OMX Group (The), Inc. (b)          51,633
       694  NYSE Euronext                             17,940
                                               --------------
                                                     190,440
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.7%
     3,714  AT&T, Inc.                              $ 95,338
     2,985  CenturyTel, Inc.                          96,893
     5,321  Frontier Communications Corp.             38,152
     5,264  Qwest Communications
               International, Inc.                    18,898
     2,651  Verizon Communications, Inc.              78,443
     3,960  Windstream Corp.                          38,174
                                               --------------
                                                     365,898
                                               --------------

            ELECTRIC UTILITIES -- 5.3%
     3,026  Allegheny Energy, Inc.                    69,053
     3,237  American Electric Power Co., Inc.         97,822
     6,372  Duke Energy Corp.                        100,805
     2,987  Edison International                      95,046
     1,005  Entergy Corp.                             77,104
     1,213  Exelon Corp.                              56,963
     2,193  FirstEnergy Corp.                         94,913
     1,453  FPL Group, Inc.                           71,342
     4,225  Northeast Utilities                       97,386
     6,739  Pepco Holdings, Inc.                     100,613
     2,444  Pinnacle West Capital Corp.               76,546
     1,983  PPL Corp.                                 58,380
     2,568  Progress Energy, Inc.                     96,377
     1,899  Southern Co.                              59,230
                                               --------------
                                                   1,151,580
                                               --------------

            ELECTRICAL EQUIPMENT -- 0.5%
     1,002  Emerson Electric Co.                      37,825
     1,884  Rockwell Automation, Inc.                 77,150
                                               --------------
                                                     114,975
                                               --------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.9%
     1,442  Agilent Technologies, Inc. (b)            35,675
       532  Amphenol Corp., Class A                   21,344
     6,550  Corning, Inc.                             95,695
     1,434  FLIR Systems, Inc. (b)                    39,880
                                               --------------
                                                     192,594
                                               --------------

            ENERGY EQUIPMENT & SERVICES -- 3.9%
       941  Baker Hughes, Inc.                        39,588
     5,161  BJ Services Co.                           99,091
     2,652  Cameron International Corp. (b)           98,045
       840  Diamond Offshore Drilling, Inc.           80,010
       943  ENSCO International, Inc.                 43,180
     1,919  FMC Technologies, Inc. (b)               100,939
     2,959  Halliburton Co.                           86,432
     3,840  Nabors Industries Ltd. (b)                79,987
     2,326  National Oilwell Varco, Inc. (b)          95,343
     4,348  Rowan Cos., Inc.                         101,091

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            ENERGY EQUIPMENT & SERVICES
               (Continued)
     1,397  Smith International, Inc.               $ 38,739
                                               --------------
                                                     862,445
                                               --------------

            FOOD & STAPLES RETAILING -- 2.6%
     1,422  Costco Wholesale Corp.                    80,841
     2,246  CVS Caremark Corp.                        79,284
     3,888  Kroger (The) Co.                          89,930
     5,086  Safeway, Inc.                            113,570
       806  Sysco Corp.                               21,319
     2,676  Walgreen Co.                             101,233
     1,225  Wal-Mart Stores, Inc.                     60,858
       657  Whole Foods Market, Inc. (b)              21,063
                                               --------------
                                                     568,098
                                               --------------

            FOOD PRODUCTS -- 2.8%
     3,432  Archer-Daniels-Midland Co.               103,372
     1,850  ConAgra Foods, Inc.                       38,850
     3,383  Dean Foods Co. (b)                        61,672
       624  General Mills, Inc.                       41,134
     1,009  H. J. Heinz Co.                           40,602
       517  Hershey (The) Co.                         19,537
     1,695  Hormel Foods Corp.                        61,800
     1,135  J. M. Smucker (The) Co.                   59,849
       407  Kellogg Co.                               20,977
     1,528  Kraft Foods, Inc., Class A                42,051
     1,182  McCormick & Co., Inc.                     41,382
     1,801  Sara Lee Corp.                            20,333
     4,766  Tyson Foods, Inc., Class A                59,670
                                               --------------
                                                     611,229
                                               --------------

            GAS UTILITIES -- 0.7%
       942  EQT Corp.                                 39,432
     2,192  Nicor, Inc.                               81,279
     1,069  Questar Corp.                             42,589
                                               --------------
                                                     163,300
                                               --------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.8%
       703  Baxter International, Inc.                38,004
       863  Becton, Dickinson & Co.                   58,995
       765  C. R. Bard, Inc.                          57,429
     1,161  DENTSPLY International, Inc.              38,267
     1,349  Hospira, Inc. (b)                         60,219
       382  Intuitive Surgical, Inc. (b)              94,106
       477  Varian Medical Systems, Inc. (b)          19,547
       376  Zimmer Holdings, Inc. (b)                 19,766
                                               --------------
                                                     386,333
                                               --------------

            HEALTH CARE PROVIDERS & SERVICES -- 4.7%
     3,603  Aetna, Inc.                               93,786
     1,792  AmerisourceBergen Corp.                   39,693


Shares      Description                               Value
--------------------------------------------------------------


            HEALTH CARE PROVIDERS & SERVICES
               (Continued)
     3,742  Cardinal Health, Inc.                  $ 106,048
     2,143  CIGNA Corp.                               59,661
     5,025  Coventry Health Care, Inc. (b)            99,646
     1,063  DaVita, Inc. (b)                          56,371
     1,034  Express Scripts, Inc. (b)                 82,637
     2,689  Humana, Inc. (b)                         101,053
       337  McKesson Corp.                            19,792
     1,813  Medco Health Solutions, Inc. (b)         101,745
     2,944  Patterson Cos., Inc. (b)                  75,160
     1,153  Quest Diagnostics, Inc.                   64,487
     6,822  Tenet Healthcare Corp. (b)                34,929
     2,118  WellPoint, Inc. (b)                       99,038
                                               --------------
                                                   1,034,046
                                               --------------

            HEALTH CARE TECHNOLOGY -- 0.1%
     1,307  IMS Health, Inc.                          21,422
                                               --------------

            HOTELS, RESTAURANTS & LEISURE -- 2.0%
     3,013  Carnival Corp.                            87,739
     2,351  Darden Restaurants, Inc.                  71,259
     2,908  Marriott International, Inc.,
               Class A                                72,874
       702  McDonald's Corp.                          41,144
     4,857  Starbucks Corp. (b)                       92,186
       848  Wynn Resorts Ltd. (b)                     45,979
       594  Yum! Brands, Inc.                         19,572
                                               --------------
                                                     430,753
                                               --------------

            HOUSEHOLD DURABLES -- 1.4%
     1,300  Black & Decker (The) Corp.                61,386
       466  Fortune Brands, Inc.                      18,151
     2,961  Harman International Industries, Inc.    111,363
     1,207  KB Home                                   17,115
     1,034  Leggett & Platt, Inc.                     19,987
     1,148  Whirlpool Corp.                           82,186
                                               --------------
                                                     310,188
                                               --------------

            HOUSEHOLD PRODUCTS -- 0.7%
       681  Clorox (The) Co.                          40,336
       264  Colgate-Palmolive Co.                     20,758
       680  Kimberly-Clark Corp.                      41,589
     1,038  Procter & Gamble (The) Co.                60,204
                                               --------------
                                                     162,887
                                               --------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.5%
     4,060  AES (The) Corp. (b)                       53,064
    31,465  Dynegy, Inc., Class A (b)                 62,930
                                               --------------
                                                     115,994
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            INDUSTRIAL CONGLOMERATES -- 0.5%
       544  3M Co.                                  $ 40,022
     4,886  General Electric Co.                      69,674
                                               --------------
                                                     109,696
                                               --------------

            INSURANCE -- 3.0%
     1,877  Aflac, Inc.                               77,877
       986  Aon Corp.                                 37,971
     1,877  Assurant, Inc.                            56,178
     1,194  Chubb (The) Corp.                         57,933
     3,088  Cincinnati Financial Corp.                78,312
     1,679  Genworth Financial, Inc., Class A (b)     17,831
       775  Lincoln National Corp.                    18,468
     1,172  Loews Corp.                               38,793
     2,585  MBIA, Inc. (b)                            10,495
       527  MetLife, Inc.                             17,934
       733  Principal Financial Group, Inc.           18,354
     1,211  Progressive (The) Corp. (b)               19,376
     1,848  Torchmark Corp.                           75,029
     1,629  Travelers (The) Cos., Inc.                81,108
     2,806  Unum Group                                55,980
                                               --------------
                                                     661,639
                                               --------------

            INTERNET & CATALOG RETAIL -- 0.8%
       645  Amazon.com, Inc. (b)                      76,633
     4,187  Expedia, Inc. (b)                         94,919
                                               --------------
                                                     171,552
                                               --------------

            INTERNET SOFTWARE & SERVICES -- 0.9%
     3,399  eBay, Inc. (b)                            75,696
       122  Google, Inc., Class A (b)                 65,407
     1,694  VeriSign, Inc. (b)                        38,640
     1,127  Yahoo!, Inc. (b)                          17,919
                                               --------------
                                                     197,662
                                               --------------

            IT SERVICES -- 2.1%
     1,480  Affiliated Computer Services,
               Inc., Class A (b)                      77,093
       510  Automatic Data Processing, Inc.           20,298
     2,594  Cognizant Technology Solutions
               Corp., Class A (b)                    100,258
     1,902  Computer Sciences Corp. (b)               96,451
     3,146  Fidelity National Information
               Services, Inc.                         68,457
       198  MasterCard, Inc., Class A                 43,366
     2,489  Total System Services, Inc.               39,749
     1,059  Western Union Co.                         19,242
                                               --------------
                                                     464,914
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            LEISURE EQUIPMENT & PRODUCTS -- 0.5%
     2,890  Hasbro, Inc.                            $ 78,810
     2,173  Mattel, Inc.                              41,135
                                               --------------
                                                     119,945
                                               --------------

            LIFE SCIENCES TOOLS & SERVICES -- 1.2%
     1,292  Life Technologies Corp. (b)               60,944
       570  Millipore Corp. (b)                       38,196
     3,128  PerkinElmer, Inc.                         58,212
     1,837  Thermo Fisher Scientific, Inc. (b)        82,665
       359  Waters Corp. (b)                          20,617
                                               --------------
                                                     260,634
                                               --------------

            MACHINERY -- 3.6%
     1,562  Caterpillar, Inc.                         86,004
     1,790  Cummins, Inc.                             77,077
     1,403  Deere & Co.                               63,907
     2,069  Dover Corp.                               77,960
     1,417  Eaton Corp.                               85,658
       611  Flowserve Corp.                           60,006
       469  Illinois Tool Works, Inc.                 21,536
       531  PACCAR, Inc.                              19,865
     1,865  Pall Corp.                                59,195
     1,160  Parker Hannifin Corp.                     61,434
     2,885  Snap-on, Inc.                            105,389
     1,410  Stanley Works (The)                       63,774
                                               --------------
                                                     781,805
                                               --------------

            MEDIA -- 2.6%
     5,937  Comcast Corp., Class A                    86,086
     2,182  DIRECTV Group (The), Inc. (b)             57,387
     5,336  Interpublic Group of Cos. (The),
               Inc. (b)                               32,123
     1,628  Omnicom Group, Inc.                       55,808
     1,628  Scripps Networks Interactive,
               Class A                                61,473
     1,863  Time Warner Cable, Inc.                   73,477
     2,861  Viacom, Inc., Class B (b)                 78,935
     2,922  Walt Disney (The) Co.                     79,975
        86  Washington Post (The) Co., Class B        37,152
                                               --------------
                                                     562,416
                                               --------------

            METALS & MINING -- 1.1%
     2,293  Allegheny Technologies, Inc.              70,762
       878  Freeport-McMoRan Copper & Gold,
               Inc. (b)                               64,410
       456  Newmont Mining Corp.                      19,818
       426  Nucor Corp.                               16,976
     2,259  United States Steel Corp.                 77,913
                                               --------------
                                                     249,879
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            MULTILINE RETAIL -- 2.4%
     4,009  Big Lots, Inc. (b)                     $ 100,425
     3,039  Family Dollar Stores, Inc.                86,004
     1,783  J. C. Penney Co., Inc.                    59,071
     1,759  Kohl's Corp. (b)                         100,650
     3,284  Nordstrom, Inc.                          104,366
     1,719  Target Corp.                              83,251
                                               --------------
                                                     533,767
                                               --------------

            MULTI-UTILITIES -- 5.8%
     3,968  Ameren Corp.                              96,581
     4,841  CenterPoint Energy, Inc.                  60,997
     7,485  CMS Energy Corp.                          99,551
     1,959  Consolidated Edison, Inc.                 79,692
     2,327  Dominion Resources, Inc.                  79,327
     2,855  DTE Energy Co.                           105,578
       560  Integrys Energy Group, Inc.               19,376
     7,220  NiSource, Inc.                            93,282
     2,477  PG&E Corp.                               101,285
     2,551  Public Service Enterprise Group, Inc.     76,020
     2,875  SCANA Corp.                               97,290
     2,014  Sempra Energy                            103,620
     5,699  TECO Energy, Inc.                         81,724
     1,775  Wisconsin Energy Corp.                    77,514
     5,213  Xcel Energy, Inc.                         98,317
                                               --------------
                                                   1,270,154
                                               --------------

            OFFICE ELECTRONICS -- 0.4%
    12,958  Xerox Corp.                               97,444
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 6.2%
     1,599  Anadarko Petroleum Corp.                  97,427
     1,683  Cabot Oil & Gas Corp.                     64,745
     3,532  Chesapeake Energy Corp.                   86,534
     2,224  CONSOL Energy, Inc.                       95,209
       595  Devon Energy Corp.                        38,502
       720  EOG Resources, Inc.                       58,795
     3,143  Marathon Oil Corp.                       100,482
     2,877  Massey Energy Co.                         83,692
     1,520  Noble Energy, Inc.                        99,758
     1,024  Occidental Petroleum Corp.                77,701
     2,155  Peabody Energy Corp.                      85,316
     1,659  Pioneer Natural Resources Co.             68,202
     1,219  Range Resources Corp.                     61,011
     1,410  Southwestern Energy Co. (b)               61,448
     3,177  Spectra Energy Corp.                      60,744
     6,695  Tesoro Corp.                              94,667
     5,613  Williams (The) Cos., Inc.                105,805
       485  XTO Energy, Inc.                          20,157
                                               --------------
                                                   1,360,195
                                               --------------

            PAPER & FOREST PRODUCTS -- 0.4%
     3,596  MeadWestvaco Corp.                        82,097
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------


            PERSONAL PRODUCTS -- 0.4%
     1,771  Avon Products, Inc.                     $ 56,761
       542  Estee Lauder (The) Cos., Inc.,
               Class A                                23,035
                                               --------------
                                                      79,796
                                               --------------

            PHARMACEUTICALS -- 2.7%
     1,217  Abbott Laboratories                       61,544
       354  Allergan, Inc.                            19,912
     2,672  Bristol-Myers Squibb Co.                  58,250
     2,044  Forest Laboratories, Inc. (b)             56,557
     3,725  King Pharmaceuticals, Inc. (b)            37,734
     1,902  Merck & Co., Inc.                         58,829
     6,265  Mylan, Inc. (b)                          101,744
     4,848  Pfizer, Inc.                              82,561
     1,421  Schering-Plough Corp.                     40,072
     2,190  Watson Pharmaceuticals, Inc. (b)          75,380
                                               --------------
                                                     592,583
                                               --------------

            PROFESSIONAL SERVICES -- 0.4%
     4,590  Monster Worldwide, Inc. (b)               66,647
       801  Robert Half International, Inc.           18,583
                                               --------------
                                                      85,230
                                               --------------

            REAL ESTATE INVESTMENT TRUSTS -- 0.8%
       698  HCP, Inc.                                 20,654
       482  Health Care REIT, Inc.                    21,386
     1,704  Host Hotels & Resorts, Inc.               17,228
     1,538  Kimco Realty Corp.                        19,440
       654  Plum Creek Timber Co., Inc.               20,464
     1,683  ProLogis                                  19,068
       267  Public Storage                            19,651
     1,043  Ventas, Inc.                              41,856
                                               --------------
                                                     179,747
                                               --------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.2%
     5,126  CB Richard Ellis Group, Inc.,
               Class A (b)                            53,054
                                               --------------

            ROAD & RAIL -- 1.9%
     1,006  Burlington Northern Santa Fe Corp.        75,772
     1,916  CSX Corp.                                 80,817
     2,327  Norfolk Southern Corp.                   108,485
     2,055  Ryder System, Inc.                        83,330
     1,374  Union Pacific Corp.                       75,762
                                               --------------
                                                     424,166
                                               --------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.5%
    17,720  Advanced Micro Devices, Inc. (b)          81,512
       728  Analog Devices, Inc.                      18,659
     2,614  Broadcom Corp., Class A (b)               69,558

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (Continued)
     1,026  Intel Corp.                             $ 19,607
       727  Linear Technology Corp.                   18,815
     7,307  LSI Corp. (b)                             37,412
       757  Microchip Technology, Inc.                18,138
     2,669  NVIDIA Corp. (b)                          31,921
     1,712  Xilinx, Inc.                              37,236
                                               --------------
                                                     332,858
                                               --------------

            SOFTWARE -- 1.8%
     1,069  BMC Software, Inc. (b)                    39,724
     1,825  CA, Inc.                                  38,179
     2,045  Citrix Systems, Inc. (b)                  75,174
       917  McAfee, Inc. (b)                          38,404
     4,447  Novell, Inc. (b)                          18,188
     3,630  Red Hat, Inc. (b)                         93,690
     1,762  Salesforce.com, Inc. (b)                  99,994
                                               --------------
                                                     403,353
                                               --------------

            SPECIALTY RETAIL -- 3.7%
     1,220  Abercrombie & Fitch Co., Class A          40,040
       138  AutoZone, Inc. (b)                        18,673
     2,138  Bed Bath & Beyond, Inc. (b)               75,279
     1,603  Best Buy Co., Inc.                        61,203
     1,515  GameStop Corp., Class A (b)               36,799
     3,749  Gap (The), Inc.                           80,004
     2,258  Home Depot (The), Inc.                    56,653
     3,831  Lowe's Cos., Inc.                         74,973
     1,111  O'Reilly Automotive, Inc. (b)             41,418
     6,053  RadioShack Corp.                         102,235
       334  Sherwin-Williams (The) Co.                19,051
     4,319  Staples, Inc.                             93,722
       521  Tiffany & Co.                             20,470
     2,699  TJX (The) Cos., Inc.                     100,808
                                               --------------
                                                     821,328
                                               --------------

            TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
     2,438  Coach, Inc.                               80,381
       930  NIKE, Inc., Class B                       57,827
     1,309  Polo Ralph Lauren Corp.                   97,416
       831  VF Corp.                                  59,034
                                               --------------
                                                     294,658
                                               --------------

            THRIFTS & MORTGAGE FINANCE -- 0.3%
     3,051  Hudson City Bancorp, Inc.                 40,090
     1,289  People's United Financial, Inc.           20,663
                                               --------------
                                                      60,753
                                               --------------

            TOBACCO -- 0.8%
     2,252  Altria Group, Inc.                        40,784
       541  Lorillard, Inc.                           42,047


Shares      Description                               Value
--------------------------------------------------------------

            TOBACCO (Continued)
       823  Philip Morris International, Inc.       $ 38,977
       901  Reynolds American, Inc.                   43,680
                                               --------------
                                                     165,488
                                               --------------

            TRADING COMPANIES &
               DISTRIBUTORS  -- 0.3%
       673  W.W. Grainger, Inc.                       63,080
                                               --------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
       551  American Tower Corp., Class A (b)         20,288
     6,430  MetroPCS Communications, Inc. (b)         40,059
    25,391  Sprint Nextel Corp. (b)                   75,157
                                               --------------
                                                     135,504
                                               --------------


            TOTAL COMMON STOCKS -- 99.8%
             (Cost $19,817,802)                   21,890,680

            MONEY MARKET FUND -- 0.2%
    33,646  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $33,646)                          33,646
                                               --------------

            TOTAL INVESTMENTS -- 100.0%
            (Cost $19,851,448) (d)                21,924,326
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     (9,823)
                                               --------------

            NET ASSETS -- 100.0%                $ 21,914,503
                                               ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,394,183 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $321,305.

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


_____________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        --------------------------------------------
Common Stocks*          $21,890,680     $     -         $     -
Money Market Fund            33,646           -               -
                        --------------------------------------------
Total Investments       $21,924,326     $     -         $     -
                        ============================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Mid Cap Core AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.1%
       283  Alliant Techsystems, Inc. (b)           $ 22,012
                                               --------------

            AIRLINES -- 0.9%
     4,086  Alaska Air Group, Inc. (b)               105,092
    10,986  JetBlue Airways Corp. (b)                 54,490
                                               --------------
                                                     159,582
                                               --------------

            AUTOMOBILES -- 0.4%
     2,831  Thor Industries, Inc.                     74,229
                                               --------------
            BEVERAGES -- 0.5%
       595  Hansen Natural Corp. (b)                  21,509
     2,301  PepsiAmericas, Inc.                       67,281
                                               --------------
                                                      88,790
                                               --------------

            BIOTECHNOLOGY -- 0.7%
     3,103  OSI Pharmaceuticals, Inc. (b)             99,979
       895  United Therapeutics Corp. (b)             38,073
                                               --------------
                                                     138,052
                                               --------------

            CAPITAL MARKETS -- 0.5%
     1,607  Jefferies Group, Inc. (b)                 41,943
     1,880  Raymond James Financial, Inc.             44,387
                                               --------------
                                                      86,330
                                               --------------

            CHEMICALS -- 3.3%
     1,900  Albemarle Corp.                           60,002
     1,520  Ashland, Inc.                             52,501
     1,894  Cabot Corp.                               41,535
       922  Minerals Technologies, Inc.               45,418
     6,278  Olin Corp.                                95,865
     2,369  RPM International, Inc.                   41,742
     2,038  Scotts Miracle-Gro (The) Co.,
               Class A                                82,783
     3,154  Sensient Technologies Corp.               79,764
     2,527  Terra Industries, Inc.                    80,283
     1,591  Valspar (The) Corp.                       40,364
                                               --------------
                                                     620,257
                                               --------------

            COMMERCIAL BANKS -- 3.6%
     7,670  Associated Banc-Corp.                     98,253
     1,794  BancorpSouth, Inc.                        40,508
       527  Bank of Hawaii Corp.                      23,399
     2,707  Cathay General Bancorp                    23,903
       562  City National Corp.                       21,170
       589  Commerce Bancshares, Inc.                 22,594
       848  Cullen/Frost Bankers, Inc.                39,678
     2,302  FirstMerit Corp.                          43,623
     2,976  Fulton Financial Corp.                    24,582
     6,713  International Bancshares Corp.            99,688
     1,150  PacWest Bancorp                           19,527
       507  SVB Financial Group (b)                   20,914
     5,039  TCF Financial Corp.                       59,611
     4,598  Trustmark Corp.                           87,132
     1,781  Valley National Bancorp                   23,652


Shares      Description                               Value
--------------------------------------------------------------

            COMMERCIAL BANKS (Continued)
     1,541  Wilmington Trust Corp.                  $ 18,569
                                               --------------
                                                     666,803
                                               --------------

            COMMERCIAL SERVICES & SUPPLIES -- 1.7%
     1,629  Brink's (The) Co.                         38,656
     3,869  Corrections Corp. of America (b)          92,624
     2,561  Deluxe Corp.                              36,443
       928  HNI Corp.                                 24,425
     1,591  Mine Safety Appliances Co.                40,554
     1,163  Rollins, Inc.                             21,027
     2,276  Waste Connections, Inc. (b)               71,535
                                               --------------
                                                     325,264
                                               --------------

            COMMUNICATIONS EQUIPMENT -- 3.0%
    16,749  3Com Corp. (b)                            86,090
     5,252  ADC Telecommunications, Inc. (b)          34,085
     1,783  ADTRAN, Inc.                              41,080
     4,322  Avocent Corp. (b)                        107,488
     2,927  CommScope, Inc. (b)                       79,088
     1,659  F5 Networks, Inc. (b)                     74,473
     2,450  Plantronics, Inc.                         59,070
     3,275  Polycom, Inc. (b)                         70,314
                                               --------------
                                                     551,688
                                               --------------

            COMPUTERS & PERIPHERALS -- 0.3%
       666  Diebold, Inc.                             20,140
     3,169  NCR Corp. (b)                             32,165
                                               --------------
                                                      52,305
                                               --------------

            CONSTRUCTION & ENGINEERING -- 2.2%
     2,420  Aecom Technology Corp. (b)                61,081
     5,343  Dycom Industries, Inc. (b)                52,789
     3,539  Granite Construction, Inc.               101,074
     3,761  KBR, Inc.                                 76,988
       684  Shaw Group (The), Inc. (b)                17,551
     2,510  URS Corp. (b)                             97,538
                                               --------------
                                                     407,021
                                               --------------

            CONSTRUCTION MATERIALS -- 0.1%
       238  Martin Marietta Materials, Inc.           19,830
                                               --------------

            CONSUMER FINANCE -- 0.4%
     4,161  AmeriCredit Corp. (b)                     73,442
                                               --------------

            CONTAINERS & PACKAGING -- 1.8%
     2,343  AptarGroup, Inc.                          82,731
       797  Greif, Inc., Class A                      42,655
     4,293  Packaging Corp. of America                78,476
     2,386  Sonoco Products Co.                       63,826

      See Notes to Quarterly Portfolio of Investments

First Trust Mid Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            CONTAINERS & PACKAGING
               (Continued)
     4,001  Temple-Inland, Inc.                     $ 61,816
                                               --------------
                                                     329,504
                                               --------------

            DISTRIBUTORS -- 0.3%
     3,543  LKQ Corp. (b)                             61,188
                                               --------------

            DIVERSIFIED CONSUMER SERVICES -- 2.2%
     2,133  Brink's Home Security Holdings,
               Inc. (b)                               66,080
       898  Career Education Corp. (b)                18,714
     2,359  Corinthian Colleges, Inc. (b)             37,414
       197  ITT Educational Services, Inc. (b)        17,799
     1,857  Matthews International Corp.,
               Class A                                68,208
     7,064  Regis Corp.                              114,719
     9,371  Service Corp. International               64,379
       100  Strayer Education, Inc.                   20,297
                                               --------------
                                                     407,610
                                               --------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.2%
    12,514  Cincinnati Bell, Inc. (b)                 38,543
                                               --------------

            ELECTRIC UTILITIES -- 3.3%
     3,492  Cleco Corp.                               86,427
     2,517  DPL, Inc.                                 63,781
     4,835  Hawaiian Electric Industries, Inc.        86,305
     3,805  IDACORP, Inc.                            106,882
     9,447  NV Energy, Inc.                          108,263
     5,624  PNM Resources, Inc.                       60,289
     5,613  Westar Energy, Inc.                      107,489
                                               --------------
                                                     619,436
                                               --------------

            ELECTRICAL EQUIPMENT -- 0.8%
     2,085  Hubbell, Inc., Class B                    88,675
     2,708  Woodward Governor Co.                     63,665
                                               --------------
                                                     152,340
                                               --------------

            ELECTRONIC EQUIPMENT,
              INSTRUMENTS & COMPONENTS -- 0.6%
       792  National Instruments Corp.                21,146
     2,104  Tech Data Corp. (b)                       80,857
       915  Trimble Navigation Ltd. (b)               19,188
                                               --------------
                                                     121,191
                                               --------------

            ENERGY EQUIPMENT & SERVICES -- 3.0%
     7,309  Helix Energy Solutions Group,
               Inc. (b)                              100,352
     2,215  Helmerich & Payne, Inc.                   84,214
     1,157  Oceaneering International, Inc. (b)       59,123
     3,598  Pride International, Inc. (b)            106,357


Shares      Description                               Value
--------------------------------------------------------------

            ENERGY EQUIPMENT & SERVICES
               (Continued)
     2,917  Superior Energy Services, Inc. (b)      $ 63,036
     2,325  Tidewater, Inc.                           96,883
     1,061  Unit Corp. (b)                            41,464
                                               --------------
                                                     551,429
                                               --------------

            FOOD & STAPLES RETAILING -- 1.0%
     2,418  BJ's Wholesale Club, Inc. (b)             84,703
     4,114  Ruddick Corp.                            109,926
                                               --------------
                                                     194,629
                                               --------------

            FOOD PRODUCTS -- 1.7%
     2,304  Corn Products International, Inc.         64,927
     1,666  Flowers Foods, Inc.                       38,918
     1,281  Lancaster Colony Corp.                    62,231
     1,873  Ralcorp Holdings, Inc. (b)               100,580
     1,587  Smithfield Foods, Inc. (b)                21,170
       922  Tootsie Roll Industries, Inc.             22,875
                                               --------------
                                                     310,701
                                               --------------

            GAS UTILITIES -- 2.4%
     2,483  AGL Resources, Inc.                       86,806
     2,542  Energen Corp.                            111,543
       478  National Fuel Gas Co.                     21,672
     1,794  ONEOK, Inc.                               64,961
     3,495  UGI Corp.                                 83,461
     2,643  WGL Holdings, Inc.                        87,377
                                               --------------
                                                     455,820
                                               --------------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
       636  Beckman Coulter, Inc.                     40,914
       626  Edwards Lifesciences Corp. (b)            48,164
     1,341  Hologic, Inc. (b)                         19,820
     2,961  Kinetic Concepts, Inc. (b)                98,275
       835  Masimo Corp. (b)                          22,186
       484  ResMed, Inc. (b)                          23,818
     2,158  STERIS Corp.                              63,143
     1,813  Teleflex, Inc.                            90,197
       723  Thoratec Corp. (b)                        18,986
                                               --------------
                                                     425,503
                                               --------------

            HEALTH CARE PROVIDERS & SERVICES -- 4.9%
     3,429  Community Health Systems, Inc. (b)       107,259
    14,619  Health Management Associates,
               Inc., Class A (b)                      89,176
     7,110  Health Net, Inc. (b)                     106,010
       798  Henry Schein, Inc. (b)                    42,158
     6,746  Kindred Healthcare, Inc. (b)              99,166
     4,047  LifePoint Hospitals, Inc. (b)            114,652
     2,101  Lincare Holdings, Inc. (b)                65,992

      See Notes to Quarterly Portfolio of Investments

First Trust Mid Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            HEALTH CARE PROVIDERS & SERVICES
               (Continued)
     3,890  Omnicare, Inc.                          $ 84,296
       967  Owens & Minor, Inc.                       39,541
     3,272  Psychiatric Solutions, Inc. (b)           67,534
     1,767  Universal Health Services, Inc.,
               Class B                                98,334
                                               --------------
                                                     914,118
                                               --------------

            HEALTH CARE TECHNOLOGY -- 0.5%
     1,171  Cerner Corp. (b)                          89,043
                                               --------------

            HOTELS, RESTAURANTS & LEISURE --  3.1%
     1,507  Bob Evans Farms, Inc.                     39,589
     4,177  Brinker International, Inc.               52,797
     4,729  Cheesecake Factory (The), Inc. (b)        85,973
       901  Chipotle Mexican Grill, Inc.,
               Class A (b)                            73,423
     3,176  International Speedway Corp.,
               Class A                                81,020
     3,904  Life Time Fitness, Inc. (b)               84,131
       399  Panera Bread Co., Class A (b)             23,932
     9,259  Wendy's/Arby's Group, Inc.,
               Class A                                36,573
     2,456  WMS Industries, Inc. (b)                  98,191
                                               --------------
                                                     575,629
                                               --------------

            HOUSEHOLD DURABLES -- 0.9%
        68  NVR, Inc. (b)                             45,034
     2,742  Tupperware Brands Corp.                  123,445
                                               --------------
                                                     168,479
                                               --------------

            HOUSEHOLD PRODUCTS -- 0.2%
       660  Energizer Holdings, Inc. (b)              40,174
                                               --------------

            INDUSTRIAL CONGLOMERATES -- 0.5%
     3,230  Carlisle Cos., Inc.                      100,259
                                               --------------

            INSURANCE -- 2.8%
     4,293  American Financial Group, Inc.           105,608
       898  Arthur J. Gallagher & Co.                 20,034
       251  Everest Re Group Ltd.                     21,960
     2,030  First American Corp.                      61,692
     1,059  Hanover Insurance Group, Inc.             44,552
       801  HCC Insurance Holdings, Inc.              21,138
     3,136  Horace Mann Educators Corp.               38,981
     1,023  Protective Life Corp.                     19,693
     1,473  Reinsurance Group of America, Inc.        67,905
     2,171  StanCorp Financial Group, Inc.            79,697
     1,123  Unitrin, Inc.                             22,011
       866  W. R. Berkley Corp.                       21,408
                                               --------------
                                                     524,679
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            INTERNET & CATALOG RETAIL -- 0.8%
       948  NetFlix, Inc. (b)                       $ 50,671
       660  priceline.com, Inc. (b)                  104,141
                                               --------------
                                                     154,812
                                               --------------

            INTERNET SOFTWARE & SERVICES -- 0.7%
       543  Digital River, Inc. (b)                   12,397
       951  Equinix, Inc. (b)                         81,139
     3,319  ValueClick, Inc. (b)                      32,659
                                               --------------
                                                     126,195
                                               --------------

            IT SERVICES -- 4.2%
    11,575  Acxiom Corp. (b)                         132,881
     1,075  Alliance Data Systems Corp. (b)           59,103
     3,268  Broadridge Financial Solutions, Inc.      68,007
       490  DST Systems, Inc. (b)                     20,438
     1,199  Gartner, Inc. (b)                         22,325
     1,407  Global Payments, Inc.                     69,267
     1,805  Hewitt Associates, Inc., Class A (b)      64,114
     2,294  Lender Processing Services, Inc.          91,301
     1,393  ManTech International Corp.,
               Class A (b)                            61,097
       970  NeuStar, Inc., Class A (b)                22,407
     6,243  SAIC, Inc. (b)                           110,563
     3,043  SRA International, Inc., Class A (b)      57,087
                                               --------------
                                                     778,590
                                               --------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.3%
     8,633  Callaway Golf Co.                         59,050
                                               --------------

            LIFE SCIENCES TOOLS & SERVICES -- 1.3%
       477  Bio-Rad Laboratories, Inc.,
               Class A (b)                            42,639
     1,214  Covance, Inc. (b)                         62,740
       483  Mettler-Toledo International,
               Inc. (b)                               47,092
     1,715  Varian, Inc. (b)                          87,808
                                               --------------
                                                     240,279
                                               --------------


            MACHINERY -- 5.8%
     3,962  AGCO Corp. (b)                           111,372
     2,460  Bucyrus International, Inc.              109,273
     1,697  Crane Co.                                 47,261
    12,184  Federal Signal Corp.                      74,810
     2,472  Harsco Corp.                              77,843
     1,567  IDEX Corp.                                44,550
     2,238  Joy Global, Inc.                         112,818
       462  Lincoln Electric Holdings, Inc.           21,917
     1,171  Nordson Corp.                             61,794

      See Notes to Quarterly Portfolio of Investments

First Trust Mid Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            MACHINERY (Continued)
     1,485  Pentair, Inc.                           $ 43,214
       716  SPX Corp.                                 37,790
     3,169  Terex Corp. (b)                           64,077
     2,804  Timken (The) Co.                          61,772
     3,823  Trinity Industries, Inc.                  64,532
     1,028  Valmont Industries, Inc.                  74,294
     1,750  Wabtec Corp.                              64,330
                                               --------------
                                                   1,071,647
                                               --------------

            MARINE -- 0.8%
     1,364  Alexander & Baldwin, Inc.                 39,324
     2,975  Kirby Corp. (b)                          100,555
                                               --------------
                                                     139,879
                                               --------------

            MEDIA -- 1.9%
     1,846  DreamWorks Animation SKG, Inc.,
               Class A (b)                            59,072
     4,751  Harte-Hanks, Inc.                         55,776
     2,396  Lamar Advertising Co., Class A (b)        58,223
     2,207  Marvel Entertainment, Inc. (b)           110,284
     2,700  Scholastic Corp.                          67,149
                                               --------------
                                                     350,504
                                               --------------

            METALS & MINING -- 1.5%
     2,808  Carpenter Technology Corp.                59,052
     1,355  Cliffs Natural Resources, Inc.            48,197
     4,895  Commercial Metals Co.                     72,642
     2,060  Reliance Steel & Aluminum Co.             75,149
     1,427  Steel Dynamics, Inc.                      19,108
                                               --------------
                                                     274,148
                                               --------------

            MULTILINE RETAIL -- 0.6%
     4,884  99 Cents Only Stores (b)                  55,531
     1,349  Dollar Tree, Inc. (b)                     60,880
                                               --------------
                                                     116,411
                                               --------------

            MULTI-UTILITIES -- 2.4%
     3,933  Alliant Energy Corp.                     104,461
     2,610  Black Hills Corp.                         63,606
     2,753  NSTAR                                     85,205
     2,647  OGE Energy Corp.                          87,933
     4,753  Vectren Corp.                            107,133
                                               --------------
                                                     448,338
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 3.6%
     3,958  Arch Coal, Inc.                           85,730
     3,341  Bill Barrett Corp. (b)                   103,504
     1,011  Cimarex Energy Co.                        39,591
     1,028  Newfield Exploration Co. (b)              42,169
     2,930  Overseas Shipholding Group, Inc.         115,002
     9,310  Patriot Coal Corp. (b)                   105,203
     6,175  Quicksilver Resources, Inc. (b)           75,335


Shares      Description                               Value
--------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (Continued)
     5,267  Southern Union Co.                     $ 103,075
                                               --------------
                                                     669,609
                                               --------------

            PERSONAL PRODUCTS -- 0.8%
     1,583  Alberto-Culver Co.                        42,456
     2,767  NBTY, Inc. (b)                           100,747
                                               --------------
                                                     143,203
                                               --------------

            PHARMACEUTICALS -- 1.3%
     2,902  Endo Pharmaceuticals Holdings,
               Inc. (b)                               65,005
     4,102  Medicis Pharmaceutical Corp.,
               Class A                                86,839
     1,287  Perrigo Co.                               47,863
     1,559  Valeant Pharmaceuticals
               International (b)                      45,835
                                               --------------
                                                     245,542
                                               --------------

            PROFESSIONAL SERVICES -- 0.8%
       880  Corporate Executive Board (The) Co.       21,129
     1,502  Korn/Ferry International (b)              23,972
     8,327  MPS Group, Inc. (b)                      112,581
                                               --------------
                                                     157,682
                                               --------------

            REAL ESTATE INVESTMENT TRUSTS -- 3.3%
       805  Alexandria Real Estate Equities, Inc.     43,607
       701  BRE Properties, Inc.                      19,088
     1,781  Corporate Office Properties Trust         59,111
    13,225  Cousins Properties, Inc.                  96,807
     1,824  Duke Realty Corp.                         20,502
     1,397  Equity One, Inc.                          20,843
     5,376  Hospitality Properties Trust             103,811
       673  Liberty Property Trust                    19,766
       676  Mack-Cali Realty Corp.                    20,922
       706  Nationwide Health Properties, Inc.        22,768
     2,735  OMEGA Healthcare Investors, Inc.          41,463
     1,605  Rayonier, Inc.                            61,921
       853  Realty Income Corp.                       19,773
       499  SL Green Realty Corp.                     19,341
     2,198  Weingarten Realty Investors               40,663
                                               --------------
                                                     610,386
                                               --------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
     2,310  Jones Lang LaSalle, Inc.                 108,224
                                               --------------

            ROAD & RAIL -- 1.2%
     1,714  Con-way, Inc.                             56,545
     3,308  Kansas City Southern (b)                  80,153

      See Notes to Quarterly Portfolio of Investments

First Trust Mid Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            ROAD & RAIL (Continued)
     4,703  Werner Enterprises, Inc.                $ 88,181
                                               --------------
                                                     224,879
                                               --------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.2%
     2,384  Cree, Inc. (b)                           100,366
     1,123  International Rectifier Corp. (b)         20,529
       641  Lam Research Corp. (b)                    21,615
     1,286  Semtech Corp. (b)                         19,894
     1,418  Silicon Laboratories, Inc. (b)            59,414
                                               --------------
                                                     221,818
                                               --------------

            SOFTWARE -- 3.7%
     1,088  Advent Software, Inc. (b)                 41,583
     1,169  ANSYS, Inc. (b)                           47,438
       992  FactSet Research Systems, Inc.            63,538
     4,077  Fair Isaac Corp.                          82,885
     3,879  Informatica Corp. (b)                     82,351
     1,868  Jack Henry & Associates, Inc.             43,095
     9,410  Mentor Graphics Corp. (b)                 68,693
     1,452  MICROS Systems, Inc. (b)                  39,088
     3,898  Quest Software, Inc. (b)                  65,370
     3,260  Rovi Corp. (b)                            89,813
     1,125  Sybase, Inc. (b)                          44,505
       977  Synopsys, Inc. (b)                        21,494
                                               --------------
                                                     689,853
                                               --------------

            SPECIALTY RETAIL -- 7.0%
     4,148  Aaron's, Inc.                            103,907
       558  Advance Auto Parts, Inc.                  20,791
     2,518  Aeropostale, Inc. (b)                     94,501
     2,597  American Eagle Outfitters, Inc.           45,422
     4,929  Barnes & Noble, Inc.                      81,871
     8,423  Chico's FAS, Inc. (b)                    100,655
    13,353  Coldwater Creek, Inc. (b)                 76,780
     2,528  Collective Brands, Inc. (b)               46,894
     4,887  Dick's Sporting Goods, Inc. (b)          110,886
     1,831  Foot Locker, Inc.                         19,189
     2,957  Guess?, Inc.                             108,078
     3,057  J. Crew Group, Inc. (b)                  124,664
     4,029  PetSmart, Inc.                            94,802
     5,799  Rent-A-Center, Inc. (b)                  106,470
     1,835  Ross Stores, Inc.                         80,758
     2,902  Urban Outfitters, Inc. (b)                91,065
                                               --------------
                                                   1,306,733
                                               --------------

            TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
     2,309  Fossil, Inc. (b)                          61,720
     5,118  Hanesbrands, Inc. (b)                    110,651
       512  Phillips-Van Heusen Corp.                 20,557
     2,359  Under Armour, Inc., Class A (b)           63,339


Shares      Description                               Value
--------------------------------------------------------------

            TEXTILES, APPAREL & LUXURY GOODS
               (Continued)
     1,998  Warnaco Group (The), Inc. (b)           $ 80,979
                                                -------------
                                                     337,246
                                                -------------

            THRIFTS & MORTGAGE FINANCE -- 1.3%
     3,968  Astoria Financial Corp.                   39,601
     3,553  First Niagara Financial Group, Inc.       45,621
     7,670  New York Community Bancorp, Inc.          82,759
     4,094  NewAlliance Bancshares, Inc.              45,361
     1,299  Washington Federal, Inc.                  22,278
                                                -------------
                                                     235,620
                                                -------------

            TOBACCO -- 0.6%
     2,620  Universal Corp.                          108,966
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS -- 1.1%
     3,919  GATX Corp.                               106,518
       501  MSC Industrial Direct Co., Inc.,
               Class A                                21,568
     8,504  United Rentals, Inc. (b)                  80,703
                                                -------------
                                                     208,789
                                                -------------

            WATER UTILITIES -- 0.2%
     2,483  Aqua America, Inc.                        38,362
                                                -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
     5,007  Syniverse Holdings, Inc. (b)              85,770
     3,532  Telephone and Data Systems, Inc.         104,618
                                                -------------
                                                     190,388
                                                -------------

            TOTAL COMMON STOCKS --100.0%
             (Cost $17,402,710)                   18,623,033

            MONEY MARKET FUND -- 0.1%
    24,807  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $24,807)                          24,807
                                               --------------

            TOTAL INVESTMENTS -- 100.1%
            (Cost $17,427,517) (d)                18,647,840
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (11,976)
                                               --------------

            NET ASSETS -- 100.0%                $ 18,635,864
                                               ==============


      See Notes to Quarterly Portfolio of Investment

First Trust Mid Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,567,385 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $347,062.


______________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        --------------------------------------------
Common Stocks*          $18,623,033     $     -         $     -
Money Market Fund            24,807           -               -
                        --------------------------------------------
Total Investments       $18,647,840     $     -         $     -
                        ============================================

* See Portfolio of Investments for industry breakout.


      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)



Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 2.5%
     2,688  AAR Corp. (b)                           $ 52,712
       347  American Science & Engineering, Inc.      22,944
     1,521  Applied Signal Technology, Inc.           31,165
     1,194  Cubic Corp.                               41,444
       346  Curtiss-Wright Corp.                      10,318
     1,505  Esterline Technologies Corp. (b)          63,375
     4,402  GenCorp, Inc. (b)                         32,751
     1,999  Moog, Inc., Class A (b)                   49,915
       327  Teledyne Technologies, Inc. (b)           11,170
     1,229  Triumph Group, Inc.                       57,529
                                               --------------
                                                     373,323
                                               --------------

            AIR FREIGHT & LOGISTICS -- 0.2%
       509  Forward Air Corp.                         10,862
     1,033  Hub Group, Inc., Class A (b)              25,680
                                               --------------
                                                      36,542
                                               --------------

            AIRLINES -- 0.3%
     2,845  SkyWest, Inc.                             39,745
                                               --------------

            AUTO COMPONENTS -- 0.7%
     2,174  Drew Industries, Inc. (b)                 41,611
    11,474  Spartan Motors, Inc.                      57,255
                                               --------------
                                                      98,866
                                               --------------

            AUTOMOBILES -- 0.2%
     3,207  Winnebago Industries, Inc. (b)            36,881
                                               --------------

            BEVERAGES -- 0.2%
       954  Boston Beer (The) Co., Inc.,
               Class A (b)                            36,252
                                               --------------

            BIOTECHNOLOGY -- 0.1%
       584  Cubist Pharmaceuticals, Inc. (b)           9,893
       612  Regeneron Pharmaceuticals, Inc. (b)        9,608
                                               --------------
                                                      19,501
                                               --------------

            BUILDING PRODUCTS -- 1.2%
     2,350  AAON, Inc.                                42,324
     3,927  Apogee Enterprises, Inc.                  51,993
       890  Gibraltar Industries, Inc.                 9,630
     4,685  Griffon Corp. (b)                         41,087
       897  Universal Forest Products, Inc.           32,005
                                               --------------
                                                     177,039
                                               --------------

            CAPITAL MARKETS -- 0.8%
     1,690  Investment Technology Group,
               Inc. (b)                               36,453
     3,469  LaBranche & Co., Inc. (b)                  9,575
       644  Stifel Financial Corp. (b)                33,462
     2,458  SWS Group, Inc.                           32,888
                                               --------------
                                                     112,378
                                               --------------



Shares      Description                               Value
--------------------------------------------------------------

            CHEMICALS -- 1.9%
     1,184  A. Schulman, Inc.                       $ 20,566
     5,678  American Vanguard Corp.                   47,127
     1,179  Arch Chemicals, Inc.                      32,647
       796  Calgon Carbon Corp. (b)                   12,609
       633  NewMarket Corp.                           59,185
       775  OM Group, Inc. (b)                        20,941
       537  Quaker Chemical Corp.                     11,062
       785  Stepan Co.                                44,933
     2,178  Zep, Inc.                                 37,244
                                               --------------
                                                     286,314
                                               --------------

            COMMERCIAL BANKS -- 5.0%
       890  Bank of the Ozarks, Inc.                  20,247
     4,681  Central Pacific Financial Corp.            6,600
       713  Columbia Banking System, Inc.             10,481
     2,583  Community Bank System, Inc.               48,070
     1,422  East West Bancorp, Inc.                   12,841
    11,601  First BanCorp                             21,926
     4,153  First Commonwealth Financial Corp.        21,803
     2,094  First Midwest Bancorp, Inc.               21,778
     1,579  Glacier Bancorp, Inc.                     20,669
       313  Hancock Holding Co.                       11,352
     7,192  Hanmi Financial Corp. (b)                 11,004
       537  Home Bancshares, Inc.                     11,615
     1,066  Independent Bank Corp.                    22,674
     3,395  Nara Bancorp, Inc.                        24,987
     3,861  National Penn Bancshares, Inc.            21,699
     1,047  NBT Bancorp, Inc.                         22,825
     3,160  Old National Bancorp                      32,769
       481  PrivateBancorp, Inc.                       4,391
     1,018  Prosperity Bancshares, Inc.               36,434
     3,640  S&T Bancorp, Inc.                         57,330
       820  Simmons First National Corp.,
               Class A                                23,993
     6,534  Sterling Bancorp                          43,974
     4,841  Sterling Bancshares, Inc.                 26,964
     5,898  Sterling Financial Corp. (b)               4,718
     6,007  Susquehanna Bancshares, Inc.              33,099
       269  Tompkins Financial Corp.                  11,667
    14,744  UCBH Holdings, Inc.                       14,449
       584  UMB Financial Corp.                       23,226
     1,114  Umpqua Holdings Corp.                     11,040
     2,408  United Bankshares, Inc.                   42,983
     2,360  United Community Banks, Inc. (b)           9,582
     2,473  Whitney Holding Corp.                     19,858
     1,607  Wilshire Bancorp, Inc.                    11,313
       843  Wintrust Financial Corp.                  23,781
                                               --------------
                                                     742,142
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            COMMERCIAL SERVICES & SUPPLIES -- 2.0%
     1,681  ABM Industries, Inc.                    $ 31,569
     1,791  ATC Technology Corp. (b)                  37,432
       946  Consolidated Graphics, Inc. (b)           18,977
     1,170  Geo Group (The), Inc. (b)                 24,745
       643  Healthcare Services Group, Inc.           12,699
     2,717  Mobile Mini, Inc. (b)                     39,397
     2,005  Standard Register (The) Co.                9,564
     1,133  Sykes Enterprises, Inc. (b)               26,897
       890  Tetra Tech, Inc. (b)                      22,900
     1,240  United Stationers, Inc. (b)               58,454
       592  Viad Corp.                                10,360
                                               --------------
                                                     292,994
                                               --------------

            COMMUNICATIONS EQUIPMENT -- 2.5%
     3,626  Arris Group, Inc. (b)                     37,203
     2,351  Black Box Corp.                           62,325
     2,611  Blue Coat Systems, Inc. (b)               58,173
     5,538  Digi International, Inc. (b)              44,027
     2,266  EMS Technologies, Inc. (b)                39,496
     1,929  NETGEAR, Inc. (b)                         35,166
     1,887  PC-Tel, Inc. (b)                          11,058
     4,555  Symmetricom, Inc. (b)                     21,818
     1,437  Tekelec (b)                               21,584
     3,640  Tollgrade Communications, Inc. (b)        21,658
       887  ViaSat, Inc. (b)                          25,856
                                               --------------
                                                     378,364
                                               --------------

            COMPUTERS & PERIPHERALS -- 0.5%
     3,531  Adaptec, Inc. (b)                         11,264
     2,632  Intevac, Inc. (b)                         26,846
     2,061  Stratasys, Inc. (b)                       32,523
                                               --------------
                                                      70,633
                                               --------------

            CONSTRUCTION & ENGINEERING -- 1.0%
     5,089  Comfort Systems USA, Inc.                 55,470
     2,328  EMCOR Group, Inc. (b)                     54,987
     1,848  Insituform Technologies, Inc.,
               Class A (b)                            39,178
                                               --------------
                                                     149,635
                                               --------------

            CONSUMER FINANCE -- 0.9%
     1,956  Cash America International, Inc.          59,189
       688  First Cash Financial Services,
               Inc. (b)                               11,820
     2,575  Rewards Network, Inc.                     27,707
     1,403  World Acceptance Corp. (b)                35,201
                                               --------------
                                                     133,917
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------


            CONTAINERS & PACKAGING -- 0.3%
     1,002  Rock-Tenn Co., Class A                  $ 43,888
                                               --------------

            DIVERSIFIED CONSUMER SERVICES -- 1.2%
       339  American Public Education, Inc. (b)       10,814
       350  Capella Education Co. (b)                 24,115
     1,074  Coinstar, Inc. (b)                        34,089
     1,737  Hillenbrand, Inc.                         34,705
       928  Pre-Paid Legal Services, Inc. (b)         36,693
     2,395  Universal Technical Institute,
               Inc. (b)                               43,086
                                               --------------
                                                     183,502
                                               --------------


            DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     1,433  Financial Federal Corp.                   29,262
       781  Portfolio Recovery Associates,
               Inc. (b)                               36,035
                                               --------------
                                                      65,297
                                               --------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.8%
     1,463  Cbeyond, Inc. (b)                         19,531
     6,878  General Communication, Inc.,
               Class A (b)                            42,300
     2,809  Iowa Telecommunications
               Services, Inc.                         33,062
     1,036  Neutral Tandem, Inc. (b)                  21,849
                                               --------------
                                                     116,742
                                               --------------

            ELECTRIC UTILITIES -- 1.8%
     1,405  ALLETE, Inc.                              47,559
     3,055  Central Vermont Public Service Corp.      59,236
     3,338  El Paso Electric Co. (b)                  62,588
     2,235  UIL Holdings Corp.                        57,395
     1,535  Unisource Energy Corp.                    44,331
                                               --------------
                                                     271,109
                                               --------------

            ELECTRICAL EQUIPMENT -- 1.8%
       928  A. O. Smith Corp.                         36,777
     1,465  Acuity Brands, Inc.                       46,382
     1,175  AZZ, Inc. (b)                             40,255
     1,725  Baldor Electric Co.                       44,591
     1,232  Brady Corp., Class A                      33,363
    15,122  Magnetek, Inc. (b)                        18,902
     1,033  Regal-Beloit Corp.                        48,427
                                               --------------
                                                     268,697
                                               --------------

            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 2.6%
       294  Anixter International, Inc. (b)           12,304
     2,620  Benchmark Electronics, Inc. (b)           44,016

      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKs (Continued)
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               (Continued)
       881  Electro Scientific Industries, Inc. (b)  $ 9,638
     7,890  Gerber Scientific, Inc. (b)               36,452
       898  Littelfuse, Inc. (b)                      24,749
     3,590  Mercury Computer Systems, Inc. (b)        38,413
     1,212  MTS Systems Corp.                         32,118
     2,239  Plexus Corp. (b)                          56,647
       393  Rogers Corp. (b)                          10,198
     1,249  ScanSource, Inc. (b)                      31,712
     1,549  SYNNEX Corp. (b)                          39,856
     5,143  TTM Technologies, Inc. (b)                52,304
                                               --------------
                                                     388,407
                                               --------------

            ENERGY EQUIPMENT & SERVICES -- 4.6%
     1,673  Atwood Oceanics, Inc. (b)                 59,375
     1,389  Basic Energy Services, Inc. (b)            9,723
     1,986  Bristow Group, Inc. (b)                   57,892
       914  CARBO Ceramics, Inc.                      53,368
       713  Dril-Quip, Inc. (b)                       34,645
     3,147  Gulf Island Fabrication, Inc.             60,171
     1,284  Hornbeck Offshore Services, Inc. (b)      31,214
     6,702  ION Geophysical Corp. (b)                 25,669
       444  Lufkin Industries, Inc.                   25,330
     5,426  Matrix Service Co. (b)                    48,128
     1,331  NATCO Group, Inc., Class A (b)            58,138
     1,679  Oil States International, Inc. (b)        57,825
     6,427  Pioneer Drilling Co. (b)                  42,996
       434  SEACOR Holdings, Inc. (b)                 35,271
     6,092  Superior Well Services, Inc. (b)          64,636
     2,434  TETRA Technologies, Inc. (b)              23,026
                                               --------------
                                                     687,407
                                               --------------

            FOOD & STAPLES RETAILING -- 1.2%
     1,503  Casey's General Stores, Inc.              47,389
     2,647  Great Atlantic & Pacific Tea
               (The) Co., Inc. (b)                    26,232
     2,157  Nash Finch Co.                            62,510
       835  Spartan Stores, Inc.                      11,824
     1,480  United Natural Foods, Inc. (b)            35,683
                                               --------------
                                                     183,638
                                               --------------

            FOOD PRODUCTS -- 2.0%
     2,202  Cal-Maine Foods, Inc.                     59,784
     1,605  Darling International, Inc. (b)           11,155
     1,116  Diamond Foods, Inc.                       33,647
       799  Green Mountain Coffee Roasters,
               Inc. (b)                               53,173


Shares      Description                               Value
--------------------------------------------------------------

            FOOD PRODUCTS (Continued)
     1,231  Hain Celestial Group (The), Inc. (b)    $ 21,592
       820  J & J Snack Foods Corp.                   32,119
       913  Lance, Inc.                               22,022
       313  Sanderson Farms, Inc.                     11,453
     1,324  TreeHouse Foods, Inc. (b)                 49,518
                                               --------------
                                                     294,463
                                               --------------

            GAS UTILITIES -- 2.2%
     2,094  Atmos Energy Corp.                        58,318
     1,834  Laclede Group (The), Inc.                 56,322
       975  New Jersey Resources Corp.                34,320
     1,133  Northwest Natural Gas Co.                 47,371
     1,479  Piedmont Natural Gas Co., Inc.            34,431
     1,337  South Jersey Industries, Inc.             47,183
     2,306  Southwest Gas Corp.                       57,627
                                               --------------
                                                     335,572
                                               --------------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 4.8%
     1,764  Abaxis, Inc. (b)                          40,254
     3,318  Align Technology, Inc. (b)                52,159
     1,395  American Medical Systems
               Holdings, Inc. (b)                     21,511
       638  Analogic Corp.                            23,823
     2,461  CONMED Corp. (b)                          52,149
     1,984  Cooper (The) Cos., Inc.                   55,572
     7,400  CryoLife, Inc. (b)                        44,400
     1,480  Cyberonics, Inc. (b)                      21,401
     2,625  Greatbatch, Inc. (b)                      51,634
       630  Haemonetics Corp. (b)                     32,445
       320  ICU Medical, Inc. (b)                     11,200
       690  Integra LifeSciences Holdings (b)         21,073
     2,647  Invacare Corp.                            59,372
     1,222  Kensey Nash Corp. (b)                     29,218
     2,042  Merit Medical Systems, Inc. (b)           34,673
     1,528  Natus Medical, Inc. (b)                   21,224
       730  Neogen Corp. (b)                          23,141
     2,650  Osteotech, Inc. (b)                       11,448
       728  Palomar Medical Technologies,
               Inc. (b)                                7,396
       479  SurModics, Inc. (b)                       12,267
     2,276  Symmetry Medical, Inc. (b)                18,140
       871  West Pharmaceutical Services,
               Inc.                                   34,378
     1,645  Zoll Medical Corp. (b)                    31,946
                                               --------------
                                                     710,824
                                               --------------

            HEALTH CARE PROVIDERS & SERVICES -- 8.9%
     1,810  Air Methods Corp. (b)                     55,277
     1,585  Almost Family, Inc. (b)                   48,105
     1,352  Amedisys, Inc. (b)                        53,796
     2,660  AMERIGROUP Corp. (b)                      58,653

      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            HEALTH CARE PROVIDERS & SERVICES
               (Continued)
     3,721  AMN Healthcare Services, Inc. (b)       $ 30,959
       556  AmSurg Corp. (b)                          11,715
     1,371  Bio-Reference Laboratories, Inc. (b)      44,324
     2,024  Catalyst Health Solutions, Inc. (b)       63,493
     3,115  Centene Corp. (b)                         55,540
       537  Chemed Corp.                              24,337
     1,246  CorVel Corp. (b)                          35,511
       677  Genoptix, Inc. (b)                        23,553
     2,359  Gentiva Health Services, Inc. (b)         56,616
     3,401  Hanger Orthopedic Group, Inc. (b)         47,070
     4,814  Healthspring, Inc. (b)                    68,985
     3,079  Healthways, Inc. (b)                      49,510
       308  HMS Holdings Corp. (b)                    13,222
     3,525  inVentiv Health, Inc. (b)                 59,854
     1,500  IPC The Hospitalist Co. (b)               45,450
       214  Landauer, Inc.                            11,083
     8,412  LCA-Vision, Inc. (b)                      37,854
     1,971  LHC Group, Inc. (b)                       55,011
     6,725  MedCath Corp. (b)                         55,212
       858  MEDNAX, Inc. (b)                          44,547
       571  Molina Healthcare, Inc. (b)               10,689
     1,180  MWI Veterinary Supply, Inc. (b)           41,772
     4,718  Odyssey HealthCare, Inc. (b)              65,769
     1,271  PharMerica Corp. (b)                      19,612
     2,160  PSS World Medical, Inc. (b)               43,675
     2,718  RehabCare Group, Inc. (b)                 50,963
     4,151  Res-Care, Inc. (b)                        49,937
                                               --------------
                                                   1,332,094
                                               --------------

            HEALTH CARE TECHNOLOGY -- 0.7%
       570  Computer Programs & Systems, Inc.         24,077
     2,445  Eclipsys Corp. (b)                        45,844
     1,059  Omnicell, Inc. (b)                        10,420
       382  Quality Systems, Inc.                     23,310
                                               --------------
                                                     103,651
                                               --------------

            HOTELS, RESTAURANTS & LEISURE -- 5.5%
       851  Buffalo Wild Wings, Inc. (b)              34,899
     2,266  California Pizza Kitchen, Inc. (b)        29,435
     3,373  CKE Restaurants, Inc.                     29,514
     1,371  Cracker Barrel Old Country
               Store, Inc.                            45,449
     3,780  Interval Leisure Group, Inc. (b)          42,185
     2,879  Jack in the Box, Inc. (b)                 54,010
     5,616  Landry's Restaurants, Inc. (b)            61,214
     4,612  Marcus (The) Corp.                        53,960


Shares      Description                               Value
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (Continued)
     4,384  Monarch Casino & Resort, Inc. (b)       $ 30,425
     9,216  Multimedia Games, Inc. (b)                45,251
     1,388  P.F. Chang's China Bistro, Inc. (b)       40,516
     1,254  Peet's Coffee & Tea, Inc. (b)             42,636
     4,630  Pinnacle Entertainment, Inc. (b)          39,123
     2,887  Red Robin Gourmet Burgers, Inc. (b)       48,242
     5,602  Ruby Tuesday, Inc. (b)                    37,309
    13,975  Ruth's Hospitality Group, Inc. (b)        43,462
     6,260  Shuffle Master, Inc. (b)                  48,891
     3,200  Sonic Corp. (b)                           29,920
     2,004  Steak n Shake (The) Co. (b)               23,347
     4,443  Texas Roadhouse, Inc. (b)                 42,075
                                               --------------
                                                     821,863
                                               --------------

            HOUSEHOLD DURABLES -- 0.7%
       606  Helen of Troy Ltd. (b)                    13,841
       582  Meritage Homes Corp. (b)                  10,615
       545  National Presto Industries, Inc.          47,377
     1,733  Universal Electronics, Inc. (b)           35,700
                                               --------------
                                                     107,533
                                               --------------

            HOUSEHOLD PRODUCTS -- 0.4%
     4,317  Central Garden & Pet Co., Class
               A (b)                                  40,839
       830  WD-40 Co.                                 26,137
                                               --------------
                                                      66,976
                                               --------------

            INDUSTRIAL CONGLOMERATES -- 0.2%
       596  Standex International Corp.               10,478
     1,626  Tredegar Corp.                            22,162
                                               --------------
                                                      32,640
                                               --------------

            INSURANCE -- 2.5%
     1,043  Delphi Financial Group, Inc.,
               Class A                                22,633
     2,285  Employers Holdings, Inc.                  33,864
       834  Infinity Property & Casualty Corp.        32,251
       430  Navigators Group (The), Inc. (b)          22,820
     2,278  Presidential Life Corp.                   21,254
     1,130  ProAssurance Corp. (b)                    56,816
       224  RLI Corp.                                 11,200
     1,791  Safety Insurance Group, Inc.              59,945
     1,499  Selective Insurance Group                 22,965
     2,418  Tower Group, Inc.                         59,434
       659  United Fire & Casualty Co.                11,519
       764  Zenith National Insurance Corp.           21,797
                                               --------------
                                                     376,498
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            INTERNET & CATALOG RETAIL -- 1.2%
       759  Blue Nile, Inc. (b)                     $ 45,578
     3,623  HSN, Inc. (b)                             54,128
     1,877  PetMed Express, Inc.                      29,450
     5,046  Ticketmaster Entertainment, Inc. (b)      48,694
                                               --------------
                                                     177,850
                                               --------------

            INTERNET SOFTWARE & SERVICES -- 1.3%
     2,619  comScore, Inc. (b)                        40,149
       625  DealerTrack Holdings, Inc. (b)            10,300
     1,524  InfoSpace, Inc. (b)                       13,061
     3,241  Knot (The), Inc. (b)                      34,582
     4,279  Perficient, Inc. (b)                      34,831
     7,335  United Online, Inc.                       58,680
                                               --------------
                                                     191,603
                                               --------------

            IT SERVICES -- 2.0%
       750  CACI International, Inc., Class
               A (b)                                  35,715
    14,744  CIBER, Inc. (b)                           47,476
     2,948  CSG Systems International, Inc. (b)       48,170
       708  CyberSource Corp. (b)                     11,597
       885  Forrester Research, Inc. (b)              22,417
     4,065  Heartland Payment Systems, Inc.           49,959
       253  MAXIMUS, Inc.                             11,704
     2,717  StarTek, Inc. (b)                         15,758
     2,074  TeleTech Holdings, Inc. (b)               37,104
       401  Wright Express Corp. (b)                  11,192
                                               --------------
                                                     291,092
                                               --------------

            LEISURE EQUIPMENT & PRODUCTS -- 1.2%
     6,683  Arctic Cat, Inc.                          39,697
       868  Polaris Industries, Inc.                  36,517
     2,124  Pool Corp.                                41,588
     1,655  RC2 Corp. (b)                             21,614
     3,647  Sturm Ruger & Co., Inc.                   38,731
                                               --------------
                                                     178,147
                                               --------------

            LIFE SCIENCES TOOLS & SERVICES --1.3%
     9,361  Cambrex Corp. (b)                         56,166
       182  Dionex Corp. (b)                          12,354
     4,997  Enzo Biochem, Inc. (b)                    27,533
     3,527  Kendle International, Inc. (b)            59,536
     2,604  PAREXEL International Corp. (b)           32,602
                                               --------------
                                                     188,191
                                               --------------

            MACHINERY -- 3.1%
       733  Actuant Corp., Class A                    11,442
       611  Badger Meter, Inc.                        22,772


Shares      Description                               Value
--------------------------------------------------------------

            MACHINERY (Continued)
     2,071  Barnes Group, Inc.                      $ 32,825
     1,822  Briggs & Stratton Corp.                   34,071
       442  Cascade Corp.                             10,979
       835  CIRCOR International, Inc.                22,754
     1,129  CLARCOR, Inc.                             33,227
       599  ESCO Technologies, Inc. (b)               23,529
     1,353  Gardner Denver, Inc. (b)                  48,586
     1,299  John Bean Technologies Corp.              21,330
     1,091  Kaydon Corp.                              38,174
       599  Lindsay Corp.                             19,665
     2,242  Lydall, Inc. (b)                          11,210
       493  Mueller Industries, Inc.                  11,664
     2,513  Robbins & Myers, Inc.                     58,302
       891  Toro (The) Co.                            32,985
       780  Watts Water Technologies, Inc.,
               Class A                                22,035
                                               --------------
                                                     455,550
                                               --------------

            MEDIA -- 0.2%
     1,705  Arbitron, Inc.                            36,964
                                               --------------

            METALS & MINING -- 0.8%
       516  AMCOL International Corp.                 13,437
     1,929  Brush Engineered Materials, Inc. (b)      35,590
     1,233  Olympic Steel, Inc.                       31,195
     1,893  RTI International Metals, Inc. (b)        39,204
                                               --------------
                                                     119,426
                                               --------------

            MULTILINE RETAIL -- 0.5%
     3,706  Fred's, Inc., Class A                     43,879
    11,342  Tuesday Morning Corp. (b)                 36,635
                                               --------------
                                                      80,514
                                               --------------

            MULTI-UTILITIES -- 0.7%
     2,916  Avista Corp.                              55,287
     1,065  CH Energy Group, Inc.                     44,102
                                               --------------
                                                      99,389
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 1.6%
     1,842  Holly Corp.                               53,436
     1,030  Penn Virginia Corp.                       20,857
     2,529  Petroleum Development Corp. (b)           42,234
     3,635  PetroQuest Energy, Inc. (b)               22,283
     1,090  St. Mary Land & Exploration Co.           37,169
       499  Swift Energy Co. (b)                      10,569
       981  World Fuel Services Corp.                 49,884
                                               --------------
                                                     236,432
                                               --------------

            PAPER & FOREST PRODUCTS -- 0.6%
     1,427  Clearwater Paper Corp. (b)                64,600
       218  Schweitzer-Mauduit
               International, Inc.                    11,260

      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            PAPER & FOREST PRODUCTS
               (Continued)
     2,360  Wausau Paper Corp.                      $ 20,697
                                               --------------
                                                      96,557
                                               --------------

            PERSONAL PRODUCTS -- 0.1%
     3,079  Mannatech, Inc.                           10,469
                                               --------------

            PHARMACEUTICALS -- 0.9%
     2,742  Par Pharmaceutical Cos., Inc. (b)         57,500
     2,220  Salix Pharmaceuticals Ltd. (b)            40,826
     4,905  ViroPharma, Inc. (b)                      36,983
                                               --------------
                                                     135,309
                                               --------------

            PROFESSIONAL SERVICES -- 1.8%
       898  Administaff, Inc.                         22,288
     2,518  CDI Corp.                                 30,669
     1,257  Exponent, Inc. (b)                        32,695
       507  Heidrick & Struggles
               International, Inc.                    13,872
    10,082  On Assignment, Inc. (b)                   60,895
     2,487  School Specialty, Inc. (b)                55,336
     3,354  TrueBlue, Inc. (b)                        40,583
       965  Volt Information Sciences,
               Inc. (b)                                7,826
                                               --------------
                                                     264,164
                                               --------------


            REAL ESTATE INVESTMENT TRUSTS -- 3.8%
     2,564  BioMed Realty Trust, Inc.                 34,794
     5,486  Cedar Shopping Centers, Inc.              33,300
     1,213  Colonial Properties Trust                 12,773
     2,912  DiamondRock Hospitality Co. (b)           22,160
     1,727  Entertainment Properties Trust            58,753
     3,355  Extra Space Storage, Inc.                 32,107
     1,801  Franklin Street Properties Corp.          19,415
       558  Healthcare Realty Trust, Inc.             11,623
     1,346  Inland Real Estate Corp.                  11,549
       424  Kilroy Realty Corp.                       11,711
     5,656  Kite Realty Group Trust                   20,984
     2,401  LaSalle Hotel Properties                  41,201
     2,384  Lexington Realty Trust                     9,989
     1,472  LTC Properties, Inc.                      34,960
     4,531  Medical Properties Trust, Inc.            36,248
     1,649  National Retail Properties, Inc.          31,958
       599  Parkway Properties, Inc.                  10,572
     3,101  Pennsylvania Real Estate
               Investment Trust                       22,730
       229  PS Business Parks, Inc.                   11,214
     1,851  Senior Housing Properties Trust           35,687
       774  Sovran Self Storage, Inc.                 23,297
     2,425  Urstadt Biddle Properties, Inc.,
               Class A                                35,817
                                               --------------
                                                     562,842
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.3%
     3,432  Forestar Group, Inc. (b)                $ 50,656
                                               --------------

            ROAD & RAIL -- 0.1%
       394  Arkansas Best Corp.                       10,173
                                               --------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
     3,051  Brooks Automation, Inc. (b)               20,991
       338  Cabot Microelectronics Corp. (b)          10,809
     1,739  Cohu, Inc.                                19,790
       606  Cymer, Inc. (b)                           20,749
     1,304  Diodes, Inc. (b)                          21,360
       956  FEI Co. (b)                               22,762
     9,830  Kopin Corp. (b)                           43,645
     7,824  Kulicke & Soffa Industries, Inc. (b)      36,382
       746  Microsemi Corp. (b)                        9,929
       612  MKS Instruments, Inc. (b)                  9,572
     3,564  Skyworks Solutions, Inc. (b)              37,173
       393  Supertex, Inc. (b)                         9,530
     1,782  Ultratech, Inc. (b)                       23,024
       360  Varian Semiconductor Equipment
               Associates, Inc. (b)                   10,220
                                               --------------
                                                     295,936
                                               --------------

            SOFTWARE -- 3.9%
     2,543  Blackbaud, Inc.                           56,429
     2,842  CommVault Systems, Inc. (b)               55,987
     1,187  Concur Technologies, Inc. (b)             42,305
     1,065  Ebix, Inc. (b)                            65,604
     5,555  Epicor Software Corp. (b)                 42,885
       537  JDA Software Group, Inc. (b)              10,654
     4,365  NetScout Systems, Inc. (b)                53,646
     6,463  Phoenix Technologies Ltd. (b)             15,123
     1,041  Progress Software Corp. (b)               24,047
     5,490  Radiant Systems, Inc. (b)                 54,022
     4,771  Smith Micro Software, Inc. (b)            43,321
     9,946  Sonic Solutions, Inc. (b)                 48,337
     2,084  Taleo Corp., Class A (b)                  45,306
     1,381  Tyler Technologies, Inc. (b)              26,267
                                               --------------
                                                     583,933
                                               --------------

            SPECIALTY RETAIL -- 5.1%
     1,563  Big 5 Sporting Goods Corp.                23,054
     1,036  Buckle (The), Inc.                        31,090
     4,421  Cabela's, Inc. (b)                        55,572
     2,325  Cato (The) Corp., Class A                 45,826
       787  Children's Place Retail Stores
               (The), Inc. (b)                        24,751
     2,631  Dress Barn (The), Inc. (b)                47,490
     2,322  Finish Line (The), Inc., Class A          23,545
     2,450  Genesco, Inc. (b)                         63,871
       438  Group 1 Automotive, Inc.                  11,134

      See Notes to Quarterly Portfolio of Investments

First Trust Small Cap Core AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            SPECIALTY RETAIL (Continued)
     1,219  Gymboree (The) Corp. (b)                $ 51,893
     7,874  Hot Topic, Inc. (b)                       60,630
     1,759  Jo-Ann Stores, Inc. (b)                   46,825
     1,317  Jos. A. Bank Clothiers, Inc. (b)          53,971
     1,513  Lithia Motors, Inc., Class A (b)          12,618
     1,911  Men's Wearhouse (The), Inc.               44,278
     1,255  Midas, Inc. (b)                           10,115
     3,622  Pep Boys-Manny, Moe & Jack (The)          31,765
       975  Tractor Supply Co. (b)                    43,583
     4,217  Tween Brands, Inc. (b)                    35,760
     1,650  Zale Corp. (b)                             7,804
     2,874  Zumiez, Inc. (b)                          38,713
                                               --------------
                                                     764,288
                                               --------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 3.1%
     1,326  Carter's, Inc. (b)                        31,294
     8,869  CROCS, Inc. (b)                           53,924
       417  Deckers Outdoor Corp. (b)                 37,392
     4,729  Iconix Brand Group, Inc. (b)              55,140
     3,671  Maidenform Brands, Inc. (b)               51,541
       812  Movado Group, Inc.                         8,510
       736  Perry Ellis International, Inc. (b)       10,061
     4,290  Quiksilver, Inc. (b)                       8,537
     1,376  Skechers U.S.A., Inc., Class A (b)        30,024
     1,819  True Religion Apparel, Inc. (b)           46,876
     1,327  UniFirst Corp.                            55,827
     2,146  Volcom, Inc. (b)                          35,645
     1,425  Wolverine World Wide, Inc.                36,451
                                               --------------
                                                     461,222
                                               --------------

            THRIFTS & MORTGAGE FINANCE -- 0.5%
     4,003  Bank Mutual Corp.                         28,101
     1,214  Brookline Bancorp, Inc.                   11,885
     2,065  Dime Community Bancshares, Inc.           22,694
     1,887  TrustCo Bank Corp. NY                     11,228
                                               --------------
                                                      73,908
                                               --------------

            TOBACCO -- 0.4%
    13,164  Alliance One International,
               Inc. (b)                               58,053
                                               --------------

            TRADING COMPANIES & DISTRIBUTORS -- 0.6%
     1,673  Applied Industrial Technologies, Inc.     33,845
     1,610  Kaman Corp.                               33,263
       677  Lawson Products, Inc.                     10,527
       220  Watsco, Inc.                              11,268
                                               --------------
                                                      88,903
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            WATER UTILITIES -- 0.1%
       653  American States Water Co.               $ 21,647
                                               --------------

            TOTAL COMMON STOCKS -- 99.8%
             (Cost $14,315,448)                   14,908,545

            MONEY MARKET FUND -- 0.3%
    41,674  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $41,674)                          41,674
                                               --------------

            TOTAL INVESTMENTS -- 100.1%
             (Cost $14,357,122) (d)               14,950,219
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (13,515)
                                               --------------

            NET ASSETS -- 100.0%                $ 14,936,704
                                               ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,212,931 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $619,834.


_____________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        --------------------------------------------
Common Stocks*          $14,908,545     $     -         $     -
Money Market Fund            41,674           -               -
                        --------------------------------------------
Total Investments       $14,950,219     $     -         $     -
                        ============================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Value Opportunities AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 3.1%
     2,080  General Dynamics Corp.                 $ 130,416
     2,472  Goodrich Corp.                           134,353
     2,712  Honeywell International, Inc.             97,334
     2,091  L-3 Communications Holdings, Inc.        151,159
     3,501  Raytheon Co.                             158,525
                                               --------------
                                                     671,787
                                               --------------

            AUTOMOBILES -- 0.5%
     4,381  Harley-Davidson, Inc.                    109,175
                                               --------------

            BEVERAGES -- 0.9%
     1,393  Brown-Forman Corp., Class B               67,992
       626  Coca-Cola (The) Co.                       33,372
     2,070  Molson Coors Brewing Co., Class B        101,368
                                               --------------
                                                     202,732
                                               --------------

            BIOTECHNOLOGY -- 0.9%
     1,730  Cephalon, Inc. (b)                        94,423
     1,184  Genzyme Corp. (b)                         59,910
       721  Gilead Sciences, Inc. (b)                 30,679
                                               --------------
                                                     185,012
                                               --------------

            CAPITAL MARKETS -- 1.1%
       925  Ameriprise Financial, Inc.                32,070
     1,159  Bank of New York Mellon (The) Corp.       30,899
     2,547  Federated Investors, Inc., Class B        66,859
     1,476  Invesco Ltd.                              31,217
     1,088  Morgan Stanley                            34,947
       735  T. Rowe Price Group, Inc.                 35,816
                                               --------------
                                                     231,808
                                               --------------

            CHEMICALS -- 2.4%
       866  Air Products and Chemicals, Inc.          66,795
     1,947  CF Industries Holdings, Inc.             162,088
     1,255  Eastman Chemical Co.                      65,900
     1,771  International Flavors &
               Fragrances, Inc.                       67,457
       868  Monsanto Co.                              58,312
       412  Praxair, Inc.                             32,729
     1,244  Sigma-Aldrich Corp.                       64,601
                                               --------------
                                                     517,882
                                               --------------

            COMMERCIAL BANKS -- 1.4%
     2,466  BB&T Corp.                                58,962
     1,132  Comerica, Inc.                            31,413
     3,315  Fifth Third Bancorp                       29,636
     5,167  KeyCorp                                   27,850
     1,078  M&T Bank Corp.                            67,752
       691  PNC Financial Services Group, Inc.        33,818
     1,490  SunTrust Banks, Inc.                      28,474


Shares      Description                               Value
--------------------------------------------------------------

            COMMERCIAL BANKS (Continued)
     1,192  Wells Fargo & Co.                       $ 32,804
                                               --------------
                                                     310,709
                                               --------------

            COMMERCIAL SERVICES & SUPPLIES -- 1.2%
     1,351  Pitney Bowes, Inc.                        33,099
     3,792  Republic Services, Inc.                   98,251
       693  Stericycle, Inc. (b)                      36,292
     3,379  Waste Management, Inc.                   100,965
                                               --------------
                                                     268,607
                                               --------------

            COMPUTERS & PERIPHERALS -- 0.3%
       562  International Business Machines
               Corp.                                  67,783
                                               --------------

            CONSTRUCTION & ENGINEERING -- 0.9%
     2,924  Jacobs Engineering Group, Inc. (b)       123,656
     3,035  Quanta Services, Inc. (b)                 64,342
                                               --------------
                                                     187,998
                                               --------------

            CONSUMER FINANCE -- 0.2%
       940  Capital One Financial Corp.               34,404
                                               --------------

            CONTAINERS & PACKAGING -- 1.1%
     5,185  Bemis Co., Inc.                          133,929
     5,132  Sealed Air Corp.                          98,688
                                               --------------
                                                     232,617
                                               --------------

            DISTRIBUTORS -- 0.4%
     2,648  Genuine Parts Co.                         92,654
                                               --------------

            DIVERSIFIED CONSUMER SERVICES -- 0.3%
     3,654  H&R Block, Inc.                           67,014
                                               --------------


            DIVERSIFIED FINANCIAL SERVICES -- 1.2%
     3,970  Bank of America Corp.                     57,883
       766  JPMorgan Chase & Co.                      31,996
     3,283  Moody's Corp.                             77,741
     4,786  NASDAQ OMX Group (The), Inc. (b)          86,435
                                               --------------
                                                     254,055
                                               --------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 3.0%
     6,217  AT&T, Inc.                               159,590
     4,998  CenturyTel, Inc.                         162,235
     8,909  Frontier Communications Corp.             63,878
    17,630  Qwest Communications
               International, Inc.                    63,292
     4,438  Verizon Communications, Inc.             131,320

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Value Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            DIVERSIFIED TELECOMMUNICATION
               SERVICES (Continued)
     6,630  Windstream Corp.                        $ 63,913
                                               --------------
                                                     644,228
                                               --------------

            ELECTRIC UTILITIES -- 9.0%
     5,065  Allegheny Energy, Inc.                   115,583
     5,419  American Electric Power Co., Inc.        163,762
    10,669  Duke Energy Corp.                        168,784
     5,001  Edison International                     159,132
     1,682  Entergy Corp.                            129,043
     2,030  Exelon Corp.                              95,329
     3,673  FirstEnergy Corp.                        158,967
     2,432  FPL Group, Inc.                          119,411
     7,073  Northeast Utilities                      163,033
    11,285  Pepco Holdings, Inc.                     168,485
     4,093  Pinnacle West Capital Corp.              128,193
     3,321  PPL Corp.                                 97,770
     4,299  Progress Energy, Inc.                    161,342
     3,181  Southern Co.                              99,215
                                               --------------
                                                   1,928,049
                                               --------------

            ELECTRICAL EQUIPMENT -- 0.3%
     1,675  Emerson Electric Co.                      63,231
                                               --------------

            ELECTRONIC EQUIPMENT,
              INSTRUMENTS & COMPONENTS --
               0.7%
    10,968  Corning, Inc.                            160,242
                                               --------------

            ENERGY EQUIPMENT & SERVICES -- 2.1%
     1,407  Diamond Offshore Drilling, Inc.          134,017
     3,894  National Oilwell Varco, Inc. (b)         159,615
     7,279  Rowan Cos., Inc.                         169,237
                                               --------------
                                                     462,869
                                               --------------

            FOOD & STAPLES RETAILING -- 2.2%
     6,509  Kroger (The) Co.                         150,553
     8,516  Safeway, Inc.                            190,162
     2,052  Wal-Mart Stores, Inc.                    101,944
     1,101  Whole Foods Market, Inc. (b)              35,298
                                               --------------
                                                     477,957
                                               --------------

            FOOD PRODUCTS -- 4.1%
     5,747  Archer-Daniels-Midland Co.               173,100
     3,098  ConAgra Foods, Inc.                       65,058
     5,664  Dean Foods Co. (b)                       103,255
     1,690  H. J. Heinz Co.                           68,005
     2,837  Hormel Foods Corp.                       103,437
     1,901  J. M. Smucker (The) Co.                  100,240
     2,557  Kraft Foods, Inc., Class A                70,369
     1,979  McCormick & Co., Inc.                     69,285
     3,015  Sara Lee Corp.                            34,039


Shares      Description                               Value
--------------------------------------------------------------

            FOOD PRODUCTS (Continued)
     7,977  Tyson Foods, Inc., Class A              $ 99,872
                                               --------------
                                                     886,660
                                               --------------

            GAS UTILITIES -- 0.6%
     3,671  Nicor, Inc.                              136,121
                                               --------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.5%
     1,178  Baxter International, Inc.                63,683
     1,445  Becton, Dickinson & Co.                   98,780
     1,282  C. R. Bard, Inc.                          96,240
     1,944  DENTSPLY International, Inc.              64,074
                                               --------------
                                                     322,777
                                               --------------

            HEALTH CARE PROVIDERS & SERVICES -- 5.6%
     6,034  Aetna, Inc.                              157,065
     3,001  AmerisourceBergen Corp.                   66,472
     6,266  Cardinal Health, Inc.                    177,578
     3,587  CIGNA Corp.                               99,862
     8,413  Coventry Health Care, Inc. (b)           166,830
     4,502  Humana, Inc. (b)                         169,185
       564  McKesson Corp.                            33,124
     1,931  Quest Diagnostics, Inc.                  108,001
    11,424  Tenet Healthcare Corp. (b)                58,491
     3,546  WellPoint, Inc. (b)                      165,811
                                               --------------
                                                   1,202,419
                                               --------------

            HOTELS, RESTAURANTS & LEISURE -- 1.6%
     5,045  Carnival Corp.                           146,911
     3,936  Darden Restaurants, Inc.                 119,300
     1,177  McDonald's Corp.                          68,984
                                               --------------
                                                     335,195
                                               --------------

            HOUSEHOLD DURABLES -- 1.1%
     1,563  Fortune Brands, Inc.                      60,879
     1,731  Leggett & Platt, Inc.                     33,460
     1,920  Whirlpool Corp.                          137,453
                                               --------------
                                                     231,792
                                               --------------

            HOUSEHOLD PRODUCTS -- 1.1%
     1,142  Clorox (The) Co.                          67,641
     1,139  Kimberly-Clark Corp.                      69,661
     1,740  Procter & Gamble (The) Co.               100,920
                                               --------------
                                                     238,222
                                               --------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.9%
     6,798  AES (The) Corp. (b)                       88,850
    52,682  Dynegy, Inc., Class A (b)                105,364
                                               --------------
                                                     194,214
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Value Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            INDUSTRIAL CONGLOMERATES -- 0.5%
     8,181  General Electric Co.                   $ 116,661
                                               --------------

            INSURANCE -- 4.0%
     1,650  Aon Corp.                                 63,542
     3,143  Assurant, Inc.                            94,070
     1,999  Chubb (The) Corp.                         96,992
     5,169  Cincinnati Financial Corp.               131,086
     2,810  Genworth Financial, Inc., Class
               A (b)                                  29,842
     1,296  Lincoln National Corp.                    30,884
       882  MetLife, Inc.                             30,014
     1,226  Principal Financial Group, Inc.           30,699
     3,094  Torchmark Corp.                          125,616
     2,728  Travelers (The) Cos., Inc.               135,827
     4,699  Unum Group                                93,745
                                               --------------
                                                     862,317
                                               --------------

            IT SERVICES -- 2.0%
     2,480  Affiliated Computer Services,
               Inc., Class A (b)                     129,183
       855  Automatic Data Processing, Inc.           34,029
     3,186  Computer Sciences Corp. (b)              161,562
     5,266  Fidelity National Information
               Services, Inc.                        114,588
                                               --------------
                                                     439,362
                                               --------------

            LEISURE EQUIPMENT & PRODUCTS -- 0.9%
     4,841  Hasbro, Inc.                             132,014
     3,639  Mattel, Inc.                              68,886
                                               --------------
                                                     200,900
                                               --------------

            LIFE SCIENCES TOOLS & SERVICES -- 1.4%
       955  Millipore Corp. (b)                       63,994
     5,236  PerkinElmer, Inc.                         97,442
     3,076  Thermo Fisher Scientific, Inc.(b)        138,420
                                               --------------
                                                     299,856
                                               --------------


            MACHINERY -- 4.0%
     2,347  Deere & Co.                              106,906
     3,466  Dover Corp.                              130,599
     2,374  Eaton Corp.                              143,508
     1,022  Flowserve Corp.                          100,371
     1,943  Parker Hannifin Corp.                    102,901
     4,831  Snap-on, Inc.                            176,476
     2,360  Stanley Works (The)                      106,743
                                               --------------
                                                     867,504
                                               --------------

            MEDIA -- 2.3%
     9,943  Comcast Corp., Class A                   144,173
     3,653  DIRECTV Group (The), Inc. (b)             96,074
     8,932  Interpublic Group of Cos. (The),
               Inc. (b)                               53,771


Shares      Description                               Value
--------------------------------------------------------------

            MEDIA (Continued)
     4,892  Walt Disney (The) Co.                  $ 133,894
       144  Washington Post (The) Co., Class B        62,208
                                               --------------
                                                     490,120
                                               --------------

            METALS & MINING -- 1.3%
     3,839  Allegheny Technologies, Inc.             118,471
       763  Newmont Mining Corp.                      33,160
     3,785  United States Steel Corp.                130,545
                                               --------------
                                                     282,176
                                               --------------

            MULTILINE RETAIL -- 1.9%
     6,711  Big Lots, Inc. (b)                       168,111
     5,088  Family Dollar Stores, Inc.               143,990
     2,986  J. C. Penney Co., Inc.                    98,926
                                               --------------
                                                     411,027
                                               --------------

            MULTI-UTILITIES -- 9.9%
     6,643  Ameren Corp.                             161,691
     8,105  CenterPoint Energy, Inc.                 102,123
    12,531  CMS Energy Corp.                         166,662
     3,282  Consolidated Edison, Inc.                133,512
     3,894  Dominion Resources, Inc.                 132,747
     4,779  DTE Energy Co.                           176,727
       935  Integrys Energy Group, Inc.               32,351
    12,089  NiSource, Inc.                           156,190
     4,148  PG&E Corp.                               169,612
     4,273  Public Service Enterprise Group, Inc.    127,335
     4,811  SCANA Corp.                              162,804
     3,371  Sempra Energy                            173,438
     9,542  TECO Energy, Inc.                        136,832
     2,974  Wisconsin Energy Corp.                   129,875
     8,728  Xcel Energy, Inc.                        164,610
                                               --------------
                                                   2,126,509
                                               --------------

            OFFICE ELECTRONICS -- 0.8%
    21,696  Xerox Corp.                              163,154
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 6.2%
     5,264  Marathon Oil Corp.                       168,290
     4,816  Massey Energy Co.                        140,097
     2,546  Noble Energy, Inc.                       167,094
     1,713  Occidental Petroleum Corp.               129,983
     3,609  Peabody Energy Corp.                     142,880
     2,777  Pioneer Natural Resources Co.            114,163
     5,319  Spectra Energy Corp.                     101,699
    11,210  Tesoro Corp.                             158,509
     1,732  Valero Energy Corp.                       31,349
     9,397  Williams (The) Cos., Inc.                177,134
                                               --------------
                                                   1,331,198
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Value Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            PAPER & FOREST PRODUCTS -- 0.6%
     6,022  MeadWestvaco Corp.                     $ 137,482
                                               --------------

            PHARMACEUTICALS -- 2.9%
     2,037  Abbott Laboratories                      103,011
     4,474  Bristol-Myers Squibb Co.                  97,533
     3,185  Merck & Co., Inc. (b)                     98,512
     8,117  Pfizer, Inc.                             138,233
     2,378  Schering-Plough Corp.                     67,060
     3,667  Watson Pharmaceuticals, Inc. (b)         126,218
                                               --------------
                                                     630,567
                                               --------------

            REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     1,168  HCP, Inc.                                 34,561
       807  Health Care REIT, Inc.                    35,806
     2,853  Host Hotels & Resorts, Inc.               28,844
     2,575  Kimco Realty Corp.                        32,548
     1,096  Plum Creek Timber Co., Inc.               34,294
     2,818  ProLogis                                  31,928
       446  Public Storage                            32,826
                                               --------------
                                                     230,807
                                               --------------

            ROAD & RAIL -- 3.3%
     1,683  Burlington Northern Santa Fe Corp.       126,764
     3,209  CSX Corp.                                135,356
     3,895  Norfolk Southern Corp.                   181,585
     3,439  Ryder System, Inc.                       139,451
     2,302  Union Pacific Corp.                      126,932
                                               --------------
                                                     710,088
                                               --------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.9%
     1,218  Analog Devices, Inc.                      31,217
     1,716  Intel Corp.                               32,793
     1,216  Linear Technology Corp.                   31,470
     1,267  Microchip Technology, Inc.                30,357
     2,868  Xilinx, Inc.                              62,379
                                               --------------
                                                     188,216
                                               --------------

            SOFTWARE -- 0.1%
     7,447  Novell, Inc. (b)                          30,458
                                               --------------
            SPECIALTY RETAIL -- 2.3%
     3,782  Home Depot (The), Inc.                    94,890
     6,415  Lowe's Cos., Inc.                        125,542
     1,858  O'Reilly Automotive, Inc. (b)             69,266
    10,135  RadioShack Corp.                         171,180
       871  Tiffany & Co.                             34,222
                                               --------------
                                                     495,100
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            TEXTILES, APPAREL & LUXURY
               GOODS -- 0.5%
     1,391  VF Corp.                                $ 98,817
                                               --------------

            THRIFTS & MORTGAGE FINANCE -- 0.5%
     5,108  Hudson City Bancorp, Inc.                 67,119
     2,158  People's United Financial, Inc.           34,593
                                               --------------
                                                     101,712
                                               --------------

            TOBACCO -- 1.3%
     3,772  Altria Group, Inc.                        68,311
       904  Lorillard, Inc.                           70,259
     1,378  Philip Morris International, Inc.         65,262
     1,509  Reynolds American, Inc.                   73,156
                                               --------------
                                                     276,988
                                               --------------

            TRADING COMPANIES & DISTRIBUTORS -- 0.5%
     1,127  W.W. Grainger, Inc.                      105,634
                                               --------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.9%
    10,765  MetroPCS Communications, Inc. (b)         67,066
    42,512  Sprint Nextel Corp. (b)                  125,835
                                               --------------
                                                     192,901
                                               --------------

            TOTAL COMMON STOCKS -- 99.8%
             (Cost $19,713,750)                   21,507,767

            MONEY MARKET FUND -- 0.2%
    36,024  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $36,024)                          36,024
                                               --------------

            TOTAL INVESTMENTS -- 100.0%
            (Cost $19,749,774) (d)                21,543,791
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     (6,181)
                                               --------------

            NET ASSETS -- 100.0%                $ 21,537,610
                                               ==============


      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Value Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
       As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,151,809 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $357,792.


________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        ---------------------------------------------
Common Stocks*          $21,507,767     $     -         $     -
Money Market Fund            36,024           -               -
                        ---------------------------------------------
Total Investments       $21,543,791     $     -         $     -
                        =============================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 3.6%
     3,093  Boeing (The) Co.                       $ 147,845
     2,408  ITT Corp.                                122,086
     1,644  Precision Castparts Corp.                157,051
     2,472  Rockwell Collins, Inc.                   124,539
     2,061  United Technologies Corp.                126,649
                                               --------------
                                                     678,170
                                               --------------


            AIR FREIGHT & LOGISTICS -- 1.5%
     1,450  C.H. Robinson Worldwide, Inc.             79,910
     2,783  FedEx Corp.                              202,296
                                               --------------
                                                     282,206
                                               --------------

            AIRLINES -- 0.8%
    17,444  Southwest Airlines Co.                   146,530
                                               --------------

            BEVERAGES -- 2.2%
     2,763  Constellation Brands, Inc., Class
               A (b)                                  43,711
     7,281  Dr. Pepper Snapple Group, Inc. (b)       198,480
     4,596  Pepsi Bottling Group (The), Inc.         172,074
                                               --------------
                                                     414,265
                                               --------------

            BIOTECHNOLOGY -- 0.2%
       749  Celgene Corp. (b)                         38,236
                                               --------------

            CAPITAL MARKETS -- 1.8%
    95,692  E*TRADE Financial Corp. (b)              139,710
       832  Franklin Resources, Inc.                  87,052
       681  Goldman Sachs Group (The), Inc.          115,886
                                               --------------
                                                     342,648
                                               --------------

            CHEMICALS -- 1.6%
     2,597  Airgas, Inc.                             115,203
     1,811  Ecolab, Inc.                              79,612
     2,233  FMC Corp.                                114,106
                                               --------------
                                                     308,921
                                               --------------

            COMMERCIAL BANKS -- 0.4%
     6,329  First Horizon National Corp. (b)          74,872
                                               --------------

            COMMERCIAL SERVICES & SUPPLIES -- 0.8%
     4,144  Cintas Corp.                             114,747
     1,570  Iron Mountain, Inc. (b)                   38,355
                                               --------------
                                                     153,102
                                               --------------

            COMMUNICATIONS EQUIPMENT -- 3.5%
     3,557  Cisco Systems, Inc. (b)                   81,278
     2,227  Harris Corp.                              92,910
     6,198  Juniper Networks, Inc. (b)               158,111
    24,368  Motorola, Inc.                           208,834
    18,150  Tellabs, Inc. (b)                        109,263
                                               --------------
                                                     650,396
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            COMPUTERS & PERIPHERALS -- 8.4%
     1,129  Apple, Inc. (b)                        $ 212,817
     5,487  Dell, Inc. (b)                            79,507
     9,827  EMC Corp. (b)                            161,851
     4,434  Hewlett-Packard Co.                      210,438
     3,887  Lexmark International, Inc.,
               Class A (b)                            99,118
     7,846  NetApp, Inc. (b)                         212,234
     7,302  QLogic Corp. (b)                         128,077
     5,788  SanDisk Corp. (b)                        118,538
     6,085  Teradata Corp. (b)                       169,650
     5,730  Western Digital Corp. (b)                192,986
                                               --------------
                                                   1,585,216
                                               --------------

            CONSTRUCTION & ENGINEERING -- 0.6%
     2,470  Fluor Corp.                              109,717
                                               --------------

            CONSUMER FINANCE -- 1.9%
     4,940  American Express Co.                     172,110
    12,897  Discover Financial Services              182,363
                                               --------------
                                                     354,473
                                               --------------

            CONTAINERS & PACKAGING -- 2.4%
     1,702  Ball Corp.                                83,960
     5,673  Owens-Illinois, Inc. (b)                 180,855
     8,036  Pactiv Corp. (b)                         185,551
                                               --------------
                                                     450,366
                                               --------------

            DIVERSIFIED CONSUMER SERVICES --  0.6%
       568  Apollo Group, Inc., Class A (b)           32,433
     1,514  DeVry, Inc.                               83,709
                                               --------------
                                                     116,142
                                               --------------

            DIVERSIFIED FINANCIAL SERVICES --  0.4%
       431  IntercontinentalExchange, Inc. (b)        43,182
     1,449  NYSE Euronext                             37,457
                                               --------------
                                                      80,639
                                               --------------

            ELECTRICAL EQUIPMENT -- 0.9%
     3,931  Rockwell Automation, Inc.                160,974
                                               --------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.9%
     3,009  Agilent Technologies, Inc. (b)            74,443
     1,111  Amphenol Corp., Class A                   44,573
     1,497  FLIR Systems, Inc. (b)                    41,632
                                               --------------
                                                     160,648
                                               --------------

            ENERGY EQUIPMENT & SERVICES -- 6.5%
     1,963  Baker Hughes, Inc.                        82,583
    10,773  BJ Services Co.                          206,842


      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            ENERGY EQUIPMENT & SERVICES
               (Continued)
     5,535  Cameron International Corp. (b)        $ 204,629
     1,968  ENSCO International, Inc.                 90,115
     4,007  FMC Technologies, Inc. (b)               210,768
     6,175  Halliburton Co.                          180,372
     8,012  Nabors Industries Ltd. (b)               166,890
     2,917  Smith International, Inc.                 80,888
                                               --------------
                                                   1,223,087
                                               --------------


            FOOD & STAPLES RETAILING -- 3.1%
     2,966  Costco Wholesale Corp.                   168,617
     4,686  CVS Caremark Corp.                       165,416
     1,685  Sysco Corp.                               44,568
     5,586  Walgreen Co.                             211,318
                                               --------------
                                                     589,919
                                               --------------

            FOOD PRODUCTS -- 0.9%
     1,301  General Mills, Inc.                       85,762
     1,077  Hershey (The) Co.                         40,700
       850  Kellogg Co.                               43,809
                                               --------------
                                                     170,271
                                               --------------

            GAS UTILITIES -- 0.9%
     1,965  EQT Corp.                                 82,255
     2,229  Questar Corp.                             88,803
                                               --------------
                                                     171,058
                                               --------------

            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 2.1%
     2,816  Hospira, Inc. (b)                        125,706
       798  Intuitive Surgical, Inc. (b)             196,587
       994  Varian Medical Systems, Inc. (b)          40,734
       783  Zimmer Holdings, Inc. (b)                 41,163
                                               --------------
                                                     404,190
                                               --------------

            HEALTH CARE PROVIDERS &
               SERVICES  -- 3.5%
     2,217  DaVita, Inc. (b)                         117,568
     2,159  Express Scripts, Inc. (b)                172,547
     3,785  Medco Health Solutions, Inc. (b)         212,414
     6,145  Patterson Cos., Inc. (b)                 156,882
                                               --------------
                                                     659,411
                                               --------------

            HEALTH CARE TECHNOLOGY -- 0.2%
     2,727  IMS Health, Inc.                          44,695
                                               --------------

            HOTELS, RESTAURANTS & LEISURE -- 2.6%
     6,070  Marriott International, Inc.,
               Class A                               152,114
    10,137  Starbucks Corp. (b)                      192,400
     1,772  Wynn Resorts Ltd. (b)                     96,078


Shares      Description                               Value
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (Continued)
     1,240  Yum! Brands, Inc.                       $ 40,858
                                               --------------
                                                     481,450
                                               --------------

            HOUSEHOLD DURABLES -- 2.1%
     2,713  Black & Decker (The) Corp.               128,108
     6,178  Harman International
               Industries, Inc.                      232,354
     2,520  KB Home                                   35,734
                                               --------------
                                                     396,196
                                               --------------

            HOUSEHOLD PRODUCTS -- 0.2%
       549  Colgate-Palmolive Co.                     43,168
                                               --------------

            INDUSTRIAL CONGLOMERATES -- 0.4%
     1,135  3M Co.                                    83,502
                                               --------------

            INSURANCE -- 1.6%
     3,918  Aflac, Inc.                              162,558
     2,445  Loews Corp.                               80,929
     5,395  MBIA, Inc. (b)                            21,904
     2,525  Progressive (The) Corp. (b)               40,400
                                               --------------
                                                     305,791
                                               --------------

            INTERNET & CATALOG RETAIL -- 1.9%
     1,345  Amazon.com, Inc. (b)                     159,799
     8,740  Expedia, Inc. (b)                        198,136
                                               --------------
                                                     357,935
                                               --------------

            INTERNET SOFTWARE & SERVICES -- 2.2%
     7,093  eBay, Inc. (b)                           157,961
       253  Google, Inc., Class A (b)                135,638
     3,534  VeriSign, Inc. (b)                        80,611
     2,351  Yahoo!, Inc. (b)                          37,381
                                               --------------
                                                     411,591
                                               --------------

            IT SERVICES -- 2.3%
     5,415  Cognizant Technology Solutions
               Corp., Class A (b)                    209,290
       414  MasterCard, Inc., Class A                 90,674
     5,197  Total System Services, Inc.               82,996
     2,213  Western Union Co.                         40,210
                                               --------------
                                                     423,170
                                               --------------

            LIFE SCIENCES TOOLS &
               SERVICES -- 0.7%
     2,698  Life Technologies Corp. (b)              127,265
                                               --------------

            MACHINERY -- 2.9%
     3,262  Caterpillar, Inc.                        179,606
     3,737  Cummins, Inc.                            160,915
       980  Illinois Tool Works, Inc.                 45,002
     1,110  PACCAR, Inc.                              41,525

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            MACHINERY (Continued)
     3,891  Pall Corp.                             $ 123,500
                                               --------------
                                                     550,548
                                               --------------

            MEDIA -- 3.0%
     3,400  Omnicom Group, Inc.                      116,552
     3,399  Scripps Networks Interactive,
               Class A                               128,346
     3,886  Time Warner Cable, Inc.                  153,264
     5,972  Viacom, Inc., Class B (b)                164,768
                                               --------------
                                                     562,930
                                               --------------

            METALS & MINING -- 0.9%
     1,831  Freeport-McMoRan Copper & Gold,
               Inc. (b)                              134,322
       891  Nucor Corp.                               35,506
                                               --------------
                                                     169,828
                                               --------------

            MULTILINE RETAIL -- 3.2%
     3,669  Kohl's Corp. (b)                         209,940
     6,854  Nordstrom, Inc.                          217,820
     3,587  Target Corp.                             173,719
                                               --------------
                                                     601,479
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 6.5%
     3,337  Anadarko Petroleum Corp.                 203,324
     3,513  Cabot Oil & Gas Corp.                    135,145
     7,371  Chesapeake Energy Corp.                  180,590
     4,640  CONSOL Energy, Inc.                      198,638
     1,244  Devon Energy Corp.                        80,499
     1,504  EOG Resources, Inc.                      122,817
     2,544  Range Resources Corp.                    127,327
     2,943  Southwestern Energy Co. (b)              128,256
     1,013  XTO Energy, Inc.                          42,100
                                               --------------
                                                   1,218,696
                                               --------------

            PERSONAL PRODUCTS -- 0.9%
     3,698  Avon Products, Inc.                      118,521
     1,129  Estee Lauder (The) Cos., Inc.,
               Class A                                47,982
                                               --------------
                                                     166,503
                                               --------------

            PHARMACEUTICALS -- 2.4%
       738  Allergan, Inc.                            41,512
     4,266  Forest Laboratories, Inc. (b)            118,040
     7,774  King Pharmaceuticals, Inc. (b)            78,751
    13,075  Mylan, Inc. (b)                          212,338
                                               --------------
                                                     450,641
                                               --------------

            PROFESSIONAL SERVICES -- 0.7%
     9,580  Monster Worldwide, Inc. (b)              139,102
                                               --------------

            REAL ESTATE INVESTMENT
               TRUSTS -- 0.5%
     2,175  Ventas, Inc.                              87,283
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
    10,698  CB Richard Ellis Group, Inc.,
               Class A (b)                         $ 110,724
                                               --------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.4%
    36,983  Advanced Micro Devices, Inc. (b)         170,122
     5,457  Broadcom Corp., Class A (b)              145,211
    15,251  LSI Corp. (b)                             78,085
     5,571  NVIDIA Corp. (b)                          66,629
                                               --------------
                                                     460,047
                                               --------------

            SOFTWARE -- 4.0%
     1,116  BMC Software, Inc. (b)                    41,471
     3,808  CA, Inc.                                  79,663
     4,269  Citrix Systems, Inc. (b)                 156,928
     1,912  McAfee, Inc. (b)                          80,075
     7,573  Red Hat, Inc. (b)                        195,459
     3,677  Salesforce.com, Inc. (b)                 208,670
                                               --------------
                                                     762,266
                                               --------------

            SPECIALTY RETAIL -- 5.6%
     2,547  Abercrombie & Fitch Co., Class A          83,593
       286  AutoZone, Inc. (b)                        38,699
     4,461  Bed Bath & Beyond, Inc. (b)              157,072
     3,347  Best Buy Co., Inc.                       127,788
     3,163  GameStop Corp., Class A (b)               76,829
     7,825  Gap (The), Inc.                          166,986
       696  Sherwin-Williams (The) Co.                39,700
     7,212  Staples, Inc.                            156,500
     5,635  TJX (The) Cos., Inc.                     210,467
                                               --------------
                                                   1,057,634
                                               --------------

            TEXTILES, APPAREL & LUXURY
               GOODS -- 2.6%
     5,087  Coach, Inc.                              167,718
     1,941  NIKE, Inc., Class B                      120,691
     2,732  Polo Ralph Lauren Corp.                  203,316
                                               --------------
                                                     491,725
                                               --------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.2%
     1,150  American Tower Corp., Class A (b)         42,343
                                               --------------

            TOTAL COMMON STOCKS -- 100.1%
               (Cost $16,834,088)                 18,871,969

            MONEY MARKET FUND -- 0.1%
    10,820  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $10,820)                          10,820
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


            Description                               Value
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.2%
             (Cost $16,844,908) (d)             $ 18,882,789
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (37,208)
                                               --------------

            NET ASSETS -- 100.0%                $ 18,845,581
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
       As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,314,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $276,960.


______________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        ------------------------------------------
Common Stocks*          $18,871,969     $     -         $     -
Money Market Fund            10,820           -               -
                        ------------------------------------------
Total Investments       $18,882,789     $     -         $     -
                        ==========================================

* See Portfolio of Investments for industry breakout.


      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.1%
       399  Applied Signal Technology, Inc.          $ 8,176
       402  Esterline Technologies Corp. (b)          16,928
     1,156  GenCorp, Inc. (b)                          8,601
       577  General Dynamics Corp.                    36,178
       686  Goodrich Corp.                            37,284
       753  Honeywell International, Inc.             27,025
       581  L-3 Communications Holdings, Inc.         42,001
       535  Moog, Inc., Class A (b)                   13,359
       972  Raytheon Co.                              44,012
       329  Triumph Group, Inc.                       15,400
                                               --------------
                                                     248,964
                                               --------------

            AIR FREIGHT & LOGISTICS -- 0.1%
       272  Hub Group, Inc., Class A (b)               6,762
                                               --------------

            AIRLINES -- 0.1%
     3,633  JetBlue Airways Corp. (b)                 18,020
                                               --------------

            AUTO COMPONENTS -- 0.1%
     3,070  Spartan Motors, Inc.                      15,319
                                               --------------

            AUTOMOBILES -- 0.3%
     1,216  Harley-Davidson, Inc.                     30,303
                                               --------------

            BEVERAGES -- 0.7%
       387  Brown-Forman Corp., Class B               18,889
       174  Coca-Cola (The) Co.                        9,276
       575  Molson Coors Brewing Co., Class B         28,158
       761  PepsiAmericas, Inc.                       22,252
                                               --------------
                                                      78,575
                                               --------------

            BIOTECHNOLOGY -- 0.7%
       481  Cephalon, Inc. (b)                        26,253
       329  Genzyme Corp. (b)                         16,647
       200  Gilead Sciences, Inc. (b)                  8,510
     1,057  OSI Pharmaceuticals, Inc. (b)             34,057
                                               --------------
                                                      85,467
                                               --------------

            BUILDING PRODUCTS -- 0.4%
       617  AAON, Inc.                                11,112
     1,051  Apogee Enterprises, Inc.                  13,915
       233  Gibraltar Industries, Inc.                 2,521
     1,230  Griffon Corp. (b)                         10,787
       235  Universal Forest Products, Inc.            8,385
                                               --------------
                                                      46,720
                                               --------------

            CAPITAL MARKETS -- 0.8%
       256  Ameriprise Financial, Inc.                 8,876
       322  Bank of New York Mellon (The)
               Corp.                                   8,585
       707  Federated Investors, Inc., Class B        18,559
       410  Invesco Ltd.                               8,671
       443  Investment Technology Group,
               Inc. (b)                                9,556


Shares      Description                               Value
--------------------------------------------------------------

            CAPITAL MARKETS (Continued)
       911  LaBranche & Co., Inc. (b)                $ 2,514
       302  Morgan Stanley                             9,700
       622  Raymond James Financial, Inc.             14,685
       645  SWS Group, Inc.                            8,630
       204  T. Rowe Price Group, Inc.                  9,941
                                               --------------
                                                      99,717
                                               --------------

            CHEMICALS -- 3.0%
       311  A. Schulman, Inc.                          5,402
       241  Air Products and Chemicals, Inc.          18,588
     1,491  American Vanguard Corp.                   12,375
       310  Arch Chemicals, Inc.                       8,584
       503  Ashland, Inc.                             17,374
       627  Cabot Corp.                               13,750
       209  Calgon Carbon Corp. (b)                    3,311
       541  CF Industries Holdings, Inc.              45,038
       349  Eastman Chemical Co.                      18,326
       148  H.B. Fuller Co.                            2,828
       492  International Flavors &
               Fragrances, Inc.                       18,740
       305  Minerals Technologies, Inc.               15,024
       241  Monsanto Co.                              16,190
     2,139  Olin Corp.                                32,663
       203  OM Group, Inc. (b)                         5,485
       114  Praxair, Inc.                              9,056
       141  Quaker Chemical Corp.                      2,905
       783  RPM International, Inc.                   13,796
     1,044  Sensient Technologies Corp.               26,403
       345  Sigma-Aldrich Corp.                       17,916
       207  Stepan Co.                                11,849
       836  Terra Industries, Inc.                    26,560
       527  Valspar (The) Corp.                       13,370
                                               --------------
                                                     355,533
                                               --------------

            COMMERCIAL BANKS -- 4.1%
     2,537  Associated Banc-Corp.                     32,499
       594  BancorpSouth, Inc.                        13,412
       175  Bank of Hawaii Corp.                       7,770
       685  BB&T Corp.                                16,378
       895  Cathay General Bancorp                     7,903
     1,229  Central Pacific Financial Corp.            1,733
       186  City National Corp.                        7,007
       187  Columbia Banking System, Inc.              2,749
       314  Comerica, Inc.                             8,713
       195  Commerce Bancshares, Inc.                  7,480
       678  Community Bank System, Inc.               12,618
       280  Cullen/Frost Bankers, Inc.                13,101
       920  Fifth Third Bancorp                        8,225
     3,046  First BanCorp                              5,757
     1,091  First Commonwealth Financial Corp.         5,728
       550  First Midwest Bancorp, Inc.                5,720
       761  FirstMerit Corp.                          14,421

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            COMMERCIAL BANKS (Continued)
       984  Fulton Financial Corp.                   $ 8,128
       415  Glacier Bancorp, Inc.                      5,432
        82  Hancock Holding Co.                        2,974
     1,888  Hanmi Financial Corp. (b)                  2,889
       141  Home Bancshares, Inc.                      3,050
       280  Independent Bank Corp.                     5,956
     2,287  International Bancshares Corp.            33,962
     1,435  KeyCorp                                    7,735
       299  M&T Bank Corp.                            18,792
     1,014  National Penn Bancshares, Inc.             5,699
       275  NBT Bancorp, Inc.                          5,995
       829  Old National Bancorp                       8,597
       380  PacWest Bancorp                            6,452
       192  PNC Financial Services Group,
               Inc.                                    9,396
       267  Prosperity Bancshares, Inc.                9,556
       956  S&T Bancorp, Inc.                         15,057
       215  Simmons First National Corp.,
               Class A                                 6,291
     2,107  South Financial Group (The), Inc.          1,686
     1,715  Sterling Bancorp                          11,542
     1,271  Sterling Bancshares, Inc.                  7,079
     1,548  Sterling Financial Corp. (b)               1,238
       413  SunTrust Banks, Inc.                       7,892
     1,578  Susquehanna Bancshares, Inc.               8,695
     1,666  TCF Financial Corp.                       19,709
        70  Tompkins Financial Corp.                   3,036
     1,521  Trustmark Corp.                           28,823
     3,872  UCBH Holdings, Inc.                        3,795
       153  UMB Financial Corp.                        6,085
       292  Umpqua Holdings Corp.                      2,894
       632  United Bankshares, Inc.                   11,281
       619  United Community Banks, Inc. (b)           2,513
       589  Valley National Bancorp                    7,822
       331  Wells Fargo & Co.                          9,109
       649  Whitney Holding Corp.                      5,211
       510  Wilmington Trust Corp.                     6,145
       332  Wintrust Financial Corp.                   9,366
                                               --------------
                                                     481,096
                                               --------------

            COMMERCIAL SERVICES &
               SUPPLIES -- 1.5%
       442  ABM Industries, Inc.                       8,301
       538  Brink's (The) Co.                         12,767
       248  Consolidated Graphics, Inc. (b)            4,975
       847  Deluxe Corp.                              12,053
       307  HNI Corp.                                  8,080
       527  Mine Safety Appliances Co.                13,433
       714  Mobile Mini, Inc. (b)                     10,353
       375  Pitney Bowes, Inc.                         9,187
     1,053  Republic Services, Inc.                   27,283
       527  Standard Register (The) Co.                2,514


Shares      Description                               Value
--------------------------------------------------------------

            COMMERCIAL SERVICES & SUPPLIES
               (Continued)
       192  Stericycle, Inc. (b)                    $ 10,055
       233  Tetra Tech, Inc. (b)                       5,995
       753  Waste Connections, Inc. (b)               23,667
       938  Waste Management, Inc.                    28,027
                                               --------------
                                                     176,690
                                               --------------

            COMMUNICATIONS EQUIPMENT -- 0.7%
     5,539  3Com Corp. (b)                            28,470
       629  Black Box Corp.                           16,675
     1,454  Digi International, Inc. (b)              11,559
       595  EMS Technologies, Inc. (b)                10,371
       496  PC-Tel, Inc. (b)                           2,907
       377  Tekelec (b)                                5,663
       956  Tollgrade Communications, Inc. (b)         5,688
                                               --------------
                                                      81,333
                                               --------------

            COMPUTERS & PERIPHERALS -- 0.2%
       927  Adaptec, Inc. (b)                          2,957
       220  Diebold, Inc.                              6,653
       156  International Business Machines
               Corp.                                  18,815
                                               --------------
                                                      28,425
                                               --------------

            CONSTRUCTION & ENGINEERING -- 1.7%
       801  Aecom Technology Corp. (b)                20,217
     1,361  Comfort Systems USA, Inc.                 14,835
       623  EMCOR Group, Inc. (b)                     14,715
     1,205  Granite Construction, Inc.                34,415
       812  Jacobs Engineering Group, Inc. (b)        34,340
     1,244  KBR, Inc.                                 25,465
       842  Quanta Services, Inc. (b)                 17,850
       225  Shaw Group (The), Inc. (b)                 5,774
       854  URS Corp. (b)                             33,186
                                               --------------
                                                     200,797
                                               --------------

            CONSTRUCTION MATERIALS -- 0.1%
        79  Martin Marietta Materials, Inc.            6,582
                                               --------------

            CONSUMER FINANCE -- 0.3%
       261  Capital One Financial Corp.                9,552
       523  Cash America International, Inc.          15,826
       676  Rewards Network, Inc.                      7,274
                                               --------------
                                                      32,652
                                               --------------

            CONTAINERS & PACKAGING -- 1.6%
       775  AptarGroup, Inc.                          27,365
     1,439  Bemis Co., Inc.                           37,169
       263  Greif, Inc., Class A                      14,076
     1,420  Packaging Corp. of America                25,958

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            CONTAINERS & PACKAGING
               (Continued)
       263  Rock-Tenn Co., Class A                  $ 11,519
     1,425  Sealed Air Corp.                          27,403
       788  Sonoco Products Co.                       21,079
     1,323  Temple-Inland, Inc.                       20,440
                                               --------------
                                                     185,009
                                               --------------


            DISTRIBUTORS -- 0.2%
       736  Genuine Parts Co.                         25,753
                                               --------------

            DIVERSIFIED CONSUMER
               SERVICES -- 1.2%
        89  American Public Education, Inc. (b)        2,839
       706  Brink's Home Security Holdings,
               Inc. (b)                               21,872
       781  Corinthian Colleges, Inc. (b)             12,387
     1,015  H&R Block, Inc.                           18,615
       456  Hillenbrand, Inc.                          9,111
       614  Matthews International Corp.,
               Class A                                22,552
     2,407  Regis Corp.                               39,090
     3,099  Service Corp. International               21,290
                                               --------------
                                                     147,756
                                               --------------

            DIVERSIFIED FINANCIAL
              SERVICES -- 0.7%
     1,103  Bank of America Corp.                     16,082
       376  Financial Federal Corp.                    7,678
       213  JPMorgan Chase & Co.                       8,897
       912  Moody's Corp.                             21,596
     1,329  NASDAQ OMX Group (The), Inc. (b)          24,001
                                               --------------
                                                      78,254
                                               --------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.8%
     1,726  AT&T, Inc.                                44,306
     1,388  CenturyTel, Inc.                          45,054
     4,138  Cincinnati Bell, Inc. (b)                 12,745
     2,474  Frontier Communications Corp.             17,739
     1,806  General Communication, Inc.,
               Class A (b)                            11,107
       738  Iowa Telecommunications
               Services, Inc.                          8,686
       272  Neutral Tandem, Inc. (b)                   5,737
     4,896  Qwest Communications
               International, Inc.                    17,577
     1,233  Verizon Communications, Inc.              36,484
     1,841  Windstream Corp.                          17,747
                                               --------------
                                                     217,182
                                               --------------

            ELECTRIC UTILITIES -- 6.9%
     1,406  Allegheny Energy, Inc.                    32,085
       369  ALLETE, Inc.                              12,491


Shares      Description                               Value
--------------------------------------------------------------

            ELECTRIC UTILITIES (Continued)
     1,504  American Electric Power Co., Inc.       $ 45,451
       818  Central Vermont Public Service Corp.      15,861
     1,155  Cleco Corp.                               28,586
       832  DPL, Inc.                                 21,083
     2,962  Duke Energy Corp.                         46,859
     1,389  Edison International                      44,198
       893  El Paso Electric Co. (b)                  16,744
       467  Entergy Corp.                             35,828
       564  Exelon Corp.                              26,485
     1,020  FirstEnergy Corp.                         44,145
       675  FPL Group, Inc.                           33,142
     1,599  Hawaiian Electric Industries, Inc.        28,542
     1,295  IDACORP, Inc.                             36,376
     1,964  Northeast Utilities                       45,270
     3,219  NV Energy, Inc.                           36,890
     3,134  Pepco Holdings, Inc.                      46,791
     1,137  Pinnacle West Capital Corp.               35,611
     1,860  PNM Resources, Inc.                       19,939
       923  PPL Corp.                                 27,173
     1,194  Progress Energy, Inc.                     44,811
       883  Southern Co.                              27,541
       470  UIL Holdings Corp.                        12,070
       403  Unisource Energy Corp.                    11,639
     1,912  Westar Energy, Inc.                       36,615
                                               --------------
                                                     812,226
                                               --------------

            ELECTRICAL EQUIPMENT -- 1.0%
       244  A.O. Smith Corp.                           9,670
       385  Acuity Brands, Inc.                       12,189
       308  AZZ, Inc. (b)                             10,552
       453  Baldor Electric Co.                       11,710
       431  Brady Corp., Class A                      11,671
       465  Emerson Electric Co.                      17,554
       689  Hubbell, Inc., Class B                    29,303
     3,971  Magnetek, Inc. (b)                         4,964
       271  Regal-Beloit Corp.                        12,705
                                               --------------
                                                     120,318
                                               --------------

            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 1.0%
        77  Anixter International, Inc. (b)            3,223
     3,046  Corning, Inc.                             44,502
     2,072  Gerber Scientific, Inc. (b)                9,573
       942  Mercury Computer Systems, Inc.(b)         10,079
       424  MTS Systems Corp.                         11,236
       328  ScanSource, Inc. (b)                       8,328
       407  SYNNEX Corp. (b)                          10,472
       696  Tech Data Corp. (b)                       26,747
                                               --------------
                                                     124,160
                                               --------------


      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            ENERGY EQUIPMENT & SERVICES -- 2.2%
       448  Atwood Oceanics, Inc. (b)               $ 15,900
       531  Bristow Group, Inc. (b)                   15,479
       390  Diamond Offshore Drilling, Inc.           37,147
       842  Gulf Island Fabrication, Inc.             16,099
     1,452  Matrix Service Co. (b)                    12,879
     1,081  National Oilwell Varco, Inc. (b)          44,310
     1,225  Pride International, Inc. (b)             36,211
     2,021  Rowan Cos., Inc.                          46,988
       792  Tidewater, Inc.                           33,003
                                               --------------
                                                     258,016
                                               --------------

            FOOD & STAPLES RETAILING -- 2.1%
       799  BJ's Wholesale Club, Inc. (b)             27,989
       395  Casey's General Stores, Inc.              12,454
       695  Great Atlantic & Pacific Tea
               (The) Co., Inc. (b)                     6,887
     1,808  Kroger (The) Co.                          41,819
       577  Nash Finch Co.                            16,722
     1,401  Ruddick Corp.                             37,435
     2,364  Safeway, Inc.                             52,788
       388  United Natural Foods, Inc. (b)             9,355
       570  Wal-Mart Stores, Inc.                     28,318
       306  Whole Foods Market, Inc. (b)               9,810
                                               --------------
                                                     243,577
                                               --------------


            FOOD PRODUCTS -- 3.1%
     1,596  Archer-Daniels-Midland Co.                48,072
       589  Cal-Maine Foods, Inc.                     15,991
       860  ConAgra Foods, Inc.                       18,060
       762  Corn Products International, Inc.         21,473
     1,573  Dean Foods Co. (b)                        28,676
       551  Flowers Foods, Inc.                       12,871
       470  H. J. Heinz Co.                           18,913
       787  Hormel Foods Corp.                        28,694
       528  J. M. Smucker (The) Co.                   27,841
       710  Kraft Foods, Inc., Class A                19,539
       423  Lancaster Colony Corp.                    20,549
       240  Lance, Inc.                                5,789
       550  McCormick & Co., Inc.                     19,255
       638  Ralcorp Holdings, Inc. (b)                34,261
       837  Sara Lee Corp.                             9,450
       525  Smithfield Foods, Inc. (b)                 7,004
       305  Tootsie Roll Industries, Inc.              7,567
     2,216  Tyson Foods, Inc., Class A                27,744
                                               --------------
                                                     371,749
                                               --------------

            GAS UTILITIES -- 2.4%
       821  AGL Resources, Inc.                       28,702
       560  Atmos Energy Corp.                        15,596
       865  Energen Corp.                             37,956
       490  Laclede Group (The), Inc.                 15,048
       158  National Fuel Gas Co.                      7,164


Shares      Description                               Value
--------------------------------------------------------------

            GAS UTILITIES (Continued)
       256  New Jersey Resources Corp.               $ 9,011
     1,019  Nicor, Inc.                               37,784
       297  Northwest Natural Gas Co.                 12,418
       593  ONEOK, Inc.                               21,473
       518  Piedmont Natural Gas Co., Inc.            12,059
       351  South Jersey Industries, Inc.             12,387
       617  Southwest Gas Corp.                       15,419
     1,156  UGI Corp.                                 27,605
       874  WGL Holdings, Inc.                        28,894
                                               --------------
                                                     281,516
                                               --------------

            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 2.6%
       366  American Medical Systems
               Holdings, Inc. (b)                      5,644
       167  Analogic Corp.                             6,236
       328  Baxter International, Inc.                17,732
       210  Beckman Coulter, Inc.                     13,509
       401  Becton, Dickinson & Co.                   27,412
       356  C. R. Bard, Inc.                          26,725
       647  CONMED Corp. (b)                          13,710
       531  Cooper (The) Cos., Inc.                   14,873
     1,980  CryoLife, Inc. (b)                        11,880
       583  Cyberonics, Inc. (b)                       8,430
       540  DENTSPLY International, Inc.              17,798
       207  Edwards Lifesciences Corp. (b)            15,927
       703  Greatbatch, Inc. (b)                      13,828
       166  Haemonetics Corp. (b)                      8,549
       556  Invacare Corp.                            12,471
       321  Kensey Nash Corp. (b)                      7,675
       276  Masimo Corp. (b)                           7,333
       537  Merit Medical Systems, Inc. (b)            9,118
       696  Osteotech, Inc. (b)                        3,007
       714  STERIS Corp.                              20,892
       599  Teleflex, Inc.                            29,800
       229  West Pharmaceutical Services, Inc.         9,039
       432  Zoll Medical Corp. (b)                     8,390
                                               --------------
                                                     309,978
                                               --------------

            HEALTH CARE PROVIDERS &
               SERVICES -- 5.6%
     1,676  Aetna, Inc.                               43,626
       417  Almost Family, Inc. (b)                   12,656
       712  AMERIGROUP Corp. (b)                      15,700
       834  AmerisourceBergen Corp.                   18,473
     1,740  Cardinal Health, Inc.                     49,312
       834  Centene Corp. (b)                         14,870
       996  CIGNA Corp.                               27,729
     2,337  Coventry Health Care, Inc. (b)            46,343
       178  Genoptix, Inc. (b)                         6,193
       631  Gentiva Health Services, Inc. (b)         15,144

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            HEALTH CARE PROVIDERS & SERVICES
               (Continued)
       893  Hanger Orthopedic Group, Inc. (b)       $ 12,359
     2,423  Health Net, Inc. (b)                      36,127
     1,289  Healthspring, Inc. (b)                    18,471
       264  Henry Schein, Inc. (b)                    13,947
     1,250  Humana, Inc. (b)                          46,975
     2,298  Kindred Healthcare, Inc. (b)              33,781
        56  Landauer, Inc.                             2,900
     1,379  LifePoint Hospitals, Inc. (b)             39,067
       156  McKesson Corp.                             9,162
     1,800  MedCath Corp. (b)                         14,778
     1,287  Omnicare, Inc.                            27,889
       161  Owens & Minor, Inc.                        6,583
       333  PharMerica Corp. (b)                       5,138
     1,082  Psychiatric Solutions, Inc. (b)           22,332
       537  Quest Diagnostics, Inc.                   30,034
       728  RehabCare Group, Inc. (b)                 13,650
     1,111  Res-Care, Inc. (b)                        13,365
     3,172  Tenet Healthcare Corp. (b)                16,241
       984  WellPoint, Inc. (b)                       46,012
                                               --------------
                                                     658,857
                                               --------------


            HEALTH CARE TECHNOLOGY -- 0.1%
       642  Eclipsys Corp. (b)                        12,037
       278  Omnicell, Inc. (b)                         2,736
                                               --------------
                                                      14,773
                                               --------------

            HOTELS, RESTAURANTS &
               LEISURE -- 2.3%
       498  Bob Evans Farms, Inc.                     13,082
     1,381  Brinker International, Inc.               17,456
     1,401  Carnival Corp.                            40,797
       885  CKE Restaurants, Inc.                      7,744
     1,093  Darden Restaurants, Inc.                  33,129
     1,050  International Speedway Corp.,
               Class A                                26,786
       770  Jack in the Box, Inc. (b)                 14,445
     1,503  Landry's Restaurants, Inc. (b)            16,383
     1,234  Marcus (The) Corp.                        14,438
       327  McDonald's Corp.                          19,165
     2,419  Multimedia Games, Inc. (b)                11,877
       329  Peet's Coffee & Tea, Inc. (b)             11,186
       773  Red Robin Gourmet Burgers, Inc. (b)       12,917
     1,471  Ruby Tuesday, Inc. (b)                     9,797
       840  Sonic Corp. (b)                            7,854
       527  Steak n Shake (The) Co. (b)                6,140
     1,167  Texas Roadhouse, Inc. (b)                 11,051
                                               --------------
                                                     274,247
                                               --------------

            HOUSEHOLD DURABLES -- 0.8%
       434  Fortune Brands, Inc.                      16,904
       481  Leggett & Platt, Inc.                      9,298


Shares      Description                               Value
--------------------------------------------------------------

            HOUSEHOLD DURABLES (Continued)
       143  National Presto Industries, Inc.        $ 12,431
       607  Universal Electronics, Inc. (b)           12,504
       533  Whirlpool Corp.                           38,158
                                               --------------
                                                      89,295
                                               --------------

            HOUSEHOLD PRODUCTS -- 0.7%
     1,134  Central Garden & Pet Co., Class
               A (b)                                  10,727
       317  Clorox (The) Co.                          18,776
       317  Kimberly-Clark Corp.                      19,388
       483  Procter & Gamble (The) Co.                28,014
       218  WD-40 Co.                                  6,865
                                               --------------
                                                      83,770
                                               --------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.5%
     1,888  AES (The) Corp. (b)                       24,676
    14,630  Dynegy, Inc., Class A (b)                 29,260
                                               --------------
                                                      53,936
                                               --------------

            INDUSTRIAL CONGLOMERATES -- 0.3%
     2,272  General Electric Co.                      32,399
       156  Standex International Corp.                2,742
       427  Tredegar Corp.                             5,820
                                               --------------
                                                      40,961
                                               --------------

            INSURANCE -- 3.8%
     1,463  American Financial Group, Inc.            35,990
       459  Aon Corp.                                 17,676
       297  Arthur J. Gallagher & Co.                  6,626
       873  Assurant, Inc.                            26,129
       555  Chubb (The) Corp.                         26,929
     1,435  Cincinnati Financial Corp.                36,392
       274  Delphi Financial Group, Inc.,
               Class A                                 5,946
        82  Everest Re Group Ltd.                      7,174
       671  First American Corp.                      20,392
       781  Genworth Financial, Inc., Class A (b)      8,294
     1,037  Horace Mann Educators Corp.               12,890
       219  Infinity Property & Casualty Corp.         8,469
       360  Lincoln National Corp.                     8,579
       245  MetLife, Inc.                              8,337
       112  Navigators Group (The), Inc. (b)           5,944
       598  Presidential Life Corp.                    5,579
       341  Principal Financial Group, Inc.            8,539
       302  ProAssurance Corp. (b)                    15,184
       338  Protective Life Corp.                      6,506
        58  RLI Corp.                                  2,900
       479  Safety Insurance Group, Inc.              16,032
       394  Selective Insurance Group                  6,036
       718  StanCorp Financial Group, Inc.            26,358

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            INSURANCE (Continued)
       859  Torchmark Corp.                         $ 34,875
       647  Tower Group, Inc.                         15,903
       758  Travelers (The) Cos., Inc.                37,741
       173  United Fire & Casualty Co.                 3,024
       372  Unitrin, Inc.                              7,291
     1,305  Unum Group                                26,035
       200  Zenith National Insurance Corp.            5,706
                                               --------------
                                                     453,476
                                               --------------

            IT SERVICES -- 2.5%
     3,062  Acxiom Corp. (b)                          35,152
       688  Affiliated Computer Services,
               Inc., Class A (b)                      35,838
       238  Automatic Data Processing, Inc.            9,472
     1,081  Broadridge Financial Solutions, Inc.      22,496
     3,946  CIBER, Inc. (b)                           12,706
       885  Computer Sciences Corp. (b)               44,878
       774  CSG Systems International, Inc. (b)       12,647
     1,463  Fidelity National Information
               Services, Inc.                         31,835
       232  Forrester Research, Inc. (b)               5,877
       596  Hewitt Associates, Inc., Class A (b)      21,170
       461  ManTech International Corp.,
               Class A (b)                            20,220
        66  MAXIMUS, Inc.                              3,053
     2,127  SAIC, Inc. (b)                            37,669
       714  StarTek, Inc. (b)                          4,141
                                               --------------
                                                     297,154
                                               --------------


            LEISURE EQUIPMENT &
               PRODUCTS -- 0.9%
     1,755  Arctic Cat, Inc.                          10,425
     2,855  Callaway Golf Co.                         19,528
     1,345  Hasbro, Inc.                              36,678
     1,011  Mattel, Inc.                              19,138
       228  Polaris Industries, Inc.                   9,592
       958  Sturm Ruger & Co., Inc.                   10,174
                                               --------------
                                                     105,535
                                               --------------

            LIFE SCIENCES TOOLS &
               SERVICES -- 1.1%
       401  Covance, Inc. (b)                         20,724
       944  Kendle International, Inc. (b)            15,935
       265  Millipore Corp. (b)                       17,757
       684  PAREXEL International Corp. (b)            8,564
     1,454  PerkinElmer, Inc.                         27,059
       854  Thermo Fisher Scientific, Inc. (b)        38,430
                                               --------------
                                                     128,469
                                               --------------

            MACHINERY -- 4.3%
     1,350  AGCO Corp. (b)                            37,948


Shares      Description                               Value
--------------------------------------------------------------

            MACHINERY (Continued)
       161  Badger Meter, Inc.                       $ 6,000
       543  Barnes Group, Inc.                         8,607
       638  Briggs & Stratton Corp.                   11,931
       296  CLARCOR, Inc.                              8,711
       561  Crane Co.                                 15,624
       652  Deere & Co.                               29,699
       962  Dover Corp.                               36,248
       659  Eaton Corp.                               39,837
       157  ESCO Technologies, Inc. (b)                6,167
     4,029  Federal Signal Corp.                      24,738
       284  Flowserve Corp.                           27,892
       818  Harsco Corp.                              25,759
       518  IDEX Corp.                                14,727
       341  John Bean Technologies Corp.               5,599
       287  Kaydon Corp.                              10,042
       157  Lindsay Corp.                              5,154
       588  Lydall, Inc. (b)                           2,940
       540  Parker Hannifin Corp.                     28,598
       490  Pentair, Inc.                             14,259
       672  Robbins & Myers, Inc.                     15,590
     1,342  Snap-on, Inc.                             49,023
       236  SPX Corp.                                 12,456
       655  Stanley Works (The)                       29,626
       927  Timken (The) Co.                          20,422
       578  Wabtec Corp.                              21,247
       205  Watts Water Technologies, Inc.,
               Class A                                 5,791
                                               --------------
                                                     514,635
                                               --------------

            MARINE -- 0.3%
       451  Alexander & Baldwin, Inc.                 13,002
       786  Kirby Corp. (b)                           26,567
                                               --------------
                                                      39,569
                                               --------------

            MEDIA -- 1.6%
       448  Arbitron, Inc.                             9,713
     2,761  Comcast Corp., Class A                    40,034
     1,015  DIRECTV Group (The), Inc. (b)             26,694
     1,571  Harte-Hanks, Inc.                         18,444
     2,481  Interpublic Group of Cos. (The),
               Inc. (b)                               14,936
       893  Scholastic Corp.                          22,209
     1,358  Walt Disney (The) Co.                     37,168
        40  Washington Post (The) Co., Class B        17,280
                                               --------------
                                                     186,478
                                               --------------

            METALS & MINING -- 1.1%
     1,067  Allegheny Technologies, Inc.              32,928
       135  AMCOL International Corp.                  3,515
       929  Carpenter Technology Corp.                19,537
     1,619  Commercial Metals Co.                     24,026
       212  Newmont Mining Corp.                       9,213

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            METALS & MINING (Continued)
     1,051  United States Steel Corp.               $ 36,249
                                               --------------
                                                     125,468
                                               --------------

            MULTILINE RETAIL -- 1.1%
     1,864  Big Lots, Inc. (b)                        46,693
     1,413  Family Dollar Stores, Inc.                39,988
       973  Fred's, Inc., Class A                     11,520
       829  J. C. Penney Co., Inc.                    27,465
     2,978  Tuesday Morning Corp. (b)                  9,619
                                               --------------
                                                     135,285
                                               --------------

            MULTI-UTILITIES -- 6.5%
     1,339  Alliant Energy Corp.                      35,564
     1,844  Ameren Corp.                              44,883
       781  Avista Corp.                              14,808
       863  Black Hills Corp.                         21,031
     2,251  CenterPoint Energy, Inc.                  28,363
       279  CH Energy Group, Inc.                     11,553
     3,480  CMS Energy Corp.                          46,284
       912  Consolidated Edison, Inc.                 37,100
     1,081  Dominion Resources, Inc.                  36,851
     1,327  DTE Energy Co.                            49,073
       260  Integrys Energy Group, Inc.                8,996
     3,357  NiSource, Inc.                            43,372
       910  NSTAR                                     28,165
       875  OGE Energy Corp.                          29,068
     1,151  PG&E Corp.                                47,064
     1,187  Public Service Enterprise Group, Inc.     35,373
     1,336  SCANA Corp.                               45,210
       936  Sempra Energy                             48,157
     2,649  TECO Energy, Inc.                         37,987
     1,619  Vectren Corp.                             36,492
       826  Wisconsin Energy Corp.                    36,071
     2,424  Xcel Energy, Inc.                         45,717
                                               --------------
                                                     767,182
                                               --------------

            OFFICE ELECTRONICS -- 0.4%
     6,025  Xerox Corp.                               45,308
                                               --------------

            OIL, GAS & CONSUMABLE FUELS -- 4.7%
     1,309  Arch Coal, Inc.                           28,353
     1,138  Bill Barrett Corp. (b)                    35,255
       484  Holly Corp.                               14,041
     1,461  Marathon Oil Corp.                        46,708
     1,337  Massey Energy Co.                         38,893
       707  Noble Energy, Inc.                        46,400
       476  Occidental Petroleum Corp.                36,119
       998  Overseas Shipholding Group, Inc.          39,172
     3,172  Patriot Coal Corp. (b)                    35,844
     1,002  Peabody Energy Corp.                      39,669
       771  Pioneer Natural Resources Co.             31,696
     1,795  Southern Union Co.                        35,128


Shares      Description                               Value
--------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (Continued)
     1,477  Spectra Energy Corp.                    $ 28,240
     3,113  Tesoro Corp.                              44,018
       481  Valero Energy Corp.                        8,706
     2,609  Williams (The) Cos., Inc.                 49,180
                                                -------------
                                                     557,422
                                                -------------

            PAPER & FOREST PRODUCTS -- 0.5%
       382  Clearwater Paper Corp. (b)                17,293
     1,673  MeadWestvaco Corp.                        38,194
        57  Schweitzer-Mauduit International, Inc.     2,944
       619  Wausau Paper Corp.                         5,429
                                                -------------
                                                      63,860
                                                -------------

            PERSONAL PRODUCTS -- 0.1%
       523  Alberto-Culver Co.                        14,027
                                                -------------

            PHARMACEUTICALS -- 1.5%
       565  Abbott Laboratories                       28,572
     1,243  Bristol-Myers Squibb Co.                  27,097
       884  Merck & Co., Inc. (b)                     27,342
     2,254  Pfizer, Inc.                              38,386
       660  Schering-Plough Corp.                     18,612
     1,018  Watson Pharmaceuticals, Inc. (b)          35,040
                                                -------------
                                                     175,049
                                                -------------

            PROFESSIONAL SERVICES -- 0.5%
       235  Administaff, Inc.                          5,833
       661  CDI Corp.                                  8,051
       330  Exponent, Inc. (b)                         8,583
     2,697  On Assignment, Inc. (b)                   16,290
       665  School Specialty, Inc. (b)                14,796
       253  Volt Information Sciences, Inc. (b)        2,052
                                                -------------
                                                      55,605
                                                -------------

            REAL ESTATE INVESTMENT
               TRUSTS -- 3.2%
       266  Alexandria Real Estate Equities, Inc.     14,409
       673  BioMed Realty Trust, Inc.                  9,133
       231  BRE Properties, Inc.                       6,290
     1,921  Cedar Shopping Centers, Inc.              11,660
       318  Colonial Properties Trust                  3,349
     4,505  Cousins Properties, Inc.                  32,977
     1,147  DiamondRock Hospitality Co. (b)            8,729
       603  Duke Realty Corp.                          6,778
       462  Entertainment Properties Trust            15,717
       462  Equity One, Inc.                           6,893
       881  Extra Space Storage, Inc.                  8,431
       473  Franklin Street Properties Corp.           5,099
       324  HCP, Inc.                                  9,587
       224  Health Care REIT, Inc.                     9,939

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            REAL ESTATE INVESTMENT TRUSTS
               (Continued)
       146  Healthcare Realty Trust, Inc.            $ 3,041
     1,422  Hospitality Properties Trust              27,459
       793  Host Hotels & Resorts, Inc.                8,017
       354  Inland Real Estate Corp.                   3,037
       112  Kilroy Realty Corp.                        3,093
       715  Kimco Realty Corp.                         9,038
     1,486  Kite Realty Group Trust                    5,513
       630  Lexington Realty Trust                     2,640
       222  Liberty Property Trust                     6,520
       386  LTC Properties, Inc.                       9,168
       224  Mack-Cali Realty Corp.                     6,933
     1,190  Medical Properties Trust, Inc.             9,520
       577  National Retail Properties, Inc.          11,182
       234  Nationwide Health Properties,
               Inc.                                    7,547
       904  OMEGA Healthcare Investors, Inc.          13,705
       157  Parkway Properties, Inc.                   2,771
       814  Pennsylvania Real Estate
               Investment Trust                        5,967
       305  Plum Creek Timber Co., Inc.                9,543
       783  ProLogis                                   8,871
        60  PS Business Parks, Inc.                    2,938
       124  Public Storage                             9,126
       531  Rayonier, Inc.                            20,486
       283  Realty Income Corp.                        6,560
       486  Senior Housing Properties Trust            9,370
       165  SL Green Realty Corp.                      6,395
       203  Sovran Self Storage, Inc.                  6,110
       637  Urstadt Biddle Properties, Inc.,
               Class A                                 9,409
       364  Weingarten Realty Investors                6,734
                                               --------------
                                                     379,684
                                               --------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.1%
       918  Forestar Group, Inc. (b)                  13,550
                                               --------------

            ROAD & RAIL -- 2.1%
       103  Arkansas Best Corp.                        2,659
       467  Burlington Northern Santa Fe Corp.        35,174
       891  CSX Corp.                                 37,582
       820  Kansas City Southern (b)                  19,869
     1,082  Norfolk Southern Corp.                    50,443
       956  Ryder System, Inc.                        38,766
       639  Union Pacific Corp.                       35,235
     1,555  Werner Enterprises, Inc.                  29,156
                                               --------------
                                                     248,884
                                               --------------


Shares      Description                               Value
--------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.6%
       339  Analog Devices, Inc.                     $ 8,689
       476  Intel Corp.                                9,096
       338  Linear Technology Corp.                    8,747
       352  Microchip Technology, Inc.                 8,434
       196  Microsemi Corp. (b)                        2,609
       426  Semtech Corp. (b)                          6,590
       103  Supertex, Inc. (b)                         2,498
       468  Ultratech, Inc. (b)                        6,047
       796  Xilinx, Inc.                              17,313
                                               --------------
                                                      70,023
                                               --------------

            SOFTWARE -- 0.6%
     1,348  Fair Isaac Corp.                          27,405
       926  Jack Henry & Associates, Inc.             21,363
       141  JDA Software Group, Inc. (b)               2,798
     2,068  Novell, Inc. (b)                           8,458
       274  Progress Software Corp. (b)                6,329
                                               --------------
                                                      66,353
                                               --------------

            SPECIALTY RETAIL -- 3.7%
     1,413  Aaron's, Inc.                             35,396
       859  American Eagle Outfitters, Inc.           15,024
     1,679  Barnes & Noble, Inc.                      27,888
       410  Big 5 Sporting Goods Corp.                 6,048
       272  Buckle (The), Inc.                         8,163
     1,183  Cabela's, Inc. (b)                        14,870
       610  Cato (The) Corp., Class A                 12,023
       836  Collective Brands, Inc. (b)               15,508
       609  Finish Line (The), Inc., Class A           6,175
       606  Foot Locker, Inc.                          6,351
       655  Genesco, Inc. (b)                         17,076
       115  Group 1 Automotive, Inc.                   2,923
     1,050  Home Depot (The), Inc.                    26,345
     2,107  Hot Topic, Inc. (b)                       16,224
       462  Jo-Ann Stores, Inc. (b)                   12,298
       596  Lithia Motors, Inc., Class A (b)           4,971
     1,781  Lowe's Cos., Inc.                         34,854
       501  Men's Wearhouse (The), Inc.               11,608
       330  Midas, Inc. (b)                            2,660
       516  O'Reilly Automotive, Inc. (b)             19,237
       951  Pep Boys-Manny, Moe & Jack (The)           8,340
     1,332  PetSmart, Inc.                            31,342
     2,814  RadioShack Corp.                          47,528
     1,976  Rent-A-Center, Inc. (b)                   36,279
       242  Tiffany & Co.                              9,508
     1,107  Tween Brands, Inc. (b)                     9,387
       433  Zale Corp. (b)                             2,048
                                               --------------
                                                     440,074
                                               --------------

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            TEXTILES, APPAREL &
               LUXURY GOODS -- 0.7%
     1,266  Iconix Brand Group, Inc. (b)            $ 14,762
       213  Movado Group, Inc.                         2,232
       193  Perry Ellis International, Inc. (b)        2,638
       169  Phillips-Van Heusen Corp.                  6,785
     1,126  Quiksilver, Inc. (b)                       2,241
       362  Skechers U.S.A., Inc., Class A (b)         7,899
       355  UniFirst Corp.                            14,935
       386  VF Corp.                                  27,421
       374  Wolverine World Wide, Inc.                 9,567
                                               --------------
                                                      88,480
                                               --------------

            THRIFTS & MORTGAGE FINANCE -- 1.0%
     1,312  Astoria Financial Corp.                   13,094
     1,051  Bank Mutual Corp.                          7,378
       319  Brookline Bancorp, Inc.                    3,123
       542  Dime Community Bancshares, Inc.            5,957
     1,174  First Niagara Financial Group, Inc.       15,074
     1,419  Hudson City Bancorp, Inc.                 18,646
     1,902  New York Community Bancorp, Inc.          20,523
     1,354  NewAlliance Bancshares, Inc.              15,002
       599  People's United Financial, Inc.            9,602
       496  TrustCo Bank Corp. NY                      2,951
       430  Washington Federal, Inc.                   7,374
                                               --------------
                                                     118,724
                                               --------------

            TOBACCO -- 1.1%
     3,523  Alliance One International, Inc. (b)      15,537
     1,047  Altria Group, Inc.                        18,961
       251  Lorillard, Inc.                           19,508
       383  Philip Morris International, Inc.         18,139
       419  Reynolds American, Inc.                   20,313
       892  Universal Corp.                           37,098
                                               --------------
                                                     129,556
                                               --------------

            TRADING COMPANIES &
               DISTRIBUTORS -- 0.7%
       439  Applied Industrial Technologies,
               Inc.                                    8,881
     1,335  GATX Corp.                                36,285
       422  Kaman Corp.                                8,719
       178  Lawson Products, Inc.                      2,768
       313  W.W. Grainger, Inc.                       29,337
        57  Watsco, Inc.                               2,920
                                               --------------
                                                      88,910
                                               --------------

            Water Utilities -- 0.2%
       172  American States Water Co.                  5,702


Shares      Description                               Value
--------------------------------------------------------------

            WATER UTILITIES (Continued)
       821  Aqua America, Inc.                      $ 12,684
                                               --------------
                                                      18,386
                                               --------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
     2,989  MetroPCS Communications, Inc. (b)         18,621
    11,806  Sprint Nextel Corp. (b)                   34,946
     1,655  Syniverse Holdings, Inc. (b)              28,350
     1,203  Telephone and Data Systems, Inc.          35,633
                                               --------------
                                                     117,550
                                               --------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $10,833,735)                   11,828,984

            MONEY MARKET FUND -- 0.4%
    42,182  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $42,182)                          42,182
                                               --------------


            TOTAL INVESTMENTS -- 100.3%
            (Cost $10,875,917) (d)                11,871,166
            NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%                  (30,322)
                                               --------------
            NET ASSETS -- 100.0%                $ 11,840,844
                                               ==============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
       As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,186,473 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $191,224.


      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Value AlphaDEX(R) Fund

October 31, 2009 (Unaudited)



_________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        --------------------------------------------
Common Stocks*          $11,828,984     $     -         $     -
Money Market Fund            42,182           -               -
                        --------------------------------------------
Total Investments       $11,871,166     $     -         $     -
                        ============================================

* See Portfolio of Investments for industry breakout.

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

Portfolio of Investments (a)
October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.3%
       560  AAR Corp. (b)                           $ 10,982
        65  Alliant Techsystems, Inc. (b)              5,056
        35  American Science & Engineering, Inc.       2,314
       543  Boeing (The) Co.                          25,955
       249  Cubic Corp.                                8,643
        70  Curtiss-Wright Corp.                       2,087
       423  ITT Corp.                                 21,446
       288  Precision Castparts Corp.                 27,513
       433  Rockwell Collins, Inc.                    21,814
        66  Teledyne Technologies, Inc. (b)            2,255
       361  United Technologies Corp.                 22,183
                                                 ------------
                                                     150,248
                                                 ------------

            AIR FREIGHT & LOGISTICS -- 0.8%
       254  C.H. Robinson Worldwide, Inc.             13,998
       487  FedEx Corp.                               35,400
       103  Forward Air Corp.                          2,198
                                                 ------------
                                                      51,596
                                                 ------------

            AIRLINES -- 0.9%
       981  Alaska Air Group, Inc. (b)                25,231
       594  SkyWest, Inc.                              8,298
     3,061  Southwest Airlines Co.                    25,713
                                                 ------------
                                                      59,242
                                                 ------------

            AUTO COMPONENTS -- 0.1%
       453  Drew Industries, Inc. (b)                  8,670
                                                 ------------

            AUTOMOBILES -- 0.4%
       679  Thor Industries, Inc.                     17,803
       501  Winnebago Industries, Inc. (b)             5,762
                                                 ------------
                                                      23,565
                                                 ------------

            BEVERAGES -- 1.3%
       199  Boston Beer (The) Co., Inc., Class
               A (b)                                   7,562
       484  Constellation Brands, Inc., Class
               A (b)                                   7,657
     1,278  Dr. Pepper Snapple Group, Inc. (b)        34,838
       137  Hansen Natural Corp. (b)                   4,952
       806  Pepsi Bottling Group (The), Inc.          30,177
                                                 ------------
                                                      85,186
                                                 ------------

            BIOTECHNOLOGY -- 0.3%
       131  Celgene Corp. (b)                          6,687
       118  Cubist Pharmaceuticals, Inc. (b)           1,999
       124  Regeneron Pharmaceuticals, Inc. (b)        1,947
       214  United Therapeutics Corp. (b)              9,104
                                                 ------------
                                                      19,737
                                                 ------------

            CAPITAL MARKETS -- 1.1%
    16,790  E*TRADE Financial Corp. (b)               24,513
       146  Franklin Resources, Inc.                  15,276


Shares      Description                               Value
--------------------------------------------------------------

            CAPITAL MARKETS (Continued)
       119  Goldman Sachs Group (The), Inc.         $ 20,250
       385  Jefferies Group, Inc. (b)                 10,049
        89  Stifel Financial Corp. (b)                 4,625
                                                 ------------
                                                      74,713
                                                 ------------

            CHEMICALS -- 1.7%
       456  Airgas, Inc.                              20,228
       456  Albemarle Corp.                           14,401
       317  Ecolab, Inc.                              13,935
       391  FMC Corp.                                 19,980
       132  NewMarket Corp.                           12,342
       488  Scotts Miracle-Gro (The) Co.,
               Class A                                19,823
       453  Zep, Inc.                                  7,746
                                                 ------------
                                                     108,455
                                                 ------------

            COMMERCIAL BANKS -- 0.5%
       185  Bank of the Ozarks, Inc.                   4,209
       288  East West Bancorp, Inc.                    2,601
     1,110  First Horizon National Corp. (b)          13,131
       707  Nara Bancorp, Inc.                         5,203
        98  PrivateBancorp, Inc.                         895
       117  SVB Financial Group (b)                    4,826
                                                 ------------
                                                      30,865
                                                 ------------

            COMMERCIAL SERVICES &
               SUPPLIES -- 1.4%
       373  ATC Technology Corp. (b)                   7,796
       727  Cintas Corp.                              20,131
       928  Corrections Corp. of America (b)          22,216
       243  Geo Group (The), Inc. (b)                  5,139
       130  Healthcare Services Group, Inc.            2,568
       275  Iron Mountain, Inc. (b)                    6,718
       268  Rollins, Inc.                              4,845
       236  Sykes Enterprises, Inc. (b)                5,603
       258  United Stationers, Inc. (b)               12,162
       120  Viad Corp.                                 2,100
                                                 ------------
                                                      89,278
                                                 ------------

            COMMUNICATIONS EQUIPMENT -- 4.0%
     1,260  ADC Telecommunications, Inc. (b)           8,177
       427  ADTRAN, Inc.                               9,838
       757  Arris Group, Inc. (b)                      7,767
     1,037  Avocent Corp. (b)                         25,790
       545  Blue Coat Systems, Inc. (b)               12,143
       624  Cisco Systems, Inc. (b)                   14,258
       702  CommScope, Inc. (b)                       18,968
       397  F5 Networks, Inc. (b)                     17,821
       390  Harris Corp.                              16,271
     1,087  Juniper Networks, Inc. (b)                27,729
     4,276  Motorola, Inc.                            36,645
       401  NETGEAR, Inc. (b)                          7,310
       588  Plantronics, Inc.                         14,177

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            COMMUNICATIONS EQUIPMENT
               (Continued)
       786  Polycom, Inc. (b)                       $ 16,876
       951  Symmetricom, Inc. (b)                      4,555
     3,185  Tellabs, Inc. (b)                         19,174
       185  ViaSat, Inc. (b)                           5,393
                                                 ------------
                                                     262,892
                                                 ------------

            COMPUTERS & PERIPHERALS -- 4.6%
       198  Apple, Inc. (b)                           37,323
       963  Dell, Inc. (b)                            13,954
     1,724  EMC Corp. (b)                             28,394
       778  Hewlett-Packard Co.                       36,924
       365  Intevac, Inc. (b)                          3,723
       682  Lexmark International, Inc., Class
               A (b)                                  17,391
       761  NCR Corp. (b)                              7,724
     1,377  NetApp, Inc. (b)                          37,248
     1,281  QLogic Corp. (b)                          22,469
     1,016  SanDisk Corp. (b)                         20,808
       429  Stratasys, Inc. (b)                        6,769
     1,068  Teradata Corp. (b)                        29,776
     1,005  Western Digital Corp. (b)                 33,848
                                                 ------------
                                                     296,351
                                                 ------------

            CONSTRUCTION & ENGINEERING -- 0.6%
     1,282  Dycom Industries, Inc. (b)                12,666
       432  Fluor Corp.                               19,190
       385  Insituform Technologies, Inc.,
               Class A (b)                             8,162
                                                 ------------
                                                      40,018
                                                 ------------

            CONSUMER FINANCE -- 1.3%
       867  American Express Co.                      30,206
       998  AmeriCredit Corp. (b)                     17,615
     2,263  Discover Financial Services               31,999
       140  First Cash Financial Services,
               Inc. (b)                                2,405
       195  World Acceptance Corp. (b)                 4,893
                                                 ------------
                                                      87,118
                                                 ------------

            CONTAINERS & PACKAGING -- 1.2%
       298  Ball Corp.                                14,700
       995  Owens-Illinois, Inc. (b)                  31,721
     1,410  Pactiv Corp. (b)                          32,557
                                                 ------------
                                                      78,978
                                                 ------------

            DISTRIBUTORS -- 0.2%
       850  LKQ Corp. (b)                             14,680
                                                 ------------

            DIVERSIFIED CONSUMER SERVICES -- 0.9%
        99  Apollo Group, Inc., Class A (b)            5,653
        73  Capella Education Co. (b)                  5,030
       207  Career Education Corp. (b)                 4,314


Shares      Description                               Value
--------------------------------------------------------------

            DIVERSIFIED CONSUMER SERVICES
               (Continued)
       223  Coinstar, Inc. (b)                       $ 7,078
       265  DeVry, Inc.                               14,652
        46  ITT Educational Services, Inc. (b)         4,156
       145  Pre-Paid Legal Services, Inc. (b)          5,733
        23  Strayer Education, Inc.                    4,668
       499  Universal Technical Institute,
               Inc. (b)                                8,977
                                                 ------------
                                                      60,261
                                                 ------------

            DIVERSIFIED FINANCIAL
               SERVICES -- 0.3%
        75  IntercontinentalExchange, Inc. (b)         7,514
       254  NYSE Euronext                              6,566
       162  Portfolio Recovery Associates,
               Inc. (b)                                7,475
                                                 ------------
                                                      21,555
                                                 ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.1%
       304  Cbeyond, Inc. (b)                          4,058
                                                 ------------

            ELECTRICAL EQUIPMENT -- 0.7%
       690  Rockwell Automation, Inc.                 28,256
       650  Woodward Governor Co.                     15,281
                                                 ------------
                                                      43,537
                                                 ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.2%
       528  Agilent Technologies, Inc. (b)            13,063
       194  Amphenol Corp., Class A                    7,783
       546  Benchmark Electronics, Inc. (b)            9,173
       179  Electro Scientific Industries,
               Inc. (b)                                1,958
       262  FLIR Systems, Inc. (b)                     7,286
       187  Littelfuse, Inc. (b)                       5,154
       183  National Instruments Corp.                 4,886
       466  Plexus Corp. (b)                          11,790
        80  Rogers Corp. (b)                           2,076
       211  Trimble Navigation Ltd. (b)                4,425
     1,073  TTM Technologies, Inc. (b)                10,912
                                                 ------------
                                                      78,506
                                                 ------------

            ENERGY EQUIPMENT & SERVICES -- 6.1%
       343  Baker Hughes, Inc.                        14,430
       282  Basic Energy Services, Inc. (b)            1,974
     1,890  BJ Services Co.                           36,288
       971  Cameron International Corp. (b)           35,898
       191  CARBO Ceramics, Inc.                      11,153
       148  Dril-Quip, Inc. (b)                        7,191
       344  ENSCO International, Inc.                 15,752
       703  FMC Technologies, Inc. (b)                36,978
     1,083  Halliburton Co.                           31,634

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            ENERGY EQUIPMENT & SERVICES
               (Continued)
     1,754  Helix Energy Solutions Group, Inc.
               (b)                                  $ 24,082
       532  Helmerich & Payne, Inc.                   20,227
       267  Hornbeck Offshore Services, Inc.(b)        6,491
     1,399  ION Geophysical Corp. (b)                  5,358
        92  Lufkin Industries, Inc.                    5,249
     1,406  Nabors Industries Ltd. (b)                29,287
       277  NATCO Group, Inc., Class A (b)            12,099
       277  Oceaneering International, Inc. (b)       14,155
       349  Oil States International, Inc. (b)        12,020
     1,342  Pioneer Drilling Co. (b)                   8,978
        90  SEACOR Holdings, Inc. (b)                  7,314
       511  Smith International, Inc.                 14,170
       700  Superior Energy Services, Inc. (b)        15,127
     1,272  Superior Well Services, Inc. (b)          13,496
       507  TETRA Technologies, Inc. (b)               4,796
       254  Unit Corp. (b)                             9,926
                                                 ------------
                                                     394,073
                                                 ------------

            FOOD & STAPLES RETAILING -- 1.6%
       519  Costco Wholesale Corp.                    29,505
       822  CVS Caremark Corp.                        29,017
       169  Spartan Stores, Inc.                       2,393
       295  Sysco Corp.                                7,803
       980  Walgreen Co.                              37,073
                                                 ------------
                                                     105,791
                                                 ------------

            FOOD PRODUCTS -- 1.1%
       325  Darling International, Inc. (b)            2,259
       155  Diamond Foods, Inc.                        4,673
       228  General Mills, Inc.                       15,030
       166  Green Mountain Coffee Roasters,
               Inc. (b)                               11,047
       256  Hain Celestial Group (The), Inc. (b)       4,490
       189  Hershey (The) Co.                          7,142
       171  J & J Snack Foods Corp.                    6,698
       149  Kellogg Co.                                7,680
        64  Sanderson Farms, Inc.                      2,342
       275  TreeHouse Foods, Inc. (b)                 10,285
                                                 ------------
                                                      71,646
                                                 ------------

            GAS UTILITIES -- 0.5%
       344  EQT Corp.                                 14,400
       390  Questar Corp.                             15,537
                                                 ------------
                                                      29,937
                                                 ------------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
       367  Abaxis, Inc. (b)                           8,375
       693  Align Technology, Inc. (b)                10,894
       309  Hologic, Inc. (b)                          4,567


Shares      Description                               Value
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (Continued)
       493  Hospira, Inc. (b)                       $ 22,007
        65  ICU Medical, Inc. (b)                      2,275
       144  Integra LifeSciences Holdings (b)          4,398
       140  Intuitive Surgical, Inc. (b)              34,489
       711  Kinetic Concepts, Inc. (b)                23,598
       318  Natus Medical, Inc. (b)                    4,417
       152  Neogen Corp. (b)                           4,818
       147  Palomar Medical Technologies, Inc. (b)     1,494
       112  ResMed, Inc. (b)                           5,512
        97  SurModics, Inc. (b)                        2,484
       474  Symmetry Medical, Inc. (b)                 3,778
       346  Thoratec Corp. (b)                         9,086
       174  Varian Medical Systems, Inc. (b)           7,130
       137  Zimmer Holdings, Inc. (b)                  7,202
                                                 ------------
                                                     156,524
                                                 ------------

            HEALTH CARE PROVIDERS &
              SERVICES -- 5.6%
       377  Air Methods Corp. (b)                     11,514
       281  Amedisys, Inc. (b)                        11,181
       777  AMN Healthcare Services, Inc. (b)          6,465
       113  AmSurg Corp. (b)                           2,381
       285  Bio-Reference Laboratories, Inc. (b)       9,214
       421  Catalyst Health Solutions, Inc. (b)       13,207
       112  Chemed Corp.                               5,076
       823  Community Health Systems, Inc. (b)        25,743
       259  CorVel Corp. (b)                           7,381
       388  DaVita, Inc. (b)                          20,576
       378  Express Scripts, Inc. (b)                 30,210
     3,508  Health Management Associates,
               Inc., Class A (b)                      21,399
       643  Healthways, Inc. (b)                      10,339
        63  HMS Holdings Corp. (b)                     2,705
       736  inVentiv Health, Inc. (b)                 12,497
       312  IPC The Hospitalist Co. (b)                9,454
     1,756  LCA-Vision, Inc. (b)                       7,902
       410  LHC Group, Inc. (b)                       11,443
       503  Lincare Holdings, Inc. (b)                15,799
       664  Medco Health Solutions, Inc. (b)          37,264
       179  MEDNAX, Inc. (b)                           9,294
       116  Molina Healthcare, Inc. (b)                2,171
       246  MWI Veterinary Supply, Inc. (b)            8,708
       985  Odyssey HealthCare, Inc. (b)              13,731
     1,078  Patterson Cos., Inc. (b)                  27,521
       450  PSS World Medical, Inc. (b)                9,099
       423  Universal Health Services, Inc.,
               Class B                                23,540
                                                 ------------
                                                     365,814
                                                 ------------

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            HEALTH CARE TECHNOLOGY -- 0.6%
       280  Cerner Corp. (b)                        $ 21,291
       119  Computer Programs & Systems, Inc.          5,026
       479  IMS Health, Inc.                           7,851
        80  Quality Systems, Inc.                      4,882
                                                 ------------
                                                      39,050
                                                 ------------

            HOTELS, RESTAURANTS &
               LEISURE -- 3.9%
       177  Buffalo Wild Wings, Inc. (b)               7,259
       472  California Pizza Kitchen, Inc. (b)         6,131
     1,135  Cheesecake Factory (The), Inc. (b)        20,634
       216  Chipotle Mexican Grill, Inc.,
               Class A (b)                            17,602
       285  Cracker Barrel Old Country Store,
               Inc.                                    9,448
       789  Interval Leisure Group, Inc. (b)           8,805
       937  Life Time Fitness, Inc. (b)               20,192
     1,065  Marriott International, Inc.,
               Class A                                26,689
       915  Monarch Casino & Resort, Inc. (b)          6,350
       289  P.F. Chang's China Bistro, Inc. (b)        8,436
        92  Panera Bread Co., Class A (b)              5,518
       966  Pinnacle Entertainment, Inc. (b)           8,163
     2,917  Ruth's Hospitality Group, Inc. (b)         9,072
     1,307  Shuffle Master, Inc. (b)                  10,208
     1,779  Starbucks Corp. (b)                       33,766
     2,222  Wendy's/Arby's Group, Inc., Class A        8,777
       590  WMS Industries, Inc. (b)                  23,588
       310  Wynn Resorts Ltd. (b)                     16,808
       217  Yum! Brands, Inc.                          7,150
                                                 ------------
                                                     254,596
                                                 ------------

            HOUSEHOLD DURABLES -- 1.8%
       475  Black & Decker (The) Corp.                22,430
     1,084  Harman International Industries,
               Inc.                                   40,769
       123  Helen of Troy Ltd. (b)                     2,809
       441  KB Home                                    6,254
       118  Meritage Homes Corp. (b)                   2,152
        16  NVR, Inc. (b)                             10,596
       658  Tupperware Brands Corp.                   29,623
                                                 ------------
                                                     114,633
                                                 ------------

            HOUSEHOLD PRODUCTS -- 0.3%
        96  Colgate-Palmolive Co.                      7,549
       158  Energizer Holdings, Inc. (b)               9,617
                                                 ------------
                                                      17,166
                                                 ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
       199  3M Co.                                    14,640
       775  Carlisle Cos., Inc.                       24,056
                                                 ------------
                                                      38,696
                                                 ------------


Shares      Description                               Value
--------------------------------------------------------------

            INSURANCE -- 1.5%
       686  Aflac, Inc.                             $ 28,462
       476  Employers Holdings, Inc.                   7,054
       254  Hanover Insurance Group, Inc.             10,686
       185  HCC Insurance Holdings, Inc.               4,882
       428  Loews Corp.                               14,167
       947  MBIA, Inc. (b)                             3,845
       442  Progressive (The) Corp. (b)                7,072
       353  Reinsurance Group of America, Inc.        16,273
       200  W. R. Berkley Corp.                        4,944
                                                 ------------
                                                      97,385
                                                 ------------

            INTERNET & CATALOG RETAIL -- 2.1%
       235  Amazon.com, Inc. (b)                      27,920
       119  Blue Nile, Inc. (b)                        7,146
     1,534  Expedia, Inc. (b)                         34,776
       756  HSN, Inc. (b)                             11,295
       227  NetFlix, Inc. (b)                         12,133
       391  PetMed Express, Inc.                       6,135
       158  priceline.com, Inc. (b)                   24,931
     1,053  Ticketmaster Entertainment, Inc. (b)      10,161
                                                 ------------
                                                     134,497
                                                 ------------

            INTERNET SOFTWARE & SERVICES -- 2.2%
       409  comScore, Inc. (b)                         6,270
       126  DealerTrack Holdings, Inc. (b)             2,077
       125  Digital River, Inc. (b)                    2,854
     1,245  eBay, Inc. (b)                            27,726
       228  Equinix, Inc. (b)                         19,453
        44  Google, Inc., Class A (b)                 23,589
       309  InfoSpace, Inc. (b)                        2,648
       676  Knot (The), Inc. (b)                       7,213
       893  Perficient, Inc. (b)                       7,269
     1,531  United Online, Inc.                       12,248
       797  ValueClick, Inc. (b)                       7,842
       620  VeriSign, Inc. (b)                        14,142
       411  Yahoo!, Inc. (b)                           6,535
                                                 ------------
                                                     139,866
                                                 ------------

            IT SERVICES -- 2.9%
       343  Alliance Data Systems Corp. (b)           18,858
       156 CACI International, Inc., Class A (b) 7,429 950 Cognizant Technology Solutions
               Corp., Class A (b)                     36,717
       143  CyberSource Corp. (b)                      2,342
       113  DST Systems, Inc. (b)                      4,713
       276  Gartner, Inc. (b)                          5,139
       337  Global Payments, Inc.                     16,591
       848  Heartland Payment Systems, Inc.           10,422
       551  Lender Processing Services, Inc.          21,930
        72  MasterCard, Inc., Class A                 15,769

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            IT SERVICES (Continued)
       223  NeuStar, Inc., Class A (b)               $ 5,151
       730  SRA International, Inc., Class A (b)      13,695
       432  TeleTech Holdings, Inc. (b)                7,728
       912  Total System Services, Inc.               14,565
       387  Western Union Co.                          7,032
        81  Wright Express Corp. (b)                   2,261
                                                 ------------
                                                     190,342
                                                 ------------

            LEISURE EQUIPMENT & PRODUCTS -- 0.2%
       331  Pool Corp.                                 6,481
       345  RC2 Corp. (b)                              4,506
                                                 ------------
                                                      10,987
                                                 ------------

            LIFE SCIENCES TOOLS &
               SERVICES -- 1.3%
       114  Bio-Rad Laboratories, Inc., Class
               A (b)                                  10,190
     1,954  Cambrex Corp. (b)                         11,724
        37  Dionex Corp. (b)                           2,512
     1,043  Enzo Biochem, Inc. (b)                     5,747
       472  Life Technologies Corp. (b)               22,264
       116  Mettler-Toledo International, Inc. (b)    11,310
       411  Varian, Inc. (b)                          21,043
                                                 ------------
                                                      84,790
                                                 ------------

            MACHINERY -- 3.8%
       149  Actuant Corp., Class A                     2,326
       738  Bucyrus International, Inc.               32,782
        89  Cascade Corp.                              2,211
       571  Caterpillar, Inc.                         31,439
       174  CIRCOR International, Inc.                 4,741
       656  Cummins, Inc.                             28,247
       282  Gardner Denver, Inc. (b)                  10,127
       172  Illinois Tool Works, Inc.                  7,898
       537  Joy Global, Inc.                          27,070
       106  Lincoln Electric Holdings, Inc.            5,029
       100  Mueller Industries, Inc.                   2,366
       280  Nordson Corp.                             14,776
       194  PACCAR, Inc.                               7,258
       683  Pall Corp.                                21,678
       761  Terex Corp. (b)                           15,387
       185  Toro (The) Co.                             6,849
       610  Trinity Industries, Inc.                  10,297
       246  Valmont Industries, Inc.                  17,778
                                                 ------------
                                                     248,259
                                                 ------------


            MEDIA -- 2.4%
       442  DreamWorks Animation SKG, Inc.,
               Class A (b)                            14,144
       575  Lamar Advertising Co., Class A (b)        13,973
       530  Marvel Entertainment, Inc. (b)            26,484
       597  Omnicom Group, Inc.                       20,465


Shares      Description                               Value
--------------------------------------------------------------

            MEDIA (Continued)
       595  Scripps Networks Interactive,
               Class A                              $ 22,467
       682  Time Warner Cable, Inc.                   26,898
     1,048  Viacom, Inc., Class B (b)                 28,914
                                                 ------------
                                                     153,345
                                                 ------------

            METALS & MINING -- 1.3%
       402  Brush Engineered Materials, Inc.(b)        7,417
       324  Cliffs Natural Resources, Inc.            11,525
       320  Freeport-McMoRan Copper & Gold,
               Inc. (b)                               23,475
       156  Nucor Corp.                                6,216
       257  Olympic Steel, Inc.                        6,502
       493  Reliance Steel & Aluminum Co.             17,985
       394  RTI International Metals, Inc. (b)         8,160
       329  Steel Dynamics, Inc.                       4,405
                                                 ------------
                                                      85,685
                                                 ------------

            MULTILINE RETAIL -- 2.1%
     1,172  99 Cents Only Stores (b)                  13,326
       323  Dollar Tree, Inc. (b)                     14,577
       644  Kohl's Corp. (b)                          36,850
     1,203  Nordstrom, Inc.                           38,231
       628  Target Corp.                              30,414
                                                 ------------
                                                     133,398
                                                 ------------

            OIL, GAS & CONSUMABLE FUELS -- 4.5%
       586  Anadarko Petroleum Corp.                  35,705
       615  Cabot Oil & Gas Corp.                     23,659
     1,293  Chesapeake Energy Corp.                   31,678
       242  Cimarex Energy Co.                         9,477
       814  CONSOL Energy, Inc.                       34,847
       218  Devon Energy Corp.                        14,107
       263  EOG Resources, Inc.                       21,477
       246  Newfield Exploration Co. (b)              10,091
       214  Penn Virginia Corp.                        4,333
       528  Petroleum Development Corp. (b)            8,818
       759  PetroQuest Energy, Inc. (b)                4,653
     1,481  Quicksilver Resources, Inc. (b)           18,068
       445  Range Resources Corp.                     22,272
       515  Southwestern Energy Co. (b)               22,444
       227  St. Mary Land & Exploration Co.            7,741
       101  Swift Energy Co. (b)                       2,139
       204  World Fuel Services Corp.                 10,373
       177  XTO Energy, Inc.                           7,356
                                                 ------------
                                                     289,238
                                                 ------------

            PERSONAL PRODUCTS -- 0.9%
       649  Avon Products, Inc.                       20,801
       198  Estee Lauder (The) Cos., Inc.,
               Class A                                 8,415
       626  Mannatech, Inc.                            2,128

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            PERSONAL PRODUCTS (Continued)
       664  NBTY, Inc. (b)                          $ 24,176
                                                 ------------
                                                      55,520
                                                 ------------

            PHARMACEUTICALS -- 2.6%
       129  Allergan, Inc.                             7,256
       697  Endo Pharmaceuticals Holdings,
               Inc. (b)                               15,613
       749  Forest Laboratories, Inc. (b)             20,725
     1,364  King Pharmaceuticals, Inc. (b)            13,817
       985  Medicis Pharmaceutical Corp.,
               Class A                                20,852
     2,294  Mylan, Inc. (b)                           37,255
       571  Par Pharmaceutical Cos., Inc. (b)         11,974
       308  Perrigo Co.                               11,454
       579  Salix Pharmaceuticals Ltd. (b)            10,648
       374  Valeant Pharmaceuticals
               International (b)                      10,996
       768  ViroPharma, Inc. (b)                       5,791
                                                 ------------
                                                     166,381
                                                 ------------

            PROFESSIONAL SERVICES -- 1.0%
       203  Corporate Executive Board (The) Co.        4,874
       346  Korn/Ferry International (b)               5,522
     1,681  Monster Worldwide, Inc. (b)               24,408
     1,998  MPS Group, Inc. (b)                       27,013
       525  TrueBlue, Inc. (b)                         6,353
                                                 ------------
                                                      68,170
                                                 ------------

            REAL ESTATE INVESTMENT
               TRUSTS -- 0.6%
       426  Corporate Office Properties Trust         14,139
       500  LaSalle Hotel Properties                   8,580
       381  Ventas, Inc.                              15,289
                                                 ------------
                                                      38,008
                                                 ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.7%
     1,877  CB Richard Ellis Group, Inc.,
               Class A (b)                            19,427
       555  Jones Lang LaSalle, Inc.                  26,002
                                                 ------------
                                                      45,429
                                                 ------------

            ROAD & RAIL -- 0.2%
       410  Con-way, Inc.                             13,526
                                                 ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.8%
     6,489  Advanced Micro Devices, Inc. (b)          29,849
       957  Broadcom Corp., Class A (b)               25,466
       637  Brooks Automation, Inc. (b)                4,383
        69  Cabot Microelectronics Corp. (b)           2,207
       362  Cohu, Inc.                                 4,120
       572  Cree, Inc. (b)                            24,081
       126  Cymer, Inc. (b)                            4,314


Shares      Description                               Value
--------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (Continued)
       271  Diodes, Inc. (b)                         $ 4,439
       199  FEI Co. (b)                                4,738
       259  International Rectifier Corp. (b)          4,735
     2,052  Kopin Corp. (b)                            9,111
     1,225  Kulicke & Soffa Industries, Inc.(b)        5,696
       148  Lam Research Corp. (b)                     4,991
     2,676  LSI Corp. (b)                             13,701
       124  MKS Instruments, Inc. (b)                  1,939
       977  NVIDIA Corp. (b)                          11,685
       339  Silicon Laboratories, Inc. (b)            14,204
       744  Skyworks Solutions, Inc. (b)               7,760
        73  Varian Semiconductor Equipment
               Associates, Inc. (b)                    2,072
                                                 ------------
                                                     179,491
                                                 ------------

            SOFTWARE -- 5.9%
       260  Advent Software, Inc. (b)                  9,937
       280  ANSYS, Inc. (b)                           11,362
       531  Blackbaud, Inc.                           11,783
       195  BMC Software, Inc. (b)                     7,246
       668  CA, Inc.                                  13,975
       749  Citrix Systems, Inc. (b)                  27,533
       592  CommVault Systems, Inc. (b)               11,662
       247  Concur Technologies, Inc. (b)              8,803
       222  Ebix, Inc. (b)                            13,675
       773  Epicor Software Corp. (b)                  5,968
       237  FactSet Research Systems, Inc.            15,180
     1,164  Informatica Corp. (b)                     24,712
       335  McAfee, Inc. (b)                          14,030
     2,258  Mentor Graphics Corp. (b)                 16,483
       347  MICROS Systems, Inc. (b)                   9,341
       911  NetScout Systems, Inc. (b)                11,196
     1,349  Phoenix Technologies Ltd. (b)              3,157
       624  Quest Software, Inc. (b)                  10,464
     1,146  Radiant Systems, Inc. (b)                 11,277
     1,329  Red Hat, Inc. (b)                         34,302
       782  Rovi Corp. (b)                            21,544
       645  Salesforce.com, Inc. (b)                  36,604
       996  Smith Micro Software, Inc. (b)             9,044
     2,076  Sonic Solutions, Inc. (b)                 10,089
       269  Sybase, Inc. (b)                          10,642
       225  Synopsys, Inc. (b)                         4,950
       434  Taleo Corp., Class A (b)                   9,435
       287  Tyler Technologies, Inc. (b)               5,459
                                                 ------------
                                                     379,853
                                                 ------------

            SPECIALTY RETAIL -- 6.7%
       446  Abercrombie & Fitch Co., Class A          14,638
       128  Advance Auto Parts, Inc.                   4,769
       603  Aeropostale, Inc. (b)                     22,631
        50  AutoZone, Inc. (b)                         6,766
       783  Bed Bath & Beyond, Inc. (b)               27,569

      See Notes to Quarterly Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX(R) Fund

October 31, 2009 (Unaudited)


Shares      Description                               Value
--------------------------------------------------------------

            COMMON STOCKS (Continued)
            SPECIALTY RETAIL (Continued)
       586  Best Buy Co., Inc.                      $ 22,373
     2,021  Chico's FAS, Inc. (b)                     24,151
       164  Children's Place Retail Stores
               (The), Inc. (b)                         5,158
     3,204  Coldwater Creek, Inc. (b)                 18,423
     1,173  Dick's Sporting Goods, Inc. (b)           26,615
       548  Dress Barn (The), Inc. (b)                 9,891
       554  GameStop Corp., Class A (b)               13,457
     1,373  Gap (The), Inc.                           29,300
       709  Guess?, Inc.                              25,914
       254  Gymboree (The) Corp. (b)                  10,813
       734  J. Crew Group, Inc. (b)                   29,933
       274  Jos. A. Bank Clothiers, Inc. (b)          11,229
       439  Ross Stores, Inc.                         19,320
       122  Sherwin-Williams (The) Co.                 6,959
     1,265  Staples, Inc.                             27,450
       989  TJX (The) Cos., Inc.                      36,939
       203  Tractor Supply Co. (b)                     9,074
       697  Urban Outfitters, Inc. (b)                21,872
       600  Zumiez, Inc. (b)                           8,082
                                                 ------------
                                                     433,326
                                                 ------------

            TEXTILES, APPAREL &
               LUXURY GOODS -- 3.3%
       276  Carter's, Inc. (b)                         6,514
       893  Coach, Inc.                               29,442
     1,851  CROCS, Inc. (b)                           11,254
        87  Deckers Outdoor Corp. (b)                  7,801
       553  Fossil, Inc. (b)                          14,782
     1,228  Hanesbrands, Inc. (b)                     26,549
       766  Maidenform Brands, Inc. (b)               10,755
       340  NIKE, Inc., Class B                       21,141
       478  Polo Ralph Lauren Corp.                   35,573
       379  True Religion Apparel, Inc. (b)            9,767
       565  Under Armour, Inc., Class A (b)           15,170
       447  Volcom, Inc. (b)                           7,425
       478  Warnaco Group (The), Inc. (b)             19,373
                                                 ------------
                                                     215,546
                                                 ------------

            TRADING COMPANIES &
               DISTRIBUTORS -- 0.4%
       116  MSC Industrial Direct Co., Inc.,
               Class A                                 4,994
     2,041  United Rentals, Inc. (b)                  19,369
                                                 ------------
                                                      24,363
                                                 ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.1%
       201  American Tower Corp., Class A (b)          7,401
                                                 ------------

            TOTAL COMMON STOCKS -- 99.9%
             (Cost $5,586,225)                     6,472,241


Shares      Description                               Value
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.3%
    22,723  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)
              (Cost $22,723)                          22,723
                                                 ------------

            TOTAL INVESTMENTS -- 100.2%
            (Cost $5,608,948) (d)                  6,494,964
            NET OTHER ASSETS AND
              LIABILITIES -- (0.2)%                  (15,090)
                                                 ------------

            NET ASSETS -- 100.0%                 $ 6,479,874
                                                 ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at October 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,005,842 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $119,826.


_________________________________
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of October 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
                        ------------------------------------------
Common Stocks*          $6,472,241      $     -         $     -
Money Market Fund           22,723            -               -
                        ------------------------------------------
Total Investments       $6,494,964      $     -         $     -
                        ==========================================

* See Portfolio of Investments for industry breakout.


      See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

        First Trust Consumer Discretionary AlphaDEX(R) Fund
        First Trust Consumer Staples AlphaDEX(R) Fund
        First Trust Energy AlphaDEX(R) Fund
        First Trust Financials AlphaDEX(R) Fund
        First Trust Health Care AlphaDEX(R) Fund
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
        First Trust Technology AlphaDEX(R) Fund
        First Trust Utilities AlphaDEX(R) Fund
        First Trust Large Cap Core AlphaDEX(R) Fund
        First Trust Mid Cap Core AlphaDEX(R) Fund
        First Trust Small Cap Core AlphaDEX(R) Fund
        First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
        First Trust Multi Cap Growth AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2009 (UNAUDITED)

pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

        o   Quoted prices for similar securities in active markets.

        o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

        o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

        o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of October 31, 2009 is included with each Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2009 (UNAUDITED)


                              LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Opportunities Index, Defined Large Cap Growth Opportunities Index, Defined Multi Cap Value Index and Defined Multi Cap Growth Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)

Date: December 23, 2009
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)


Date: December 23, 2009
      -----------------------------



By (Signature and Title)*   /s/ Mark R. Bradley
                            ------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and
                            Chief Accounting Officer
                            (principal financial officer)


Date: December 23, 2009
      ----------------------------


* Print the name and title of each signing officer under his or her signature.